JPMorgan Core Plus Bond Fund
Schedule of Portfolio Investments as of May 31, 2023
(Unaudited)
THE “UNAUDITED MUTUAL FUNDS HOLDINGS” LIST (“the
List”) IS TO BE USED FOR REPORTING PURPOSES ONLY. IT IS
NOT TO BE REPRODUCED FOR USE AS ADVERTISING OR
SALES LITERATURE WITH THE GENERAL PUBLIC. The list is
submitted for the general information of the shareholders of the Fund.
It is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a prospectus. The list has been created from the books and records of the Fund. Holdings are available 60 days after the fund’s fiscal quarter, using a trade date accounting convention, by contacting the appropriate service center.
The list is subject to change without notice. The list is for informational purposes only and is not intended as an offer or solicitation with respect to the purchase or sale of any security.

JPMorgan Asset Management is the marketing name for the asset management business of J.P. Morgan Chase & Co.
J.P. Morgan Distribution Services, Inc., member FINRA.
© J.P. Morgan Chase & Co., 2023.

JPMorgan Core Plus Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2023 (Unaudited)

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — 28.9%
Aerospace & Defense — 0.3%
Airbus SE (France)
3.15%, 4/10/2027 (a)	655	620
3.95%, 4/10/2047 (a)	150	126
BAE Systems plc (United Kingdom)
1.90%, 2/15/2031 (a)	764	617
3.00%, 9/15/2050 (a)	1,494	997
Boeing Co. (The)
2.75%, 2/1/2026	1,721	1,612
2.20%, 2/4/2026	1,700	1,582
3.10%, 5/1/2026	1,330	1,253
2.70%, 2/1/2027	6,025	5,533
BWX Technologies, Inc.
4.13%, 6/30/2028 (a)	695	628
4.13%, 4/15/2029 (a)	3,660	3,239
Howmet Aerospace, Inc. 5.95%, 2/1/2037	4,161	4,162
Lockheed Martin Corp. 4.50%, 5/15/2036	5,005	4,878
Northrop Grumman Corp. 4.95%, 3/15/2053	2,550	2,427
Raytheon Technologies Corp.
5.15%, 2/27/2033	3,823	3,888
4.50%, 6/1/2042	3,181	2,905
4.35%, 4/15/2047	166	145
5.38%, 2/27/2053	1,938	1,961
Spirit AeroSystems, Inc.
7.50%, 4/15/2025 (a)	827	817
9.38%, 11/30/2029 (a)	2,771	2,951
TransDigm, Inc. 6.25%, 3/15/2026 (a)	5,905	5,865
Triumph Group, Inc. 7.75%, 8/15/2025	2,364	2,263
Wesco Aircraft Holdings, Inc. 9.00%, 11/15/2026 (a)	8,139	732
		49,201
Automobile Components — 0.3%
Adient Global Holdings Ltd.
4.88%, 8/15/2026 (a)	700	663
7.00%, 4/15/2028 (a)	2,515	2,542
Allison Transmission, Inc.
4.75%, 10/1/2027 (a)	250	237
5.88%, 6/1/2029 (a)	3,625	3,496
3.75%, 1/30/2031 (a)	2,959	2,498
American Axle & Manufacturing, Inc.
6.50%, 4/1/2027	2,040	1,903
6.88%, 7/1/2028	1,420	1,270
5.00%, 10/1/2029	5,475	4,451
Clarios Global LP
6.75%, 5/15/2025 (a)	2,992	2,998
6.25%, 5/15/2026 (a)	2,477	2,451
Cooper-Standard Automotive, Inc.
4.50% (PIK), 3/31/2027 (a) (b)	6,510	6,442
10.63% (PIK), 5/15/2027 (a) (b)	4,490	2,371

JPMorgan Core Plus Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2023 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Automobile Components — continued
Dana Financing Luxembourg SARL 5.75%, 4/15/2025 (a)	4,125	4,088
Dana, Inc. 5.63%, 6/15/2028	1,350	1,236
Goodyear Tire & Rubber Co. (The)
9.50%, 5/31/2025	355	363
5.00%, 7/15/2029	5,815	5,236
5.25%, 4/30/2031	3,660	3,216
5.25%, 7/15/2031	4,015	3,492
Icahn Enterprises LP
6.38%, 12/15/2025	4,042	3,640
6.25%, 5/15/2026	957	838
5.25%, 5/15/2027	1,490	1,228
		54,659
Automobiles — 0.1%
Ford Motor Co. 9.63%, 4/22/2030	3,643	4,151
Hyundai Capital America
1.80%, 10/15/2025 (a)	4,110	3,770
1.50%, 6/15/2026 (a)	3,500	3,105
3.00%, 2/10/2027 (a)	4,000	3,672
2.38%, 10/15/2027 (a)	1,120	986
Mercedes-Benz Finance North America LLC (Germany) 3.30%, 5/19/2025 (a)	500	484
		16,168
Banks — 5.5%
ABN AMRO Bank NV (Netherlands)
4.75%, 7/28/2025 (a)	11,889	11,525
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.10%), 2.47%, 12/13/2029 (a) (c)	7,100	5,996
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 1.90%), 3.32%, 3/13/2037 (a) (c)	5,000	3,821
AIB Group plc (Ireland) (ICE LIBOR USD 3 Month + 1.87%), 4.26%, 4/10/2025 (a) (c)	1,940	1,895
ANZ New Zealand Int'l Ltd. (New Zealand)
3.40%, 3/19/2024 (a)	1,200	1,179
2.55%, 2/13/2030 (a)	397	339
Banco Bilbao Vizcaya Argentaria SA (Spain) 1.13%, 9/18/2025	4,000	3,615
Banco Nacional de Comercio Exterior SNC (Mexico) (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.00%), 2.72%, 8/11/2031 (a) (c)	2,850	2,397
Banco Santander SA (Spain)
5.15%, 8/18/2025	200	197
1.85%, 3/25/2026	2,400	2,157
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.90%), 1.72%, 9/14/2027 (c)	1,000	874
Bank of America Corp.
(SOFR + 0.41%), 0.52%, 6/14/2024 (c)	18,200	18,162
(3-MONTH CME TERM SOFR + 1.20%), 3.86%, 7/23/2024 (c)	5,000	4,985
Series X, (3-MONTH CME TERM SOFR + 3.97%), 6.25%, 9/5/2024 (c) (d) (e)	1,980	1,943
(3-MONTH CME TERM SOFR + 1.09%), 3.09%, 10/1/2025 (c)	519	500
(3-MONTH CME TERM SOFR + 1.13%), 2.46%, 10/22/2025 (c)	2,000	1,908
(3-MONTH CME TERM SOFR + 1.07%), 3.37%, 1/23/2026 (c)	6,000	5,764
(SOFR + 1.33%), 3.38%, 4/2/2026 (c)	10,370	9,978
(SOFR + 1.01%), 1.20%, 10/24/2026 (c)	8,500	7,661

JPMorgan Core Plus Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2023 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Banks — continued
Series N, (SOFR + 0.91%), 1.66%, 3/11/2027 (c)	3,175	2,868
(3-MONTH CME TERM SOFR + 1.32%), 3.56%, 4/23/2027 (c)	8,260	7,836
(3-MONTH CME TERM SOFR + 1.51%), 3.71%, 4/24/2028 (c)	1,000	940
(SOFR + 1.99%), 6.20%, 11/10/2028 (c)	3,320	3,434
(3-MONTH CME TERM SOFR + 1.33%), 3.97%, 3/5/2029 (c)	273	257
(SOFR + 1.63%), 5.20%, 4/25/2029 (c)	2,440	2,431
(SOFR + 1.06%), 2.09%, 6/14/2029 (c)	12,727	10,898
(3-MONTH CME TERM SOFR + 1.25%), 2.50%, 2/13/2031 (c)	12,400	10,390
(SOFR + 1.53%), 1.90%, 7/23/2031 (c)	15,000	11,934
(SOFR + 1.37%), 1.92%, 10/24/2031 (c)	7,380	5,828
Series N, (SOFR + 1.22%), 2.65%, 3/11/2032 (c)	5,000	4,135
(SOFR + 1.32%), 2.69%, 4/22/2032 (c)	745	616
(SOFR + 1.22%), 2.30%, 7/21/2032 (c)	22,000	17,531
6.98%, 3/7/2037	1,500	1,607
(3-MONTH CME TERM SOFR + 1.58%), 4.08%, 4/23/2040 (c)	1,535	1,295
(SOFR + 1.93%), 2.68%, 6/19/2041 (c)	8,665	5,948
Series L, 4.75%, 4/21/2045	2,000	1,823
(3-MONTH CME TERM SOFR + 3.41%), 4.08%, 3/20/2051 (c)	3,500	2,817
(SOFR + 1.56%), 2.97%, 7/21/2052 (c)	2,000	1,330
Bank of Montreal (Canada)
5.30%, 6/5/2026	2,500	2,503
(USD Swap Semi 5 Year + 1.43%), 3.80%, 12/15/2032 (c) (f)	372	332
Bank of New Zealand (New Zealand) 2.29%, 1/27/2027 (a)	889	810
Bank of Nova Scotia (The) (Canada)
(ICE LIBOR USD 3 Month + 2.65%), 7.85%, 7/12/2023 (c) (d) (e) (f)	4,800	4,070
2.70%, 8/3/2026	1,660	1,540
1.30%, 9/15/2026	1,500	1,325
Banque Federative du Credit Mutuel SA (France)
3.75%, 7/20/2023 (a)	2,770	2,761
0.65%, 2/27/2024 (a)	2,448	2,355
4.52%, 7/13/2025 (a)	12,430	12,152
4.94%, 1/26/2026 (a)	1,210	1,201
1.60%, 10/4/2026 (a)	3,530	3,130
BNP Paribas SA (France)
(ICE LIBOR USD 3 Month + 2.24%), 4.70%, 1/10/2025 (a) (c)	2,000	1,981
(SOFR + 2.07%), 2.22%, 6/9/2026 (a) (c)	558	518
(SOFR + 1.00%), 1.32%, 1/13/2027 (a) (c)	442	394
(SOFR + 1.61%), 1.90%, 9/30/2028 (a) (c)	1,000	858
(SOFR + 1.22%), 2.16%, 9/15/2029 (a) (c)	832	699
(SOFR + 1.56%), 3.13%, 1/20/2033 (a) (c)	2,128	1,765
BPCE SA (France)
5.15%, 7/21/2024 (a)	12,810	12,539
2.38%, 1/14/2025 (a)	2,260	2,129
1.00%, 1/20/2026 (a)	2,760	2,470
3.38%, 12/2/2026	250	234
(SOFR + 2.10%), 5.97%, 1/18/2027 (a) (c)	3,190	3,186
3.50%, 10/23/2027 (a)	2,600	2,370

JPMorgan Core Plus Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2023 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Banks — continued
5.13%, 1/18/2028 (a)	18,500	18,373
(SOFR + 1.31%), 2.28%, 1/20/2032 (a) (c)	2,015	1,561
(SOFR + 1.73%), 3.12%, 10/19/2032 (a) (c)	7,910	6,115
Canadian Imperial Bank of Commerce (Canada)
3.10%, 4/2/2024	921	903
2.25%, 1/28/2025	3,100	2,947
3.30%, 4/7/2025	2,000	1,925
Citigroup, Inc.
(ICE LIBOR USD 3 Month + 4.07%), 9.34%, 7/30/2023 (c) (d) (e)	581	578
Series M, (3-MONTH CME TERM SOFR + 3.68%), 6.30%, 5/15/2024 (c) (d) (e)	1,652	1,561
Series V, (SOFR + 3.23%), 4.70%, 1/30/2025 (c) (d) (e)	146	127
Series P, (3-MONTH CME TERM SOFR + 4.17%), 5.95%, 5/15/2025 (c) (d) (e)	2,120	1,991
6.88%, 6/1/2025	645	662
7.00%, 12/1/2025	1,115	1,150
(SOFR + 0.69%), 2.01%, 1/25/2026 (c)	9,292	8,742
(SOFR + 2.84%), 3.11%, 4/8/2026 (c)	2,500	2,396
(SOFR + 1.55%), 5.61%, 9/29/2026 (c)	15,285	15,395
4.30%, 11/20/2026	2,500	2,412
(3-MONTH CME TERM SOFR + 1.82%), 3.89%, 1/10/2028 (c)	15,910	15,142
6.63%, 1/15/2028	838	893
Series VAR, (SOFR + 1.28%), 3.07%, 2/24/2028 (c)	8,840	8,189
(3-MONTH CME TERM SOFR + 1.65%), 3.67%, 7/24/2028 (c)	803	755
(3-MONTH CME TERM SOFR + 1.41%), 3.52%, 10/27/2028 (c)	6,945	6,462
(3-MONTH CME TERM SOFR + 1.60%), 3.98%, 3/20/2030 (c)	3,600	3,338
(SOFR + 1.15%), 2.67%, 1/29/2031 (c)	2,600	2,211
(SOFR + 3.91%), 4.41%, 3/31/2031 (c)	17,210	16,278
(SOFR + 2.11%), 2.57%, 6/3/2031 (c)	5,000	4,186
(SOFR + 1.17%), 2.56%, 5/1/2032 (c)	1,090	895
(SOFR + 1.18%), 2.52%, 11/3/2032 (c)	2,415	1,949
(SOFR + 4.55%), 5.32%, 3/26/2041 (c)	7,000	6,782
Credit Agricole SA (France)
(SOFR + 1.68%), 1.91%, 6/16/2026 (a) (c)	14,695	13,581
5.30%, 7/12/2028 (a)	24,800	25,116
(USD Swap Semi 5 Year + 1.64%), 4.00%, 1/10/2033 (a) (c)	8,939	8,055
2.81%, 1/11/2041 (a)	1,015	665
Danske Bank A/S (Denmark)
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.45%), 3.77%, 3/28/2025 (a) (c)	3,210	3,135
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.55%), 0.98%, 9/10/2025 (a) (c)	4,000	3,728
(ICE LIBOR USD 3 Month + 1.59%), 3.24%, 12/20/2025 (a) (c)	3,300	3,144
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 2.10%), 6.47%, 1/9/2026 (a) (c)	7,000	7,009
DNB Bank ASA (Norway)
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.85%), 1.13%, 9/16/2026 (a) (c)	3,590	3,225
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.68%), 1.60%, 3/30/2028 (a) (c)	1,115	970
HSBC Holdings plc (United Kingdom)
(SOFR + 1.54%), 1.64%, 4/18/2026 (c)	10,520	9,709
3.90%, 5/25/2026	506	488
(ICE LIBOR USD 3 Month + 1.35%), 4.29%, 9/12/2026 (c)	1,333	1,289

JPMorgan Core Plus Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2023 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Banks — continued
(SOFR + 3.03%), 7.34%, 11/3/2026 (c)	3,388	3,530
(SOFR + 1.29%), 1.59%, 5/24/2027 (c)	3,595	3,190
(SOFR + 1.10%), 2.25%, 11/22/2027 (c)	8,370	7,444
(ICE LIBOR USD 3 Month + 1.55%), 4.04%, 3/13/2028 (c)	11,837	11,169
(SOFR + 2.61%), 5.21%, 8/11/2028 (c)	12,260	12,083
(SOFR + 1.73%), 2.01%, 9/22/2028 (c)	29,870	25,848
(SOFR + 1.29%), 2.21%, 8/17/2029 (c)	7,335	6,186
(ICE LIBOR USD 3 Month + 1.61%), 3.97%, 5/22/2030 (c)	9,972	9,099
(SOFR + 1.19%), 2.80%, 5/24/2032 (c)	8,950	7,261
(SOFR + 1.41%), 2.87%, 11/22/2032 (c)	9,850	7,935
(SOFR + 4.25%), 8.11%, 11/3/2033 (c)	1,250	1,390
(SOFR + 2.39%), 6.25%, 3/9/2034 (c)	11,050	11,367
6.10%, 1/14/2042	715	754
(SOFR + 2.65%), 6.33%, 3/9/2044 (c)	5,660	5,859
ING Groep NV (Netherlands) (SOFR + 1.01%), 1.73%, 4/1/2027 (c)	2,245	2,013
Intesa Sanpaolo SpA (Italy) (US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 2.75%), 4.95%, 6/1/2042 (a) (c)	16,017	10,286
Lloyds Banking Group plc (United Kingdom)
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.60%), 3.51%, 3/18/2026 (c)	1,320	1,261
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.85%), 1.63%, 5/11/2027 (c)	3,060	2,733
4.38%, 3/22/2028	633	609
(ICE LIBOR USD 3 Month + 1.21%), 3.57%, 11/7/2028 (c)	4,500	4,113
Mitsubishi UFJ Financial Group, Inc. (Japan)
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.68%), 0.85%, 9/15/2024 (c)	3,000	2,953
1.41%, 7/17/2025	1,460	1,338
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.55%), 5.06%, 9/12/2025 (c)	21,810	21,618
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.75%), 1.54%, 7/20/2027 (c)	3,760	3,328
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.70%), 5.24%, 4/19/2029 (c)	680	678
3.20%, 7/18/2029	2,605	2,321
Series 8NC7, (US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.53%), 5.47%, 2/22/2031 (c)	2,070	2,089
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.10%), 2.85%, 1/19/2033 (c)	450	374
3.75%, 7/18/2039	3,145	2,646
Mizuho Financial Group, Inc. (Japan)
(3-MONTH CME TERM SOFR + 1.26%), 3.92%, 9/11/2024 (c)	2,000	1,986
(ICE LIBOR USD 3 Month + 0.83%), 2.23%, 5/25/2026 (c)	4,400	4,105
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 2.05%), 5.41%, 9/13/2028 (c)	3,490	3,504
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.87%), 2.17%, 5/22/2032 (c)	7,145	5,637
Morgan Stanley Bank NA 4.75%, 4/21/2026	4,580	4,562
National Australia Bank Ltd. (Australia)
3.38%, 1/14/2026	3,248	3,131
2.33%, 8/21/2030 (a) (f)	5,946	4,637
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 1.88%), 3.93%, 8/2/2034 (a) (c) (f)	2,605	2,257
NatWest Group plc (United Kingdom)
4.80%, 4/5/2026	7,481	7,374
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 2.85%), 7.47%, 11/10/2026 (c)	7,650	7,940
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 2.55%), 3.07%, 5/22/2028 (c)	8,215	7,466
NatWest Markets plc (United Kingdom)
0.80%, 8/12/2024 (a)	2,080	1,965

JPMorgan Core Plus Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2023 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Banks — continued
1.60%, 9/29/2026 (a)	3,000	2,672
Nordea Bank Abp (Finland)
3.75%, 8/30/2023 (a)	1,250	1,243
5.38%, 9/22/2027 (a)	610	607
PNC Bank NA 2.70%, 10/22/2029	4,150	3,545
PNC Financial Services Group, Inc. (The)
2.60%, 7/23/2026	2,000	1,858
2.55%, 1/22/2030	1,975	1,670
(SOFR + 0.98%), 2.31%, 4/23/2032 (c)	1,000	809
Royal Bank of Canada (Canada)
2.25%, 11/1/2024	2,600	2,488
4.65%, 1/27/2026 (f)	423	416
4.24%, 8/3/2027	17,315	16,828
Santander UK Group Holdings plc (United Kingdom)
(SOFR + 0.79%), 1.09%, 3/15/2025 (c)	3,260	3,113
(SOFR + 2.75%), 6.83%, 11/21/2026 (c)	5,000	5,056
(SOFR + 0.99%), 1.67%, 6/14/2027 (c)	11,459	9,928
(SOFR + 1.22%), 2.47%, 1/11/2028 (c)	10,797	9,478
(SOFR + 2.60%), 6.53%, 1/10/2029 (c)	21,610	21,951
(SOFR + 1.48%), 2.90%, 3/15/2032 (c)	4,000	3,258
Societe Generale SA (France)
4.25%, 4/14/2025 (a)	7,025	6,724
4.75%, 11/24/2025 (a)	6,630	6,297
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.10%), 1.49%, 12/14/2026 (a) (c)	11,590	10,213
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 2.30%), 6.45%, 1/12/2027 (a) (c)	3,000	3,006
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.30%), 2.80%, 1/19/2028 (a) (c)	11,000	9,754
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 2.55%), 6.45%, 1/10/2029 (a) (c)	3,000	3,025
3.00%, 1/22/2030 (a)	1,484	1,236
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.30%), 2.89%, 6/9/2032 (a) (c)	3,095	2,436
Standard Chartered plc (United Kingdom)
(ICE LIBOR USD 3 Month + 1.21%), 2.82%, 1/30/2026 (a) (c)	1,000	945
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.00%), 1.46%, 1/14/2027 (a) (c)	2,520	2,236
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 3.45%), 7.77%, 11/16/2028 (a) (c)	10,300	11,058
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 2.45%), 6.30%, 1/9/2029 (a)	21,985	22,321
Sumitomo Mitsui Financial Group, Inc. (Japan)
3.75%, 7/19/2023	1,250	1,247
3.94%, 10/16/2023	654	650
4.44%, 4/2/2024 (a) (f)	1,200	1,182
1.47%, 7/8/2025	1,500	1,381
5.52%, 1/13/2028	3,000	3,048
3.04%, 7/16/2029	1,395	1,231
5.71%, 1/13/2030	3,000	3,076
2.75%, 1/15/2030	3,500	3,036
Sumitomo Mitsui Trust Bank Ltd. (Japan)
1.05%, 9/12/2025 (a)	2,350	2,133
4.95%, 9/15/2027 (a)	1,642	1,642
Toronto-Dominion Bank (The) (Canada) 1.15%, 6/12/2025	2,000	1,843

JPMorgan Core Plus Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2023 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Banks — continued
Truist Bank 2.15%, 12/6/2024	500	470
Truist Financial Corp.
4.00%, 5/1/2025	1,857	1,790
(SOFR + 1.85%), 5.12%, 1/26/2034 (c)	1,720	1,643
UniCredit SpA (Italy)
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.20%), 1.98%, 6/3/2027 (a) (c)	690	610
(USD ICE Swap Rate 5 Year + 4.91%), 7.30%, 4/2/2034 (a) (c)	9,300	8,844
Wachovia Corp.
6.61%, 10/1/2025	1,650	1,682
7.57%, 8/1/2026 (g)	515	546
Wells Fargo & Co.
(3-MONTH CME TERM SOFR + 1.01%), 2.16%, 2/11/2026 (c)	1,000	944
3.00%, 10/23/2026	5,000	4,664
4.30%, 7/22/2027	173	167
(3-MONTH CME TERM SOFR + 1.57%), 3.58%, 5/22/2028 (c)	8,475	7,950
(SOFR + 2.10%), 2.39%, 6/2/2028 (c)	2,000	1,788
(SOFR + 1.26%), 2.57%, 2/11/2031 (c)	7,000	5,909
(SOFR + 2.02%), 5.39%, 4/24/2034 (c)	8,020	8,031
(SOFR + 2.53%), 3.07%, 4/30/2041 (c)	11,795	8,569
5.38%, 11/2/2043	853	802
4.40%, 6/14/2046	3,016	2,438
Westpac Banking Corp. (Australia)
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 1.35%), 2.89%, 2/4/2030 (c) (f)	2,000	1,865
(USD ICE Swap Rate 5 Year + 2.24%), 4.32%, 11/23/2031 (c) (f)	16,815	15,708
		939,267
Beverages — 0.1%
Anheuser-Busch Cos. LLC (Belgium) 4.70%, 2/1/2036	5,415	5,304
Anheuser-Busch InBev Worldwide, Inc. (Belgium) 4.38%, 4/15/2038	5,000	4,687
Central American Bottling Corp. (Guatemala) 5.25%, 4/27/2029 (a)	2,267	2,106
Coca-Cola Femsa SAB de CV (Mexico)
2.75%, 1/22/2030	624	552
1.85%, 9/1/2032	500	391
Constellation Brands, Inc. 4.65%, 11/15/2028	3,000	2,967
Keurig Dr Pepper, Inc.
2.55%, 9/15/2026	507	470
3.43%, 6/15/2027	225	214
Keurig Dr. Pepper, Inc. 3.40%, 11/15/2025	1,700	1,640
		18,331
Biotechnology — 0.3%
AbbVie, Inc.
3.20%, 11/21/2029	8,526	7,739
4.05%, 11/21/2039	20,053	17,198
Amgen, Inc.
5.25%, 3/2/2030	4,010	4,041
5.25%, 3/2/2033	5,795	5,815
5.60%, 3/2/2043	4,000	3,962

JPMorgan Core Plus Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2023 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Biotechnology — continued
Emergent BioSolutions, Inc. 3.88%, 8/15/2028 (a)	2,500	1,374
Gilead Sciences, Inc.
1.65%, 10/1/2030	4,000	3,266
4.50%, 2/1/2045	6,500	5,882
Grifols Escrow Issuer SA (Spain) 4.75%, 10/15/2028 (a)	3,140	2,656
		51,933
Broadline Retail — 0.1%
Amazon.com, Inc.
3.10%, 5/12/2051	3,845	2,813
3.95%, 4/13/2052	13,195	11,292
Macy's Retail Holdings LLC 5.88%, 4/1/2029 (a)	2,825	2,497
Nordstrom, Inc.
2.30%, 4/8/2024	435	416
4.38%, 4/1/2030	3,180	2,527
Photo Holdings Merger Sub, Inc. 8.50%, 10/1/2026 (a)	1,460	840
		20,385
Building Products — 0.2%
Builders FirstSource, Inc. 4.25%, 2/1/2032 (a)	8,728	7,499
CRH America Finance, Inc. (Ireland) 3.40%, 5/9/2027 (a)	200	189
Emerald Debt Merger Sub LLC 6.63%, 12/15/2030 (a)	6,500	6,448
Griffon Corp. 5.75%, 3/1/2028	6,270	5,781
JELD-WEN, Inc. 4.88%, 12/15/2027 (a)	3,064	2,668
PGT Innovations, Inc. 4.38%, 10/1/2029 (a)	4,000	3,652
Standard Industries, Inc.
5.00%, 2/15/2027 (a)	350	329
4.75%, 1/15/2028 (a)	4,478	4,105
4.38%, 7/15/2030 (a)	1,925	1,625
3.38%, 1/15/2031 (a)	3,156	2,465
Summit Materials LLC 5.25%, 1/15/2029 (a)	5,551	5,208
Trane Technologies Co. LLC 7.20%, 6/1/2025	30	30
		39,999
Capital Markets — 1.8%
Bank of New York Mellon Corp. (The)
(SOFR + 1.03%), 4.95%, 4/26/2027 (c)	4,740	4,724
3.25%, 5/16/2027	1,200	1,135
Blackstone Holdings Finance Co. LLC 4.45%, 7/15/2045 (a)	159	126
Brookfield Finance, Inc. (Canada)
3.90%, 1/25/2028	1,265	1,183
4.85%, 3/29/2029	280	270
4.70%, 9/20/2047	132	110
Charles Schwab Corp. (The) 2.75%, 10/1/2029	800	681
Coinbase Global, Inc.
3.38%, 10/1/2028 (a)	776	489
3.63%, 10/1/2031 (a)	776	452
Credit Suisse AG (Switzerland)
7.95%, 1/9/2025	560	569

JPMorgan Core Plus Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2023 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Capital Markets — continued
3.70%, 2/21/2025	1,345	1,276
1.25%, 8/7/2026	3,692	3,156
7.50%, 2/15/2028	688	729
Credit Suisse Group AG (Switzerland)
(SOFR + 1.56%), 2.59%, 9/11/2025 (a) (c)	250	235
(SOFR + 2.04%), 2.19%, 6/5/2026 (a) (c)	300	272
(SOFRINDX + 0.98%), 1.31%, 2/2/2027 (a) (c)	1,890	1,632
4.28%, 1/9/2028 (a)	14,706	13,444
(ICE LIBOR USD 3 Month + 1.41%), 3.87%, 1/12/2029 (a) (c)	831	742
(SOFR + 1.73%), 3.09%, 5/14/2032 (a) (c)	3,270	2,629
Deutsche Bank AG (Germany)
(SOFR + 2.16%), 2.22%, 9/18/2024 (c)	2,620	2,570
(SOFR + 1.32%), 2.55%, 1/7/2028 (c)	1,550	1,348
Goldman Sachs Group, Inc. (The)
3.50%, 1/23/2025	2,566	2,489
3.75%, 5/22/2025	4,789	4,638
(3-MONTH CME TERM SOFR + 1.46%), 3.27%, 9/29/2025 (c)	1,612	1,559
4.25%, 10/21/2025	364	355
3.50%, 11/16/2026	10,000	9,478
Series VAR, (SOFR + 0.79%), 1.09%, 12/9/2026 (c)	3,140	2,806
3.85%, 1/26/2027	1,664	1,599
(SOFR + 0.80%), 1.43%, 3/9/2027 (c)	20,395	18,323
(SOFR + 1.11%), 2.64%, 2/24/2028 (c)	8,830	8,005
(SOFR + 1.85%), 3.62%, 3/15/2028 (c)	7,690	7,258
(3-MONTH CME TERM SOFR + 1.77%), 3.69%, 6/5/2028 (c)	6,079	5,727
(SOFR + 1.28%), 2.62%, 4/22/2032 (c)	8,970	7,399
(3-MONTH CME TERM SOFR + 1.63%), 4.02%, 10/31/2038 (c)	15,310	12,907
(SOFR + 1.51%), 3.21%, 4/22/2042 (c)	2,260	1,655
(SOFR + 1.63%), 3.44%, 2/24/2043 (c)	1,096	820
Jefferies Financial Group, Inc.
6.45%, 6/8/2027	104	108
6.25%, 1/15/2036	950	969
Lehman Brothers Holdings, Inc.
5.75%, 3/2/2015 (h)	1,000	2
8.00%, 8/1/2015 (h)	295	1
3.60%, 12/30/2016 (h)	235	—
LPL Holdings, Inc. 4.00%, 3/15/2029 (a)	3,500	3,073
Macquarie Group Ltd. (Australia)
(ICE LIBOR USD 3 Month + 1.75%), 5.03%, 1/15/2030 (a) (c)	800	787
(SOFR + 1.44%), 2.69%, 6/23/2032 (a) (c)	400	319
MDGH GMTN RSC Ltd. (United Arab Emirates) 4.38%, 11/22/2033 (a)	2,580	2,512
Morgan Stanley
(SOFR + 1.15%), 2.72%, 7/22/2025 (c)	1,259	1,214
4.00%, 7/23/2025	2,677	2,618
5.00%, 11/24/2025	845	843
3.88%, 1/27/2026	4,268	4,155
(SOFR + 1.99%), 2.19%, 4/28/2026 (c)	1,240	1,171

JPMorgan Core Plus Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2023 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Capital Markets — continued
3.13%, 7/27/2026	774	730
(SOFR + 0.88%), 1.59%, 5/4/2027 (c)	22,160	19,930
(ICE LIBOR USD 3 Month + 1.34%), 3.59%, 7/22/2028 (c)	6,667	6,224
(3-MONTH CME TERM SOFR + 1.14%), 3.77%, 1/24/2029 (c)	1,388	1,301
(SOFR + 1.73%), 5.12%, 2/1/2029 (c)	6,195	6,164
(SOFR + 1.59%), 5.16%, 4/20/2029 (c)	8,025	7,999
(3-MONTH CME TERM SOFR + 1.63%), 4.43%, 1/23/2030 (c)	3,282	3,150
(SOFR + 1.14%), 2.70%, 1/22/2031 (c)	15,650	13,377
(SOFR + 1.03%), 1.79%, 2/13/2032 (c)	2,490	1,936
(SOFR + 1.02%), 1.93%, 4/28/2032 (c)	4,040	3,155
(SOFR + 1.29%), 2.94%, 1/21/2033 (c)	2,341	1,956
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.43%), 5.95%, 1/19/2038 (c)	3,330	3,289
(3-MONTH CME TERM SOFR + 1.69%), 4.46%, 4/22/2039 (c)	5,425	4,859
(SOFR + 1.49%), 3.22%, 4/22/2042 (c)	5,500	4,110
(SOFR + 1.43%), 2.80%, 1/25/2052 (c)	3,600	2,315
MSCI, Inc. 3.63%, 9/1/2030 (a)	2,690	2,307
Nomura Holdings, Inc. (Japan)
2.65%, 1/16/2025	2,856	2,706
1.85%, 7/16/2025	1,300	1,195
Northern Trust Corp. (ICE LIBOR USD 3 Month + 1.13%), 3.38%, 5/8/2032 (c)	1,000	893
Nuveen LLC 4.00%, 11/1/2028 (a)	710	677
S&P Global, Inc.
2.90%, 3/1/2032	6,695	5,823
3.25%, 12/1/2049	5,500	4,049
State Street Corp. (SOFR + 1.72%), 5.82%, 11/4/2028 (c)	3,695	3,801
UBS Group AG (Switzerland)
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 2.05%), 4.70%, 8/5/2027 (a) (c)	6,620	6,362
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.85%), 1.49%, 8/10/2027 (a) (c)	20,523	17,693
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.75%), 4.75%, 5/12/2028 (a) (c)	11,550	11,064
(ICE LIBOR USD 3 Month + 1.47%), 3.13%, 8/13/2030 (a) (c)	28,723	24,594
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.10%), 2.75%, 2/11/2033 (a) (c)	3,000	2,371
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.10%), 3.18%, 2/11/2043 (a) (c)	3,255	2,273
		306,865
Chemicals — 0.4%
Air Products and Chemicals, Inc. 2.70%, 5/15/2040	800	595
Avient Corp. 7.13%, 8/1/2030 (a)	4,350	4,392
Axalta Coating Systems LLC 4.75%, 6/15/2027 (a)	5,239	4,951
Braskem Idesa SAPI (Mexico) 6.99%, 2/20/2032 (a)	1,320	897
CF Industries, Inc.
5.15%, 3/15/2034	1,800	1,707
4.95%, 6/1/2043	10,230	8,541
Chemours Co. (The)
5.38%, 5/15/2027	2,576	2,372
5.75%, 11/15/2028 (a)	4,304	3,789
EIDP, Inc. 4.80%, 5/15/2033	3,790	3,747
Element Solutions, Inc. 3.88%, 9/1/2028 (a)	4,675	4,091
INEOS Quattro Finance 2 plc (United Kingdom) 3.38%, 1/15/2026 (a)	4,580	4,202

JPMorgan Core Plus Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2023 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Chemicals — continued
International Flavors & Fragrances, Inc.
1.83%, 10/15/2027 (a)	1,890	1,598
2.30%, 11/1/2030 (a)	1,270	1,008
3.27%, 11/15/2040 (a)	1,630	1,125
LYB International Finance III LLC 3.38%, 10/1/2040	2,000	1,438
NOVA Chemicals Corp. (Canada)
4.88%, 6/1/2024 (a)	2,300	2,246
5.00%, 5/1/2025 (a)	2,430	2,377
5.25%, 6/1/2027 (a)	5,287	4,772
4.25%, 5/15/2029 (a)	945	778
Nutrien Ltd. (Canada)
2.95%, 5/13/2030	1,435	1,256
4.13%, 3/15/2035	511	453
RPM International, Inc. 2.95%, 1/15/2032	1,373	1,098
Scotts Miracle-Gro Co. (The)
5.25%, 12/15/2026	2,020	1,919
4.50%, 10/15/2029	5,513	4,700
Trinseo Materials Operating SCA 5.38%, 9/1/2025 (a)	5,028	3,959
Union Carbide Corp. 7.75%, 10/1/2096	1,305	1,556
WR Grace Holdings LLC 4.88%, 6/15/2027 (a)	5,641	5,232
		74,799
Commercial Services & Supplies — 0.4%
ACCO Brands Corp. 4.25%, 3/15/2029 (a)	4,530	3,816
ADT Security Corp. (The)
4.13%, 8/1/2029 (a)	2,664	2,324
4.88%, 7/15/2032 (a)	5,260	4,481
Allied Universal Holdco LLC 4.63%, 6/1/2028 (a)	3,642	3,011
Aramark Services, Inc.
5.00%, 4/1/2025 (a)	1,100	1,073
5.00%, 2/1/2028 (a)	4,115	3,889
Ford Foundation (The) Series 2020, 2.82%, 6/1/2070	3,000	1,795
Garda World Security Corp. (Canada)
4.63%, 2/15/2027 (a)	1,880	1,717
9.50%, 11/1/2027 (a)	825	772
GFL Environmental, Inc. (Canada)
3.75%, 8/1/2025 (a)	4,035	3,822
4.00%, 8/1/2028 (a)	5,325	4,755
4.75%, 6/15/2029 (a)	765	695
Harsco Corp. 5.75%, 7/31/2027 (a)	1,110	960
ILFC E-Capital Trust I 6.55%, 12/21/2065 (a) (i)	5,334	3,487
Madison IAQ LLC 4.13%, 6/30/2028 (a)	8,968	7,749
Prime Security Services Borrower LLC 5.75%, 4/15/2026 (a)	6,973	6,822
Republic Services, Inc.
1.45%, 2/15/2031	2,010	1,587
2.38%, 3/15/2033	120	98

JPMorgan Core Plus Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2023 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Commercial Services & Supplies — continued
Stericycle, Inc.
5.38%, 7/15/2024 (a)	1,260	1,246
3.88%, 1/15/2029 (a)	5,265	4,643
		58,742
Communications Equipment — 0.1%
CommScope Technologies LLC 5.00%, 3/15/2027 (a)	1,500	1,009
CommScope, Inc.
6.00%, 3/1/2026 (a)	7,639	7,173
4.75%, 9/1/2029 (a)	2,876	2,265
		10,447
Construction & Engineering — 0.1%
Bioceanico Sovereign Certificate Ltd. (Paraguay) Zero Coupon, 6/5/2034 (a)	1,717	1,202
Dycom Industries, Inc. 4.50%, 4/15/2029 (a)	4,345	3,924
Global Infrastructure Solutions, Inc. 5.63%, 6/1/2029 (a)	5,644	4,656
MasTec, Inc.
4.50%, 8/15/2028 (a)	5,200	4,788
6.63%, 8/15/2029 (a)	1,500	1,352
Weekley Homes LLC 4.88%, 9/15/2028 (a)	5,432	4,762
		20,684
Construction Materials — 0.0% ^
CRH America, Inc. (Ireland) 5.13%, 5/18/2045 (a)	1,249	1,126
Consumer Finance — 1.0%
AerCap Ireland Capital DAC (Ireland)
4.50%, 9/15/2023	1,780	1,772
1.15%, 10/29/2023	9,000	8,824
6.50%, 7/15/2025	398	401
1.75%, 1/30/2026	2,550	2,284
2.45%, 10/29/2026	2,480	2,211
3.00%, 10/29/2028	12,975	11,250
3.30%, 1/30/2032	2,900	2,357
American Express Co.
3.63%, 12/5/2024	276	268
4.20%, 11/6/2025	3,000	2,936
2.55%, 3/4/2027	2,000	1,837
5.85%, 11/5/2027	7,305	7,589
American Honda Finance Corp. 2.30%, 9/9/2026	320	297
Avolon Holdings Funding Ltd. (Ireland)
5.13%, 10/1/2023 (a)	3,587	3,571
5.25%, 5/15/2024 (a)	9,320	9,175
2.88%, 2/15/2025 (a)	2,301	2,146
5.50%, 1/15/2026 (a)	2,175	2,094
2.13%, 2/21/2026 (a)	8,230	7,240
4.25%, 4/15/2026 (a)	2,030	1,880
2.53%, 11/18/2027 (a)	14,574	12,048

JPMorgan Core Plus Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2023 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Consumer Finance — continued
Capital One Financial Corp.
3.20%, 2/5/2025	200	191
(SOFR + 1.37%), 4.17%, 5/9/2025 (c)	2,273	2,212
(SOFR + 2.16%), 4.98%, 7/24/2026 (c)	520	509
(SOFR + 0.86%), 1.88%, 11/2/2027 (c)	2,156	1,861
Ford Motor Credit Co. LLC
2.30%, 2/10/2025	3,440	3,211
5.13%, 6/16/2025	1,220	1,183
4.13%, 8/4/2025	6,700	6,343
3.38%, 11/13/2025	1,247	1,150
4.39%, 1/8/2026	3,750	3,526
4.54%, 8/1/2026	8,140	7,612
2.70%, 8/10/2026	1,896	1,678
4.27%, 1/9/2027	4,910	4,504
4.13%, 8/17/2027	7,075	6,391
5.11%, 5/3/2029	870	796
4.00%, 11/13/2030	6,651	5,589
3.63%, 6/17/2031	5,967	4,826
General Motors Financial Co., Inc.
3.60%, 6/21/2030	7,625	6,607
2.70%, 6/10/2031	2,075	1,648
Global Aircraft Leasing Co. Ltd. (Cayman Islands) 7.25% (PIK), 9/15/2024 (a) (b)	3,828	3,416
ILFC E-Capital Trust II 6.80%, 12/21/2065 (a) (i)	1,790	1,204
Navient Corp. 6.75%, 6/25/2025	1,970	1,906
OneMain Finance Corp.
6.88%, 3/15/2025	2,605	2,510
7.13%, 3/15/2026	5,823	5,568
6.63%, 1/15/2028	3,952	3,577
5.38%, 11/15/2029	3,233	2,643
Park Aerospace Holdings Ltd. (Ireland) 5.50%, 2/15/2024 (a)	4,880	4,827
		165,668
Consumer Staples Distribution & Retail — 0.3%
7-Eleven, Inc.
0.95%, 2/10/2026 (a)	1,390	1,252
1.80%, 2/10/2031 (a)	1,110	879
2.50%, 2/10/2041 (a)	3,333	2,221
2.80%, 2/10/2051 (a)	4,250	2,666
Albertsons Cos., Inc.
4.63%, 1/15/2027 (a)	17,620	16,754
5.88%, 2/15/2028 (a)	1,095	1,069
3.50%, 3/15/2029 (a)	1,129	982
4.88%, 2/15/2030 (a)	1,010	924
Alimentation Couche-Tard, Inc. (Canada)
3.44%, 5/13/2041 (a)	450	323
3.63%, 5/13/2051 (a)	505	343
Kroger Co. (The) Series B, 7.70%, 6/1/2029	900	1,015
Performance Food Group, Inc. 5.50%, 10/15/2027 (a)	5,374	5,167

JPMorgan Core Plus Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2023 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Consumer Staples Distribution & Retail — continued
Rite Aid Corp. 8.00%, 11/15/2026 (a)	4,745	2,488
Sysco Corp. 2.40%, 2/15/2030	4,000	3,426
Target Corp. 4.80%, 1/15/2053	5,810	5,467
Walmart, Inc. 4.50%, 4/15/2053	3,330	3,192
		48,168
Containers & Packaging — 0.3%
Ardagh Packaging Finance plc
4.13%, 8/15/2026 (a)	10,080	9,416
5.25%, 8/15/2027 (a)	1,725	1,448
Ball Corp. 2.88%, 8/15/2030	1,910	1,579
Canpack SA (Poland) 3.88%, 11/15/2029 (a)	4,185	3,345
Crown Americas LLC 4.75%, 2/1/2026	1,855	1,805
Graphic Packaging International LLC
4.75%, 7/15/2027 (a)	2,221	2,127
3.50%, 3/15/2028 (a)	1,555	1,412
LABL, Inc. 6.75%, 7/15/2026 (a)	4,605	4,427
Mauser Packaging Solutions Holding Co. 7.88%, 8/15/2026 (a)	9,820	9,733
Owens-Brockway Glass Container, Inc. 6.63%, 5/13/2027 (a)	5,225	5,218
Packaging Corp. of America 3.05%, 10/1/2051	2,345	1,523
Pactiv Evergreen Group Issuer, Inc. 4.00%, 10/15/2027 (a)	6,558	5,777
Sealed Air Corp. 4.00%, 12/1/2027 (a)	1,875	1,711
TriMas Corp. 4.13%, 4/15/2029 (a)	1,078	957
Trivium Packaging Finance BV (Netherlands) 5.50%, 8/15/2026 (a) (g)	4,613	4,383
WRKCo, Inc. 4.65%, 3/15/2026	2,500	2,451
		57,312
Distributors — 0.0% ^
American Builders & Contractors Supply Co., Inc. 4.00%, 1/15/2028 (a)	4,000	3,649
Ritchie Bros Holdings, Inc. (Canada) 6.75%, 3/15/2028 (a)	870	880
		4,529
Diversified Consumer Services — 0.1%
Service Corp. International 5.13%, 6/1/2029	5,135	4,878
University of Miami Series 2022, 4.06%, 4/1/2052	3,500	2,940
University of Southern California Series A, 3.23%, 10/1/2120	800	496
		8,314
Diversified REITs — 0.2%
Goodman US Finance Three LLC (Australia) 3.70%, 3/15/2028 (a)	599	551
Safehold GL Holdings LLC 2.80%, 6/15/2031	5,000	3,901
Simon Property Group LP 3.25%, 9/13/2049	5,239	3,456
VICI Properties LP
5.63%, 5/1/2024 (a)	5,455	5,419
4.63%, 6/15/2025 (a)	701	676
5.75%, 2/1/2027 (a)	735	725
3.75%, 2/15/2027 (a)	1,805	1,671
4.63%, 12/1/2029 (a)	4,041	3,683
4.13%, 8/15/2030 (a)	575	504

JPMorgan Core Plus Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2023 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Diversified REITs — continued
WP Carey, Inc.
4.25%, 10/1/2026	2,155	2,078
2.25%, 4/1/2033	2,880	2,153
		24,817
Diversified Telecommunication Services — 1.1%
Altice France SA (France)
5.13%, 7/15/2029 (a)	1,886	1,343
5.50%, 10/15/2029 (a)	2,371	1,721
AT&T, Inc.
1.65%, 2/1/2028	9,000	7,794
2.55%, 12/1/2033	20,260	15,921
3.50%, 6/1/2041	5,000	3,816
CCO Holdings LLC
5.13%, 5/1/2027 (a)	2,999	2,778
5.00%, 2/1/2028 (a)	11,546	10,493
5.38%, 6/1/2029 (a)	8,896	8,007
4.75%, 3/1/2030 (a)	26,641	22,468
4.50%, 8/15/2030 (a)	15,035	12,376
4.25%, 2/1/2031 (a)	3,250	2,603
4.75%, 2/1/2032 (a)	1,040	833
4.25%, 1/15/2034 (a)	3,020	2,234
Embarq Corp. 8.00%, 6/1/2036	4,092	2,036
ESC Co., Escrow 8.50%, 10/15/2024 ‡ (h)	7,233	1
Frontier Communications Holdings LLC 5.88%, 10/15/2027 (a)	5,217	4,649
Intelsat Jackson Holdings SA (Luxembourg) 6.50%, 3/15/2030 (a)	10,773	9,910
Level 3 Financing, Inc. 4.63%, 9/15/2027 (a)	5,707	3,566
Lumen Technologies, Inc.
5.13%, 12/15/2026 (a)	10,925	6,692
4.00%, 2/15/2027 (a)	8,633	5,649
Sitios Latinoamerica SAB de CV (Brazil) 5.38%, 4/4/2032 (a)	2,279	2,045
Sprint Capital Corp.
6.88%, 11/15/2028	4,609	4,927
8.75%, 3/15/2032	8,352	10,147
Telecom Italia Capital SA (Italy)
6.38%, 11/15/2033	1,061	925
6.00%, 9/30/2034	3,048	2,564
7.72%, 6/4/2038	190	174
Telecom Italia SpA (Italy) 5.30%, 5/30/2024 (a)	2,990	2,913
Verizon Communications, Inc.
2.10%, 3/22/2028	2,670	2,357
4.33%, 9/21/2028	2,156	2,096
4.02%, 12/3/2029	12,013	11,314
2.55%, 3/21/2031	13,790	11,548
2.36%, 3/15/2032	1,140	919
5.05%, 5/9/2033	7,210	7,136
3.40%, 3/22/2041	2,425	1,851

JPMorgan Core Plus Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2023 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Diversified Telecommunication Services — continued
3.70%, 3/22/2061	2,395	1,707
Virgin Media Secured Finance plc (United Kingdom) 5.50%, 5/15/2029 (a)	5,778	5,193
		192,706
Electric Utilities — 2.3%
AEP Texas, Inc. Series E, 6.65%, 2/15/2033	750	811
AEP Transmission Co. LLC
3.15%, 9/15/2049	485	339
Series M, 3.65%, 4/1/2050	2,000	1,537
Series N, 2.75%, 8/15/2051	2,500	1,588
AES Panama Generation Holdings SRL (Panama) 4.38%, 5/31/2030 (a)	980	849
Alabama Power Co.
6.13%, 5/15/2038	891	972
5.50%, 3/15/2041	1,250	1,210
Series A, 4.30%, 7/15/2048	350	294
American Electric Power Co., Inc. 2.03%, 3/15/2024	1,090	1,055
Arizona Public Service Co.
4.70%, 1/15/2044	150	125
4.25%, 3/1/2049	1,000	790
Baltimore Gas and Electric Co.
4.25%, 9/15/2048	1,400	1,179
3.20%, 9/15/2049	1,475	1,054
2.90%, 6/15/2050	840	560
CenterPoint Energy Houston Electric LLC Series AD, 2.90%, 7/1/2050	2,000	1,344
China Southern Power Grid International Finance BVI Co. Ltd. (China) 3.50%, 5/8/2027 (a)	720	694
Cleveland Electric Illuminating Co. (The) 5.50%, 8/15/2024	200	200
Comision Federal de Electricidad (Mexico) 3.35%, 2/9/2031 (a)	11,948	9,367
Commonwealth Edison Co. 4.00%, 3/1/2048	300	249
Connecticut Light and Power Co. (The) 4.00%, 4/1/2048	1,686	1,401
DTE Electric Co.
3.95%, 6/15/2042	381	306
Series A, 4.00%, 4/1/2043	4,870	4,034
5.40%, 4/1/2053	1,065	1,082
Duke Energy Carolinas LLC 3.70%, 12/1/2047	1,000	775
Duke Energy Florida LLC
1.75%, 6/15/2030	7,440	6,073
5.90%, 3/1/2033	412	423
Duke Energy Indiana LLC
Series YYY, 3.25%, 10/1/2049	2,235	1,578
2.75%, 4/1/2050	10,195	6,539
5.40%, 4/1/2053	5,345	5,308
Duke Energy Ohio, Inc.
5.25%, 4/1/2033	9,829	9,968
4.30%, 2/1/2049	1,470	1,218
Duke Energy Progress LLC
5.25%, 3/15/2033	7,110	7,258
4.10%, 5/15/2042	305	261
3.70%, 10/15/2046	200	154

JPMorgan Core Plus Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2023 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Electric Utilities — continued
Edison International
5.25%, 11/15/2028	1,700	1,676
6.95%, 11/15/2029	2,000	2,125
Emera US Finance LP (Canada) 2.64%, 6/15/2031	14,530	11,646
Empresa de Transmision Electrica SA 5.13%, 5/2/2049 (a)	1,270	1,013
Enel Chile SA (Chile) 4.88%, 6/12/2028	888	861
Enel Finance International NV (Italy) 2.25%, 7/12/2031 (a)	9,677	7,564
Entergy Louisiana LLC
3.12%, 9/1/2027	750	699
1.60%, 12/15/2030	7,470	5,854
4.20%, 4/1/2050	1,400	1,159
Entergy Mississippi LLC
5.00%, 9/1/2033	3,350	3,315
3.85%, 6/1/2049	500	385
3.50%, 6/1/2051	1,580	1,159
Entergy Texas Restoration Funding II LLC Series A-2, 3.70%, 12/15/2035	2,910	2,692
Entergy Texas, Inc.
1.75%, 3/15/2031	18,256	14,495
3.55%, 9/30/2049	775	569
Eskom Holdings SOC Ltd. (South Africa) 6.75%, 8/6/2023 (j)	2,900	2,867
Evergy Metro, Inc. 4.20%, 6/15/2047	735	605
Exelon Corp. 4.95%, 6/15/2035	123	119
FirstEnergy Transmission LLC
5.45%, 7/15/2044 (a)	800	744
4.55%, 4/1/2049 (a)	4,366	3,585
Florida Power & Light Co.
5.10%, 4/1/2033	6,156	6,299
4.80%, 5/15/2033	4,400	4,398
5.40%, 9/1/2035	600	613
3.70%, 12/1/2047	4,600	3,697
3.95%, 3/1/2048	665	554
Indiana Michigan Power Co. 5.63%, 4/1/2053	2,925	2,989
Interchile SA (Chile) 4.50%, 6/30/2056 (a)	4,247	3,470
Interstate Power and Light Co. 4.10%, 9/26/2028	800	769
ITC Holdings Corp.
3.65%, 6/15/2024	576	562
4.95%, 9/22/2027 (a) (k)	6,043	6,019
2.95%, 5/14/2030 (a)	4,000	3,457
5.40%, 6/1/2033 (a) (k)	4,700	4,703
Jersey Central Power & Light Co. 6.15%, 6/1/2037	800	844
Massachusetts Electric Co. 5.90%, 11/15/2039 (a)	988	1,004
MidAmerican Energy Co. 3.65%, 8/1/2048	2,000	1,558
Mid-Atlantic Interstate Transmission LLC 4.10%, 5/15/2028 (a)	7,860	7,558
Mississippi Power Co. 3.95%, 3/30/2028	560	533
Nevada Power Co. 5.38%, 9/15/2040	626	612
NextEra Energy Capital Holdings, Inc.
3.55%, 5/1/2027	537	509

JPMorgan Core Plus Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2023 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Electric Utilities — continued
5.05%, 2/28/2033	7,915	7,839
5.25%, 2/28/2053	1,420	1,343
NextEra Energy Operating Partners LP
4.25%, 9/15/2024 (a)	87	83
4.50%, 9/15/2027 (a)	1,091	1,016
Niagara Mohawk Power Corp. 4.28%, 12/15/2028 (a)	650	615
Northern States Power Co.
6.20%, 7/1/2037	173	188
2.60%, 6/1/2051	1,160	743
4.50%, 6/1/2052	2,680	2,409
NRG Energy, Inc.
6.63%, 1/15/2027	678	676
2.45%, 12/2/2027 (a)	2,625	2,232
5.75%, 1/15/2028	1,197	1,138
3.38%, 2/15/2029 (a)	4,379	3,610
5.25%, 6/15/2029 (a)	8,795	7,931
3.63%, 2/15/2031 (a)	632	498
3.88%, 2/15/2032 (a)	1,516	1,177
Ohio Power Co.
Series P, 2.60%, 4/1/2030	2,600	2,240
4.00%, 6/1/2049	600	484
Series R, 2.90%, 10/1/2051	9,855	6,489
Oncor Electric Delivery Co. LLC
3.10%, 9/15/2049	1,000	706
5.35%, 10/1/2052	550	558
Pacific Gas and Electric Co.
1.70%, 11/15/2023	1,500	1,469
3.25%, 2/16/2024	4,380	4,291
3.45%, 7/1/2025	1,630	1,550
2.95%, 3/1/2026	1,030	952
4.65%, 8/1/2028	12,247	11,495
4.20%, 6/1/2041	1,670	1,242
4.60%, 6/15/2043	1,951	1,456
4.25%, 3/15/2046	8,746	6,227
PacifiCorp
7.24%, 8/16/2023	250	250
5.75%, 4/1/2037	880	921
4.13%, 1/15/2049	1,655	1,365
4.15%, 2/15/2050	8,508	7,008
3.30%, 3/15/2051	3,850	2,736
5.50%, 5/15/2054	6,135	6,198
PECO Energy Co. 2.80%, 6/15/2050	750	489
Pepco Holdings LLC 7.45%, 8/15/2032	1,000	1,100
PG&E Corp.
5.00%, 7/1/2028	6,745	6,222
5.25%, 7/1/2030	1,445	1,306
PG&E Recovery Funding LLC Series A-3, 5.54%, 7/15/2047	4,070	4,233

JPMorgan Core Plus Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2023 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Electric Utilities — continued
PG&E Wildfire Recovery Funding LLC
Series A-2, 4.26%, 6/1/2036	1,090	1,047
Series A-4, 5.21%, 12/1/2047	800	796
Series A-5, 5.10%, 6/1/2052	2,935	2,956
Pinnacle West Capital Corp. 1.30%, 6/15/2025	800	733
Potomac Electric Power Co. 6.50%, 11/15/2037	360	401
PPL Electric Utilities Corp. 5.25%, 5/15/2053	1,425	1,428
Public Service Co. of Colorado
4.05%, 9/15/2049	2,650	2,172
2.70%, 1/15/2051	3,190	2,066
5.25%, 4/1/2053	3,580	3,540
Public Service Co. of Oklahoma
5.25%, 1/15/2033	1,330	1,338
Series G, 6.63%, 11/15/2037	1,100	1,187
Public Service Electric and Gas Co.
2.25%, 9/15/2026	989	913
5.80%, 5/1/2037	850	901
5.38%, 11/1/2039	416	407
2.05%, 8/1/2050	3,038	1,725
SCE Recovery Funding LLC
Series A-1, 4.70%, 6/15/2040	1,090	1,087
Series A-2, 5.11%, 12/15/2047	320	317
Southern California Edison Co.
Series E, 3.70%, 8/1/2025	2,000	1,943
Series B, 3.65%, 3/1/2028	1,000	946
5.30%, 3/1/2028	15,362	15,640
2.85%, 8/1/2029	1,800	1,594
Series 06-E, 5.55%, 1/15/2037	450	449
Series 08-A, 5.95%, 2/1/2038	285	296
Series C, 3.60%, 2/1/2045	1,270	923
Series C, 4.13%, 3/1/2048	1,000	805
Series 20A, 2.95%, 2/1/2051	8,810	5,683
5.88%, 12/1/2053	7,990	8,120
Southwestern Electric Power Co.
Series N, 1.65%, 3/15/2026	2,440	2,217
Series M, 4.10%, 9/15/2028	400	383
5.30%, 4/1/2033	2,280	2,263
Series J, 3.90%, 4/1/2045	1,242	945
Tierra Mojada Luxembourg II SARL (Mexico) 5.75%, 12/1/2040 (a)	3,456	2,952
Tucson Electric Power Co.
3.05%, 3/15/2025	600	578
4.85%, 12/1/2048	600	537
5.50%, 4/15/2053	2,675	2,625
Union Electric Co.
2.95%, 6/15/2027	644	608
4.00%, 4/1/2048	2,050	1,660
3.90%, 4/1/2052	1,300	1,045

JPMorgan Core Plus Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2023 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Electric Utilities — continued
Virginia Electric and Power Co.
3.45%, 2/15/2024	490	483
6.35%, 11/30/2037	235	254
8.88%, 11/15/2038	670	898
Vistra Operations Co. LLC
5.50%, 9/1/2026 (a)	4,042	3,927
5.63%, 2/15/2027 (a)	3,900	3,751
5.00%, 7/31/2027 (a)	6,432	6,045
4.38%, 5/1/2029 (a)	3,124	2,723
4.30%, 7/15/2029 (a)	5,000	4,462
Xcel Energy, Inc. 3.40%, 6/1/2030	2,250	2,038
		386,167
Electrical Equipment — 0.1%
Eaton Corp. 4.15%, 11/2/2042	2,500	2,179
EnerSys 4.38%, 12/15/2027 (a)	1,060	986
Regal Rexnord Corp.
6.05%, 2/15/2026 (a)	1,407	1,410
6.05%, 4/15/2028 (a)	2,865	2,831
6.30%, 2/15/2030 (a)	1,216	1,213
6.40%, 4/15/2033 (a)	1,703	1,684
Sensata Technologies BV
5.63%, 11/1/2024 (a)	2,538	2,539
5.00%, 10/1/2025 (a)	554	545
Vertiv Group Corp. 4.13%, 11/15/2028 (a)	555	496
		13,883
Electronic Equipment, Instruments & Components — 0.1%
Arrow Electronics, Inc.
4.00%, 4/1/2025	653	634
3.88%, 1/12/2028	221	206
CDW LLC 3.25%, 2/15/2029	2,435	2,088
Coherent Corp. 5.00%, 12/15/2029 (a)	4,390	3,904
Corning, Inc. 5.35%, 11/15/2048	5,000	4,796
Sensata Technologies, Inc. 3.75%, 2/15/2031 (a)	1,085	920
		12,548
Energy Equipment & Services — 0.1%
Baker Hughes Holdings LLC
5.13%, 9/15/2040	903	856
4.08%, 12/15/2047	1,920	1,513
Guara Norte SARL (Brazil) 5.20%, 6/15/2034 (a)	5,839	4,876
Halliburton Co.
4.75%, 8/1/2043	270	232
7.60%, 8/15/2096 (a)	275	284
Nabors Industries, Inc. 7.38%, 5/15/2027 (a)	2,735	2,569
Precision Drilling Corp. (Canada) 7.13%, 1/15/2026 (a)	4,070	4,006
Schlumberger Holdings Corp. 3.90%, 5/17/2028 (a)	776	736

JPMorgan Core Plus Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2023 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Energy Equipment & Services — continued
Telford Offshore Ltd. (United Arab Emirates) 12.00% (PIK), 12/31/2164 (b)	1,027	—
Transocean, Inc. 8.75%, 2/15/2030 (a)	2,595	2,594
		17,666
Entertainment — 0.4%
Activision Blizzard, Inc. 2.50%, 9/15/2050	23,376	14,757
Cinemark USA, Inc.
8.75%, 5/1/2025 (a)	261	266
5.88%, 3/15/2026 (a)	500	475
5.25%, 7/15/2028 (a)	2,730	2,390
Live Nation Entertainment, Inc.
5.63%, 3/15/2026 (a)	1,687	1,648
6.50%, 5/15/2027 (a)	6,534	6,545
4.75%, 10/15/2027 (a)	4,000	3,705
Netflix, Inc.
4.88%, 4/15/2028	585	580
5.38%, 11/15/2029 (a)	11,943	12,024
Take-Two Interactive Software, Inc. 3.70%, 4/14/2027	856	818
Walt Disney Co. (The) 3.60%, 1/13/2051	550	425
Warnermedia Holdings, Inc. 4.28%, 3/15/2032	14,685	12,829
WMG Acquisition Corp.
3.88%, 7/15/2030 (a)	3,690	3,152
3.00%, 2/15/2031 (a)	1,115	899
		60,513
Financial Services — 0.4%
Block, Inc.
2.75%, 6/1/2026	2,591	2,332
3.50%, 6/1/2031	5,421	4,428
EDP Finance BV (Portugal) 1.71%, 1/24/2028 (a)	9,042	7,738
Fidelity National Information Services, Inc. 4.50%, 8/15/2046	2,000	1,597
Global Payments, Inc.
2.90%, 5/15/2030	4,500	3,795
2.90%, 11/15/2031	7,520	6,139
GTP Acquisition Partners I LLC 3.48%, 6/16/2025 (a)	3,623	3,466
LSEGA Financing plc (United Kingdom) 2.00%, 4/6/2028 (a)	4,725	4,075
Mitsubishi HC Capital, Inc. (Japan)
3.96%, 9/19/2023 (a)	1,215	1,207
3.56%, 2/28/2024 (a)	1,900	1,857
Nationstar Mortgage Holdings, Inc. 6.00%, 1/15/2027 (a)	5,610	5,116
Nationwide Building Society (United Kingdom) 1.00%, 8/28/2025 (a)	555	503
Petronas Capital Ltd. (Malaysia) 2.48%, 1/28/2032 (a)	4,000	3,392
Rocket Mortgage LLC
2.88%, 10/15/2026 (a)	1,715	1,499
3.63%, 3/1/2029 (a)	2,936	2,421
3.88%, 3/1/2031 (a)	2,441	1,922
4.00%, 10/15/2033 (a)	582	438

JPMorgan Core Plus Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2023 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Financial Services — continued
Shell International Finance BV (Netherlands)
3.63%, 8/21/2042	6,600	5,394
4.00%, 5/10/2046	3,000	2,514
Siemens Financieringsmaatschappij NV (Germany) 3.30%, 9/15/2046 (a)	2,000	1,542
Visa, Inc.
4.15%, 12/14/2035	1,510	1,457
2.70%, 4/15/2040	1,500	1,153
Voya Financial, Inc. 5.70%, 7/15/2043	300	286
		64,271
Food Products — 0.2%
Archer-Daniels-Midland Co. 4.50%, 3/15/2049	1,200	1,104
Campbell Soup Co. 4.15%, 3/15/2028	1,700	1,651
Darling Ingredients, Inc. 5.25%, 4/15/2027 (a)	4,878	4,742
Lamb Weston Holdings, Inc.
4.88%, 5/15/2028 (a)	2,060	1,988
4.13%, 1/31/2030 (a)	2,906	2,588
4.38%, 1/31/2032 (a)	969	860
Mars, Inc. 0.88%, 7/16/2026 (a)	2,300	2,053
Mead Johnson Nutrition Co. (United Kingdom)
4.13%, 11/15/2025	497	490
4.60%, 6/1/2044	1,000	910
Nestle Holdings, Inc. 4.85%, 3/14/2033 (a)	6,622	6,805
Post Holdings, Inc.
5.75%, 3/1/2027 (a)	3,082	3,022
5.50%, 12/15/2029 (a)	2,760	2,566
4.63%, 4/15/2030 (a)	2,775	2,430
Viterra Finance BV (Netherlands) 3.20%, 4/21/2031 (a)	5,250	4,204
		35,413
Gas Utilities — 0.2%
AmeriGas Partners LP
5.88%, 8/20/2026	1,475	1,371
5.75%, 5/20/2027	2,195	1,988
Atmos Energy Corp.
1.50%, 1/15/2031	3,250	2,574
5.50%, 6/15/2041	1,110	1,107
4.15%, 1/15/2043	582	498
2.85%, 2/15/2052	955	639
5.75%, 10/15/2052	2,145	2,244
Brooklyn Union Gas Co. (The)
3.87%, 3/4/2029 (a)	1,030	950
4.27%, 3/15/2048 (a)	1,000	762
CenterPoint Energy Resources Corp. 5.40%, 3/1/2033	9,765	9,931
ONE Gas, Inc. 4.50%, 11/1/2048	400	343
Piedmont Natural Gas Co., Inc. 3.50%, 6/1/2029	800	735
Southern California Gas Co.
Series TT, 2.60%, 6/15/2026	1,100	1,033

JPMorgan Core Plus Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2023 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Gas Utilities — continued
Series XX, 2.55%, 2/1/2030	715	620
Southern Natural Gas Co. LLC
8.00%, 3/1/2032	350	402
4.80%, 3/15/2047 (a)	204	166
Superior Plus LP (Canada) 4.50%, 3/15/2029 (a)	3,975	3,480
		28,843
Ground Transportation — 0.2%
Avis Budget Car Rental LLC
5.75%, 7/15/2027 (a)	4,269	4,022
5.38%, 3/1/2029 (a)	2,010	1,810
Burlington Northern Santa Fe LLC
7.08%, 5/13/2029	100	108
6.15%, 5/1/2037	750	830
4.38%, 9/1/2042	2,510	2,258
3.55%, 2/15/2050	1,929	1,517
CSX Corp. 3.25%, 6/1/2027	1,283	1,216
ERAC USA Finance LLC
2.70%, 11/1/2023 (a)	470	464
7.00%, 10/15/2037 (a)	291	337
First Student Bidco, Inc. 4.00%, 7/31/2029 (a)	1,000	830
Hertz Corp. (The) 4.63%, 12/1/2026 (a)	6,735	6,006
Norfolk Southern Corp. 4.05%, 8/15/2052	1,000	813
Penske Truck Leasing Co. LP 1.20%, 11/15/2025 (a)	2,165	1,936
SMBC Aviation Capital Finance DAC (Ireland) 4.13%, 7/15/2023 (a)	1,100	1,097
Triton Container International Ltd. (Bermuda) 1.15%, 6/7/2024 (a)	3,000	2,828
Uber Technologies, Inc.
7.50%, 5/15/2025 (a)	2,710	2,742
4.50%, 8/15/2029 (a)	2,300	2,098
Union Pacific Corp. 4.95%, 5/15/2053	2,735	2,660
XPO, Inc.
6.25%, 6/1/2028 (a)	1,825	1,796
7.13%, 6/1/2031 (a)	1,790	1,773
		37,141
Health Care Equipment & Supplies — 0.1%
Avantor Funding, Inc. 4.63%, 7/15/2028 (a)	6,096	5,639
Becton Dickinson & Co. 3.70%, 6/6/2027	2,500	2,398
DH Europe Finance II SARL 3.25%, 11/15/2039	1,400	1,133
Hologic, Inc.
4.63%, 2/1/2028 (a)	1,143	1,083
3.25%, 2/15/2029 (a)	4,499	3,929
Medline Borrower LP
3.88%, 4/1/2029 (a)	7,785	6,714
5.25%, 10/1/2029 (a)	3,356	2,871
		23,767

JPMorgan Core Plus Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2023 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Health Care Providers & Services — 1.2%
Acadia Healthcare Co., Inc.
5.50%, 7/1/2028 (a)	4,039	3,839
5.00%, 4/15/2029 (a)	2,500	2,292
AdaptHealth LLC 4.63%, 8/1/2029 (a)	4,395	3,386
Aetna, Inc.
4.50%, 5/15/2042	224	192
4.13%, 11/15/2042	550	447
3.88%, 8/15/2047	6,892	5,289
Ascension Health 3.95%, 11/15/2046	687	577
Banner Health 1.90%, 1/1/2031	2,439	1,988
Centene Corp. 4.63%, 12/15/2029	29,205	27,085
Children's Hospital Series 2020, 2.93%, 7/15/2050	763	483
Cigna Group (The) 4.50%, 2/25/2026	1,000	989
CommonSpirit Health
1.55%, 10/1/2025	1,275	1,169
2.78%, 10/1/2030	1,275	1,082
3.91%, 10/1/2050	1,255	956
Community Health Systems, Inc.
5.63%, 3/15/2027 (a)	3,588	3,071
6.00%, 1/15/2029 (a)	2,669	2,152
4.75%, 2/15/2031 (a)	6,320	4,541
Cottage Health Obligated Group Series 2020, 3.30%, 11/1/2049	500	361
CVS Health Corp.
4.30%, 3/25/2028	1,463	1,426
5.13%, 2/21/2030	2,000	1,994
5.25%, 1/30/2031	2,350	2,359
5.25%, 2/21/2033	1,200	1,203
DaVita, Inc.
4.63%, 6/1/2030 (a)	8,790	7,528
3.75%, 2/15/2031 (a)	1,938	1,538
Encompass Health Corp.
4.50%, 2/1/2028	5,135	4,730
4.75%, 2/1/2030	4,840	4,409
4.63%, 4/1/2031	1,407	1,229
Envision Healthcare Corp. 8.75%, 10/15/2026 (a)	4,480	22
Hackensack Meridian Health, Inc. Series 2020, 2.88%, 9/1/2050	1,580	1,045
Hartford HealthCare Corp. 3.45%, 7/1/2054	2,350	1,652
HCA, Inc.
4.50%, 2/15/2027	20,305	19,795
5.63%, 9/1/2028	10,075	10,147
5.88%, 2/1/2029	4,902	4,982
3.50%, 9/1/2030	1,485	1,313
5.50%, 6/15/2047	10,095	9,239
3.50%, 7/15/2051	1,311	882
McKesson Corp. 0.90%, 12/3/2025	2,720	2,452
Memorial Health Services 3.45%, 11/1/2049	645	479

JPMorgan Core Plus Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2023 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Health Care Providers & Services — continued
Memorial Sloan-Kettering Cancer Center
4.13%, 7/1/2052	225	190
Series 2015, 4.20%, 7/1/2055	785	659
Mount Sinai Hospitals Group, Inc. Series 2017, 3.98%, 7/1/2048	666	536
MultiCare Health System 2.80%, 8/15/2050	355	219
MyMichigan Health Series 2020, 3.41%, 6/1/2050	955	664
New York and Presbyterian Hospital (The) 2.61%, 8/1/2060	700	405
NYU Langone Hospitals Series 2020, 3.38%, 7/1/2055	1,110	773
Owens & Minor, Inc.
4.38%, 12/15/2024	1,230	1,190
6.63%, 4/1/2030 (a)	4,600	4,147
Quest Diagnostics, Inc. 2.95%, 6/30/2030	1,000	883
Tenet Healthcare Corp.
4.88%, 1/1/2026	8,625	8,343
6.25%, 2/1/2027	500	493
5.13%, 11/1/2027	13,532	12,931
4.63%, 6/15/2028	2,050	1,907
4.25%, 6/1/2029	5,944	5,338
6.13%, 6/15/2030 (a)	2,296	2,219
Texas Health Resources
2.33%, 11/15/2050	500	290
4.33%, 11/15/2055	1,075	926
UnitedHealth Group, Inc.
4.63%, 7/15/2035	98	96
3.95%, 10/15/2042	615	523
3.75%, 10/15/2047	1,120	900
3.25%, 5/15/2051	1,955	1,426
5.88%, 2/15/2053	8,141	8,901
5.05%, 4/15/2053	16,830	16,524
3.88%, 8/15/2059	805	636
Yale-New Haven Health Services Corp. Series 2020, 2.50%, 7/1/2050	970	585
		210,027
Health Care REITs — 0.0% ^
Healthpeak OP LLC 3.00%, 1/15/2030	500	436
MPT Operating Partnership LP 4.63%, 8/1/2029	1,425	1,064
Sabra Health Care LP 3.20%, 12/1/2031	2,260	1,671
Ventas Realty LP
3.75%, 5/1/2024	588	575
3.50%, 2/1/2025	448	430
4.13%, 1/15/2026	86	82
3.25%, 10/15/2026	218	202
3.85%, 4/1/2027	618	584
		5,044

JPMorgan Core Plus Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2023 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Health Care Technology — 0.1%
IQVIA, Inc.
5.00%, 10/15/2026 (a)	2,575	2,504
5.00%, 5/15/2027 (a)	5,377	5,171
		7,675
Hotel & Resort REITs — 0.1%
RHP Hotel Properties LP 4.75%, 10/15/2027	7,301	6,764
Hotels, Restaurants & Leisure — 0.7%
1011778 BC ULC (Canada)
3.88%, 1/15/2028 (a)	6,360	5,833
4.00%, 10/15/2030 (a)	3,334	2,862
Boyd Gaming Corp. 4.75%, 12/1/2027	4,045	3,832
Boyne USA, Inc. 4.75%, 5/15/2029 (a)	4,635	4,140
Caesars Entertainment, Inc. 6.25%, 7/1/2025 (a)	8,073	8,049
Carnival Corp.
9.88%, 8/1/2027 (a)	7,340	7,576
4.00%, 8/1/2028 (a)	1,896	1,653
Cedar Fair LP
5.50%, 5/1/2025 (a)	605	600
6.50%, 10/1/2028	4,935	4,857
5.25%, 7/15/2029	3,987	3,665
Hilton Domestic Operating Co., Inc.
5.38%, 5/1/2025 (a)	1,425	1,416
5.75%, 5/1/2028 (a)	880	868
3.75%, 5/1/2029 (a)	3,527	3,113
4.88%, 1/15/2030	2,175	2,022
4.00%, 5/1/2031 (a)	378	326
3.63%, 2/15/2032 (a)	1,465	1,211
Hilton Worldwide Finance LLC 4.88%, 4/1/2027	1,395	1,355
Marriott Ownership Resorts, Inc.
4.75%, 1/15/2028	1,013	904
4.50%, 6/15/2029 (a)	2,551	2,186
MGM Resorts International
6.75%, 5/1/2025	940	944
5.75%, 6/15/2025	4,038	4,010
5.50%, 4/15/2027	2,962	2,836
Royal Caribbean Cruises Ltd.
11.50%, 6/1/2025 (a)	349	369
8.25%, 1/15/2029 (a)	4,545	4,782
9.25%, 1/15/2029 (a)	6,150	6,538
Sands China Ltd. (Macau)
5.63%, 8/8/2025 (g)	1,861	1,805
4.30%, 1/8/2026 (g)	3,530	3,296
2.80%, 3/8/2027 (g)	3,218	2,757
Six Flags Entertainment Corp. 5.50%, 4/15/2027 (a)	2,300	2,174
Six Flags Theme Parks, Inc. 7.00%, 7/1/2025 (a)	1,001	1,009
Starbucks Corp. 4.80%, 2/15/2033	3,180	3,165

JPMorgan Core Plus Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2023 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Hotels, Restaurants & Leisure — continued
Station Casinos LLC 4.50%, 2/15/2028 (a)	4,355	3,875
Travel + Leisure Co. 6.00%, 4/1/2027 (g)	1,050	1,014
Vail Resorts, Inc. 6.25%, 5/15/2025 (a)	3,920	3,930
Wynn Las Vegas LLC
5.50%, 3/1/2025 (a)	2,744	2,690
5.25%, 5/15/2027 (a)	2,885	2,713
Wynn Macau Ltd. (Macau) 5.63%, 8/26/2028 (a)	2,990	2,519
Wynn Resorts Finance LLC 5.13%, 10/1/2029 (a)	4,356	3,887
Yum! Brands, Inc.
4.75%, 1/15/2030 (a)	804	755
3.63%, 3/15/2031	1,220	1,042
4.63%, 1/31/2032	4,799	4,365
		116,943
Household Durables — 0.1%
CD&R Smokey Buyer, Inc. 6.75%, 7/15/2025 (a)	2,960	2,611
MDC Holdings, Inc.
3.85%, 1/15/2030	2,545	2,209
2.50%, 1/15/2031	3,353	2,603
Newell Brands, Inc.
6.63%, 9/15/2029	4,660	4,398
5.87%, 4/1/2036 (g)	3,265	2,612
Tempur Sealy International, Inc. 4.00%, 4/15/2029 (a)	8,649	7,360
		21,793
Household Products — 0.1%
Central Garden & Pet Co.
5.13%, 2/1/2028	535	503
4.13%, 10/15/2030	4,140	3,473
4.13%, 4/30/2031 (a)	745	613
Energizer Holdings, Inc.
4.75%, 6/15/2028 (a)	5,135	4,568
4.38%, 3/31/2029 (a)	3,895	3,335
Reckitt Benckiser Treasury Services plc (United Kingdom) 3.00%, 6/26/2027 (a)	350	330
Spectrum Brands, Inc.
5.75%, 7/15/2025	593	589
5.00%, 10/1/2029 (a)	3,905	3,485
5.50%, 7/15/2030 (a)	3,779	3,458
		20,354
Independent Power and Renewable Electricity Producers — 0.2%
AES Corp. (The) 3.30%, 7/15/2025 (a)	1,525	1,445
Calpine Corp.
5.25%, 6/1/2026 (a)	3,266	3,167
4.50%, 2/15/2028 (a)	3,000	2,730
5.13%, 3/15/2028 (a)	3,940	3,530
Constellation Energy Generation LLC
3.25%, 6/1/2025	595	569
5.80%, 3/1/2033	5,620	5,776

JPMorgan Core Plus Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2023 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Independent Power and Renewable Electricity Producers — continued
6.25%, 10/1/2039	200	207
5.75%, 10/1/2041	875	836
5.60%, 6/15/2042	9,230	8,922
		27,182
Industrial REITs — 0.0% ^
Prologis LP
3.25%, 6/30/2026	180	173
1.75%, 7/1/2030	2,500	2,020
3.00%, 4/15/2050	5,139	3,443
2.13%, 10/15/2050	1,500	837
		6,473
Insurance — 0.4%
Aflac, Inc. 3.60%, 4/1/2030	2,500	2,310
AIA Group Ltd. (Hong Kong)
3.20%, 3/11/2025 (a)	996	963
3.90%, 4/6/2028 (a)	2,495	2,415
3.60%, 4/9/2029 (a)	495	465
3.20%, 9/16/2040 (a)	1,680	1,260
Aon Corp.
5.35%, 2/28/2033	890	903
6.25%, 9/30/2040	240	253
Athene Global Funding
1.45%, 1/8/2026 (a)	1,770	1,561
2.95%, 11/12/2026 (a)	4,500	4,033
Berkshire Hathaway Finance Corp.
2.85%, 10/15/2050	4,720	3,253
2.50%, 1/15/2051	9,255	5,949
3.85%, 3/15/2052	12,010	9,798
Cincinnati Financial Corp. 6.13%, 11/1/2034	1,100	1,178
CNA Financial Corp. 3.95%, 5/15/2024	373	366
F&G Global Funding 1.75%, 6/30/2026 (a)	635	566
Great-West Lifeco Finance 2018 LP (Canada) 4.58%, 5/17/2048 (a)	406	339
Guardian Life Insurance Co. of America (The) 4.85%, 1/24/2077 (a)	271	230
Jackson National Life Global Funding 3.88%, 6/11/2025 (a)	2,637	2,523
John Hancock Life Insurance Co. 7.38%, 2/15/2024 (a)	2,550	2,574
Liberty Mutual Group, Inc. 3.95%, 10/15/2050 (a)	475	344
Manulife Financial Corp. (Canada) 4.15%, 3/4/2026	1,207	1,176
Marsh & McLennan Cos., Inc. 5.45%, 3/15/2053	1,630	1,630
MetLife, Inc.
6.50%, 12/15/2032	700	773
4.13%, 8/13/2042	500	413
Metropolitan Life Global Funding I
3.05%, 6/17/2029 (a)	1,500	1,337
5.15%, 3/28/2033 (a)	9,245	9,223
Metropolitan Life Insurance Co. 7.80%, 11/1/2025 (a)	1,650	1,723
New York Life Global Funding 3.00%, 1/10/2028 (a)	2,831	2,635

JPMorgan Core Plus Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2023 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Insurance — continued
New York Life Insurance Co. 6.75%, 11/15/2039 (a)	303	345
Pacific Life Insurance Co. (ICE LIBOR USD 3 Month + 2.80%), 4.30%, 10/24/2067 (a) (c)	2,730	2,056
Principal Financial Group, Inc. 3.70%, 5/15/2029	605	561
Principal Life Global Funding II 3.00%, 4/18/2026 (a)	586	548
Protective Life Global Funding 1.30%, 9/20/2026 (a)	1,500	1,326
Prudential Financial, Inc. 3.91%, 12/7/2047	2,259	1,752
Prudential Insurance Co. of America (The) 8.30%, 7/1/2025 (a)	150	156
Swiss Re Finance Luxembourg SA (Switzerland) (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.58%), 5.00%, 4/2/2049 (a) (c)	1,000	955
Teachers Insurance & Annuity Association of America
4.90%, 9/15/2044 (a)	500	455
4.27%, 5/15/2047 (a)	800	662
Travelers Property Casualty Corp. 7.75%, 4/15/2026	700	755
W R Berkley Corp. 3.55%, 3/30/2052	2,535	1,787
		71,551
Interactive Media & Services — 0.0% ^
Meta Platforms, Inc. 5.60%, 5/15/2053	3,375	3,373
IT Services — 0.1%
Arches Buyer, Inc. 4.25%, 6/1/2028 (a)	5,085	4,305
CGI, Inc. (Canada) 1.45%, 9/14/2026	3,735	3,346
Gartner, Inc.
3.63%, 6/15/2029 (a)	1,735	1,542
3.75%, 10/1/2030 (a)	5,320	4,666
Presidio Holdings, Inc. 4.88%, 2/1/2027 (a)	5,015	4,687
		18,546
Life Sciences Tools & Services — 0.0% ^
Charles River Laboratories International, Inc. 3.75%, 3/15/2029 (a)	5,055	4,437
Machinery — 0.1%
Caterpillar, Inc. 3.80%, 8/15/2042	680	590
Chart Industries, Inc. 7.50%, 1/1/2030 (a)	5,205	5,257
Daimler Truck Finance North America LLC (Germany) 3.50%, 4/7/2025 (a)	4,090	3,959
Hillenbrand, Inc. 3.75%, 3/1/2031	2,605	2,162
Otis Worldwide Corp. 2.06%, 4/5/2025	2,500	2,361
Parker-Hannifin Corp.
4.25%, 9/15/2027	700	683
6.25%, 5/15/2038	440	476
Terex Corp. 5.00%, 5/15/2029 (a)	2,935	2,720
TK Elevator US Newco, Inc. (Germany) 5.25%, 7/15/2027 (a)	2,865	2,638
		20,846
Marine Transportation — 0.0% ^
MV24 Capital BV (Brazil) 6.75%, 6/1/2034 (a)	2,244	1,980
Media — 1.4%
Altice Financing SA (Luxembourg) 5.75%, 8/15/2029 (a)	2,733	2,084
Charter Communications Operating LLC
2.25%, 1/15/2029	2,345	1,946

JPMorgan Core Plus Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2023 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Media — continued
2.80%, 4/1/2031	4,300	3,439
3.50%, 6/1/2041	3,570	2,356
3.50%, 3/1/2042	5,945	3,882
3.70%, 4/1/2051	3,200	1,962
3.90%, 6/1/2052	1,700	1,069
Clear Channel Outdoor Holdings, Inc.
5.13%, 8/15/2027 (a)	8,392	7,398
7.75%, 4/15/2028 (a)	2,020	1,505
Comcast Corp.
1.95%, 1/15/2031	4,070	3,343
5.50%, 11/15/2032	6,220	6,521
4.65%, 2/15/2033	2,780	2,764
4.40%, 8/15/2035	3,850	3,650
3.90%, 3/1/2038	12,489	10,884
3.25%, 11/1/2039	10,530	8,284
3.97%, 11/1/2047	1,115	913
4.00%, 3/1/2048	5,140	4,257
4.00%, 11/1/2049	135	110
3.45%, 2/1/2050	4,208	3,150
2.89%, 11/1/2051	2,027	1,335
2.45%, 8/15/2052	6,810	4,092
5.35%, 5/15/2053	17,530	17,444
2.94%, 11/1/2056	11,531	7,388
2.99%, 11/1/2063	1,186	735
Cox Communications, Inc. 2.95%, 10/1/2050 (a)	2,790	1,719
CSC Holdings LLC
5.25%, 6/1/2024	2,373	2,200
5.38%, 2/1/2028 (a)	10,972	8,632
6.50%, 2/1/2029 (a)	3,959	3,117
4.50%, 11/15/2031 (a)	2,571	1,788
Diamond Sports Group LLC 5.38%, 8/15/2026 (a) (h)	3,550	149
Directv Financing LLC 5.88%, 8/15/2027 (a)	6,332	5,577
Discovery Communications LLC 4.00%, 9/15/2055	2,390	1,518
DISH DBS Corp.
5.88%, 11/15/2024	11,052	9,466
5.25%, 12/1/2026 (a)	6,195	4,894
5.75%, 12/1/2028 (a)	1,835	1,331
DISH Network Corp. 11.75%, 11/15/2027 (a)	2,850	2,728
Gray Escrow II, Inc. 5.38%, 11/15/2031 (a)	2,177	1,385
Gray Television, Inc. 4.75%, 10/15/2030 (a)	2,110	1,368
iHeartCommunications, Inc.
6.38%, 5/1/2026	3,740	2,839
8.38%, 5/1/2027	5,687	3,208
5.25%, 8/15/2027 (a)	4,358	3,060
Lamar Media Corp.
3.75%, 2/15/2028	950	855
4.00%, 2/15/2030	5,400	4,724

JPMorgan Core Plus Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2023 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Media — continued
News Corp. 3.88%, 5/15/2029 (a)	6,162	5,410
Nexstar Media, Inc.
5.63%, 7/15/2027 (a)	9,560	8,771
4.75%, 11/1/2028 (a)	1,410	1,190
Outfront Media Capital LLC
6.25%, 6/15/2025 (a)	2,067	2,059
5.00%, 8/15/2027 (a)	3,861	3,458
Scripps Escrow II, Inc. 3.88%, 1/15/2029 (a)	4,525	3,484
Scripps Escrow, Inc. 5.88%, 7/15/2027 (a)	1,245	959
Sinclair Television Group, Inc. 4.13%, 12/1/2030 (a)	5,585	3,652
Sirius XM Radio, Inc.
5.00%, 8/1/2027 (a)	3,180	2,883
4.00%, 7/15/2028 (a)	6,156	5,155
5.50%, 7/1/2029 (a)	9,692	8,460
4.13%, 7/1/2030 (a)	6,357	5,000
Stagwell Global LLC 5.63%, 8/15/2029 (a)	5,180	4,446
Summer BC Bidco B LLC 5.50%, 10/31/2026 (a)	800	681
TEGNA, Inc.
4.63%, 3/15/2028	6,366	5,538
5.00%, 9/15/2029	2,365	2,028
Time Warner Cable LLC 7.30%, 7/1/2038	335	342
Univision Communications, Inc. 4.50%, 5/1/2029 (a)	7,024	5,897
UPC Broadband Finco BV (Netherlands) 4.88%, 7/15/2031 (a)	1,563	1,313
Videotron Ltd. (Canada)
5.38%, 6/15/2024 (a)	3,057	3,026
5.13%, 4/15/2027 (a)	4,115	3,969
VZ Secured Financing BV (Netherlands) 5.00%, 1/15/2032 (a)	1,022	813
		239,603
Metals & Mining — 0.6%
Alcoa Nederland Holding BV
5.50%, 12/15/2027 (a)	1,750	1,708
6.13%, 5/15/2028 (a)	3,845	3,773
Arconic Corp. 6.13%, 2/15/2028 (a)	9,130	9,215
ATI, Inc. 5.88%, 12/1/2027	6,271	5,973
BHP Billiton Finance USA Ltd. (Australia) 4.90%, 2/28/2033	2,000	2,008
Big River Steel LLC 6.63%, 1/31/2029 (a)	1,800	1,786
Carpenter Technology Corp. 6.38%, 7/15/2028	1,856	1,789
Cleveland-Cliffs, Inc.
6.75%, 3/15/2026 (a)	2,951	2,985
5.88%, 6/1/2027	3,693	3,564
4.63%, 3/1/2029 (a)	2,883	2,562
Corp. Nacional del Cobre de Chile (Chile) 5.13%, 2/2/2033 (a)	507	502
FMG Resources August 2006 Pty. Ltd. (Australia) 4.50%, 9/15/2027 (a)	5,053	4,784
Freeport-McMoRan, Inc.
4.63%, 8/1/2030	17,231	16,134
5.40%, 11/14/2034	2,150	2,062
Glencore Finance Canada Ltd. (Australia) 6.90%, 11/15/2037 (a)	100	108

JPMorgan Core Plus Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2023 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Metals & Mining — continued
Glencore Funding LLC (Australia)
4.63%, 4/29/2024 (a)	300	297
3.88%, 10/27/2027 (a)	4,000	3,767
2.50%, 9/1/2030 (a)	875	716
2.85%, 4/27/2031 (a)	9,210	7,569
2.63%, 9/23/2031 (a)	8,892	7,159
5.70%, 5/8/2033 (a)	5,265	5,214
Indonesia Asahan Aluminium PT (Indonesia) 6.53%, 11/15/2028 (a)	2,400	2,487
Kaiser Aluminum Corp. 4.63%, 3/1/2028 (a)	3,345	2,923
Novelis Corp.
3.25%, 11/15/2026 (a)	1,543	1,394
4.75%, 1/30/2030 (a)	4,610	4,091
3.88%, 8/15/2031 (a)	772	634
Nucor Corp. 2.98%, 12/15/2055	1,910	1,202
Rio Tinto Finance USA Ltd. (Australia) 5.20%, 11/2/2040	2,000	2,006
Teck Resources Ltd. (Canada) 5.40%, 2/1/2043	1,600	1,456
United States Steel Corp. 6.88%, 3/1/2029	2,655	2,566
		102,434
Mortgage Real Estate Investment Trusts (REITs) — 0.5%
Arbor Realty Trust, Inc.
5.00%, 4/30/2026	5,000	4,436
Series QIB, 4.50%, 9/1/2026 (a)	19,500	17,069
Series QIB, 4.50%, 3/15/2027 (a)	30,000	25,613
Great Ajax Operating Partnership LP Series QIB, 8.88%, 9/1/2027 (a)	23,000	22,215
ReadyCap Holdings LLC Series QIB, 4.50%, 10/20/2026 (a)	25,000	22,418
		91,751
Multi-Utilities — 0.2%
Ameren Corp. 3.50%, 1/15/2031	2,390	2,134
Ameren Illinois Co. 3.25%, 3/15/2050	3,950	2,854
Berkshire Hathaway Energy Co.
6.13%, 4/1/2036	1,349	1,459
2.85%, 5/15/2051	7,740	5,078
4.60%, 5/1/2053	1,194	1,057
Consolidated Edison Co. of New York, Inc.
Series 06-E, 5.70%, 12/1/2036	400	405
Series 2017, 3.88%, 6/15/2047	1,275	995
Series E, 4.65%, 12/1/2048	1,700	1,502
4.50%, 5/15/2058	808	674
Consumers Energy Co.
4.63%, 5/15/2033	4,765	4,698
4.35%, 4/15/2049	500	438
4.35%, 8/31/2064	491	398
Dominion Energy, Inc.
Series F, 5.25%, 8/1/2033	785	772
7.00%, 6/15/2038	400	446
Series C, 4.90%, 8/1/2041	46	41

JPMorgan Core Plus Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2023 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Multi-Utilities — continued
Puget Sound Energy, Inc.
5.76%, 7/15/2040	900	876
2.89%, 9/15/2051	1,320	870
San Diego Gas & Electric Co.
6.00%, 6/1/2026	685	710
Series XXX, 3.00%, 3/15/2032	5,000	4,315
6.00%, 6/1/2039	500	515
4.50%, 8/15/2040	249	229
Series UUU, 3.32%, 4/15/2050	4,780	3,430
5.35%, 4/1/2053	1,090	1,077
Southern Co. Gas Capital Corp. Series 21A, 3.15%, 9/30/2051	5,000	3,331
		38,304
Office REITs — 0.0% ^
Alexandria Real Estate Equities, Inc.
1.88%, 2/1/2033	1,145	840
5.15%, 4/15/2053	1,090	961
Corporate Office Properties LP 2.25%, 3/15/2026	1,550	1,372
		3,173
Oil, Gas & Consumable Fuels — 2.5%
AI Candelaria Spain SA (Colombia) 7.50%, 12/15/2028 (j)	1,068	971
Aker BP ASA (Norway)
2.00%, 7/15/2026 (a)	1,669	1,505
3.10%, 7/15/2031 (a)	4,400	3,663
Antero Midstream Partners LP
7.88%, 5/15/2026 (a)	4,215	4,272
5.75%, 1/15/2028 (a)	2,225	2,122
5.38%, 6/15/2029 (a)	2,910	2,675
Antero Resources Corp.
7.63%, 2/1/2029 (a)	4,387	4,463
5.38%, 3/1/2030 (a)	2,215	2,036
APA Infrastructure Ltd. (Australia) 4.25%, 7/15/2027 (a)	610	587
Baytex Energy Corp. (Canada) 8.75%, 4/1/2027 (a)	4,820	4,871
Blue Racer Midstream LLC 6.63%, 7/15/2026 (a)	3,265	3,228
BP Capital Markets America, Inc.
3.02%, 1/16/2027	1,325	1,255
2.72%, 1/12/2032	21,551	18,373
4.81%, 2/13/2033	10,585	10,466
4.89%, 9/11/2033	3,570	3,547
3.00%, 2/24/2050	5,255	3,578
2.77%, 11/10/2050	4,090	2,662
2.94%, 6/4/2051	5,350	3,574
3.00%, 3/17/2052	3,040	2,045
BP Capital Markets plc (United Kingdom)
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 4.04%), 4.38%, 6/22/2025 (c) (d) (e)	11,180	10,733
3.28%, 9/19/2027	2,988	2,848
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 4.40%), 4.88%, 3/22/2030 (c) (d) (e)	13,870	12,604

JPMorgan Core Plus Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2023 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Oil, Gas & Consumable Fuels — continued
Buckeye Partners LP
4.15%, 7/1/2023	2,500	2,488
4.13%, 12/1/2027	4,440	3,886
Cameron LNG LLC 3.70%, 1/15/2039 (a)	961	786
Cheniere Corpus Christi Holdings LLC
5.88%, 3/31/2025	1,435	1,436
2.74%, 12/31/2039	2,075	1,653
Cheniere Energy Partners LP
4.50%, 10/1/2029	11,682	10,697
3.25%, 1/31/2032	9,620	7,871
Cheniere Energy, Inc. 4.63%, 10/15/2028	5,339	5,010
Chesapeake Energy Corp. 6.75%, 4/15/2029 (a)	4,665	4,561
CNX Resources Corp. 7.25%, 3/14/2027 (a)	1,671	1,649
Comstock Resources, Inc.
6.75%, 3/1/2029 (a)	6,894	6,025
5.88%, 1/15/2030 (a)	1,110	925
ConocoPhillips Co. 4.03%, 3/15/2062	9,359	7,453
Coterra Energy, Inc. 3.90%, 5/15/2027	2,910	2,762
Crescent Energy Finance LLC 7.25%, 5/1/2026 (a)	2,910	2,707
Crestwood Midstream Partners LP
5.75%, 4/1/2025	3,090	3,031
5.63%, 5/1/2027 (a)	895	844
6.00%, 2/1/2029 (a)	2,100	1,943
8.00%, 4/1/2029 (a)	2,366	2,379
DT Midstream, Inc.
4.13%, 6/15/2029 (a)	4,183	3,628
4.38%, 6/15/2031 (a)	2,680	2,254
Energean Israel Finance Ltd. (Israel)
4.50%, 3/30/2024 (j)	2,428	2,367
4.88%, 3/30/2026 (j)	1,895	1,740
Energy Transfer LP
5.75%, 2/15/2033	2,000	2,005
5.80%, 6/15/2038	5,830	5,558
5.00%, 5/15/2050	5,000	4,090
Eni USA, Inc. (Italy) 7.30%, 11/15/2027	500	544
EnLink Midstream LLC 5.63%, 1/15/2028 (a)	1,205	1,161
EnLink Midstream Partners LP
4.15%, 6/1/2025	780	753
4.85%, 7/15/2026	1,665	1,611
5.60%, 4/1/2044	1,930	1,551
Enterprise Products Operating LLC
Series J, 5.75%, 3/1/2035	800	803
6.45%, 9/1/2040	375	400
3.30%, 2/15/2053	2,450	1,706
4.95%, 10/15/2054	330	291
Series E, (ICE LIBOR USD 3 Month + 3.03%), 5.25%, 8/16/2077 (c)	1,500	1,297

JPMorgan Core Plus Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2023 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Oil, Gas & Consumable Fuels — continued
EQM Midstream Partners LP
4.00%, 8/1/2024	2,237	2,178
6.00%, 7/1/2025 (a)	427	422
4.13%, 12/1/2026	1,210	1,113
6.50%, 7/1/2027 (a)	1,410	1,377
5.50%, 7/15/2028	6,990	6,552
4.50%, 1/15/2029 (a)	5,030	4,395
4.75%, 1/15/2031 (a)	2,340	2,008
Equinor ASA (Norway) 7.15%, 11/15/2025	585	612
Exxon Mobil Corp.
3.00%, 8/16/2039	5,040	3,941
3.10%, 8/16/2049	690	501
Flex Intermediate Holdco LLC
3.36%, 6/30/2031 (a)	3,607	2,898
4.32%, 12/30/2039 (a)	1,280	919
Galaxy Pipeline Assets Bidco Ltd. (United Arab Emirates) 2.94%, 9/30/2040 (a)	1,615	1,300
Genesis Energy LP
6.25%, 5/15/2026	1,082	1,028
8.00%, 1/15/2027	2,328	2,268
7.75%, 2/1/2028	1,314	1,263
Gray Oak Pipeline LLC
2.00%, 9/15/2023 (a)	1,090	1,077
2.60%, 10/15/2025 (a)	1,852	1,707
3.45%, 10/15/2027 (a)	1,465	1,316
Greenko Dutch BV (India) 3.85%, 3/29/2026 (a)	2,046	1,804
Gulfport Energy Corp.
8.00%, 5/17/2026	2,001	1,997
8.00%, 5/17/2026 (a)	2,666	2,659
Gulfport Energy Operating Corp. 6.63%, 5/1/2023	1,320	1
Gulfport Energy Operating Corp., Escrow
6.00%, 10/15/2024	2,737	2
6.38%, 1/15/2026	1,018	1
Hess Midstream Operations LP 5.63%, 2/15/2026 (a)	5,580	5,475
HF Sinclair Corp. 5.88%, 4/1/2026	3,529	3,547
Hilcorp Energy I LP 5.75%, 2/1/2029 (a)	7,795	7,056
Holly Energy Partners LP 6.38%, 4/15/2027 (a)	1,770	1,747
Kinder Morgan, Inc. 3.25%, 8/1/2050	5,690	3,571
Kinetik Holdings LP 5.88%, 6/15/2030 (a)	3,213	3,044
Leviathan Bond Ltd. (Israel)
6.13%, 6/30/2025 (j)	1,090	1,057
6.50%, 6/30/2027 (j)	1,182	1,121
6.75%, 6/30/2030 (j)	680	627
MPLX LP
5.20%, 3/1/2047	323	279
4.95%, 3/14/2052	1,255	1,033
NGL Energy Operating LLC 7.50%, 2/1/2026 (a)	2,173	2,076

JPMorgan Core Plus Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2023 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Oil, Gas & Consumable Fuels — continued
NGPL PipeCo LLC
3.25%, 7/15/2031 (a)	615	508
7.77%, 12/15/2037 (a)	615	657
NuStar Logistics LP
5.75%, 10/1/2025	2,071	2,023
6.00%, 6/1/2026	1,338	1,298
5.63%, 4/28/2027	4,554	4,311
6.38%, 10/1/2030	666	641
Occidental Petroleum Corp.
8.50%, 7/15/2027	3,301	3,616
6.38%, 9/1/2028	1,488	1,531
8.88%, 7/15/2030	2,737	3,154
6.63%, 9/1/2030	4,693	4,892
6.13%, 1/1/2031	1,563	1,588
7.88%, 9/15/2031	2,600	2,876
ONEOK Partners LP 6.65%, 10/1/2036	1,465	1,487
Petroleos del Peru SA (Peru) 5.63%, 6/19/2047 (a)	5,000	3,035
Petroleos Mexicanos (Mexico)
6.88%, 8/4/2026	2,600	2,364
5.35%, 2/12/2028	3,250	2,611
5.95%, 1/28/2031	3,500	2,500
10.00%, 2/7/2033 (a)	8,145	7,266
7.69%, 1/23/2050	1,550	999
Phillips 66 4.65%, 11/15/2034	1,000	935
Pioneer Natural Resources Co. 1.13%, 1/15/2026	2,000	1,810
Range Resources Corp.
4.88%, 5/15/2025	1,578	1,547
8.25%, 1/15/2029	4,600	4,791
4.75%, 2/15/2030 (a)	850	768
Sabine Pass Liquefaction LLC
5.63%, 3/1/2025	3,000	2,999
4.20%, 3/15/2028	3,435	3,272
4.50%, 5/15/2030	22,815	21,572
Saudi Arabian Oil Co. (Saudi Arabia)
1.25%, 11/24/2023 (a)	200	195
1.63%, 11/24/2025 (a)	224	206
SM Energy Co.
5.63%, 6/1/2025	1,500	1,447
6.75%, 9/15/2026	5,010	4,837
6.63%, 1/15/2027	1,293	1,243
Southwestern Energy Co.
5.70%, 1/23/2025 (g)	202	201
8.38%, 9/15/2028	1,695	1,767
5.38%, 2/1/2029	4,995	4,651
5.38%, 3/15/2030	3,026	2,781
4.75%, 2/1/2032	591	511

JPMorgan Core Plus Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2023 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Oil, Gas & Consumable Fuels — continued
Sunoco LP
6.00%, 4/15/2027	1,535	1,510
4.50%, 5/15/2029	5,812	5,174
Tallgrass Energy Partners LP
7.50%, 10/1/2025 (a)	2,045	2,040
6.00%, 3/1/2027 (a)	3,715	3,474
5.50%, 1/15/2028 (a)	4,965	4,483
6.00%, 12/31/2030 (a)	1,640	1,425
Targa Resources Partners LP
6.50%, 7/15/2027	1,730	1,736
5.50%, 3/1/2030	1,576	1,514
4.00%, 1/15/2032	1,050	900
TerraForm Power Operating LLC 5.00%, 1/31/2028 (a)	1,468	1,376
Texas Eastern Transmission LP 3.50%, 1/15/2028 (a)	375	350
TotalEnergies Capital International SA (France)
3.46%, 7/12/2049	5,148	3,924
3.13%, 5/29/2050	6,746	4,800
Valero Energy Corp. 2.15%, 9/15/2027	900	806
Venture Global Calcasieu Pass LLC 3.88%, 8/15/2029 (a)	6,360	5,533
Venture Global LNG, Inc. 8.13%, 6/1/2028 (a)	3,112	3,128
Western Midstream Operating LP
4.50%, 3/1/2028	1,370	1,288
4.30%, 2/1/2030 (g)	3,345	2,974
Williams Cos., Inc. (The) 5.40%, 3/4/2044	3,250	2,974
		428,214
Passenger Airlines — 0.2%
American Airlines, Inc.
11.75%, 7/15/2025 (a)	2,350	2,574
5.50%, 4/20/2026 (a)	4,000	3,926
5.75%, 4/20/2029 (a)	12,699	12,168
Continental Airlines Pass-Through Trust Series 2012-2, Class A Shares, 4.00%, 10/29/2024	3,313	3,208
Mileage Plus Holdings LLC 6.50%, 6/20/2027 (a)	1,356	1,353
United Airlines Holdings, Inc. 4.88%, 1/15/2025	2,241	2,191
United Airlines, Inc. 4.38%, 4/15/2026 (a)	2,345	2,219
		27,639
Personal Care Products — 0.1%
Edgewell Personal Care Co.
5.50%, 6/1/2028 (a)	5,085	4,755
4.13%, 4/1/2029 (a)	2,115	1,824
Estee Lauder Cos., Inc. (The) 3.13%, 12/1/2049	1,800	1,309
Haleon US Capital LLC 3.38%, 3/24/2027	2,616	2,472
Kenvue, Inc. 5.05%, 3/22/2053 (a)	4,600	4,630
		14,990
Pharmaceuticals — 0.7%
Astrazeneca Finance LLC (United Kingdom) 4.90%, 3/3/2030	5,100	5,177

JPMorgan Core Plus Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2023 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Pharmaceuticals — continued
Bausch Health Americas, Inc.
9.25%, 4/1/2026 (a)	4,654	3,840
8.50%, 1/31/2027 (a)	5,864	3,079
Bausch Health Cos., Inc.
5.50%, 11/1/2025 (a)	6,534	5,799
5.75%, 8/15/2027 (a)	6,090	3,824
5.00%, 1/30/2028 (a)	2,785	1,224
4.88%, 6/1/2028 (a)	11,808	7,121
5.00%, 2/15/2029 (a)	2,865	1,247
5.25%, 2/15/2031 (a)	1,251	532
Bristol-Myers Squibb Co.
4.13%, 6/15/2039	5,998	5,429
2.35%, 11/13/2040	4,000	2,789
3.70%, 3/15/2052	3,060	2,444
Eli Lilly & Co.
4.70%, 2/27/2033	4,335	4,414
4.95%, 2/27/2063	3,450	3,426
Jazz Securities DAC 4.38%, 1/15/2029 (a)	5,179	4,640
Merck & Co., Inc.
2.75%, 12/10/2051	4,780	3,258
5.00%, 5/17/2053	2,175	2,189
5.15%, 5/17/2063	1,690	1,705
Organon & Co.
4.13%, 4/30/2028 (a)	3,906	3,477
5.13%, 4/30/2031 (a)	5,735	4,866
Par Pharmaceutical, Inc. 7.50%, 4/1/2027 (a) (g) (h)	4,135	3,054
Pfizer Investment Enterprises Pte. Ltd.
4.75%, 5/19/2033	5,185	5,206
5.30%, 5/19/2053	5,325	5,482
5.34%, 5/19/2063	5,435	5,442
Pfizer, Inc.
4.10%, 9/15/2038	3,000	2,746
3.90%, 3/15/2039	2,960	2,615
4.30%, 6/15/2043	4,000	3,644
Shire Acquisitions Investments Ireland DAC 3.20%, 9/23/2026	500	472
Takeda Pharmaceutical Co. Ltd. (Japan)
5.00%, 11/26/2028	2,800	2,810
3.03%, 7/9/2040	1,600	1,196
3.18%, 7/9/2050	750	518
Wyeth LLC 5.95%, 4/1/2037	1,100	1,210
Zoetis, Inc.
2.00%, 5/15/2030	2,000	1,670
5.60%, 11/16/2032	8,909	9,401
		115,946
Real Estate Management & Development — 0.0% ^
Kennedy-Wilson, Inc.
4.75%, 3/1/2029	3,084	2,423

JPMorgan Core Plus Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2023 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Real Estate Management & Development — continued
5.00%, 3/1/2031	1,300	971
Ontario Teachers' Cadillac Fairview Properties Trust (Canada) 3.88%, 3/20/2027 (a)	603	563
		3,957
Residential REITs — 0.1%
Camden Property Trust 3.15%, 7/1/2029	2,955	2,632
ERP Operating LP 2.85%, 11/1/2026	3,000	2,784
Essex Portfolio LP 2.65%, 3/15/2032	3,255	2,621
Mid-America Apartments LP 4.20%, 6/15/2028	1,295	1,253
UDR, Inc.
2.10%, 8/1/2032	950	727
1.90%, 3/15/2033	505	372
		10,389
Retail REITs — 0.1%
NNN REIT, Inc.
3.60%, 12/15/2026	948	892
4.30%, 10/15/2028	800	750
Realty Income Corp.
3.88%, 7/15/2024	2,018	1,977
3.88%, 4/15/2025	840	818
3.25%, 1/15/2031	555	486
1.80%, 3/15/2033	1,100	804
Regency Centers LP 3.70%, 6/15/2030	3,855	3,468
Scentre Group Trust 1 (Australia)
3.50%, 2/12/2025 (a)	1,420	1,371
3.25%, 10/28/2025 (a)	1,000	947
Scentre Group Trust 2 (Australia) (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 4.38%), 4.75%, 9/24/2080 (a) (c)	1,500	1,353
		12,866
Semiconductors & Semiconductor Equipment — 0.4%
Amkor Technology, Inc. 6.63%, 9/15/2027 (a)	3,974	3,968
ams-OSRAM AG (Austria) 7.00%, 7/31/2025 (a)	3,195	2,796
Analog Devices, Inc. 2.95%, 10/1/2051	5,895	4,133
Entegris Escrow Corp. 5.95%, 6/15/2030 (a)	4,055	3,906
Entegris, Inc.
4.38%, 4/15/2028 (a)	1,175	1,080
3.63%, 5/1/2029 (a)	1,680	1,450
Intel Corp.
5.20%, 2/10/2033	5,000	5,030
5.63%, 2/10/2043	10,370	10,368
3.25%, 11/15/2049	1,700	1,161
5.70%, 2/10/2053	1,310	1,294
3.10%, 2/15/2060	700	432
KLA Corp. 3.30%, 3/1/2050	783	580
Marvell Technology, Inc. 2.95%, 4/15/2031	2,080	1,743
NXP BV (China)
5.00%, 1/15/2033	1,500	1,438

JPMorgan Core Plus Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2023 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Semiconductors & Semiconductor Equipment — continued
3.25%, 5/11/2041	3,795	2,687
ON Semiconductor Corp. 3.88%, 9/1/2028 (a)	6,872	6,206
QUALCOMM, Inc. 4.50%, 5/20/2052	1,730	1,539
Texas Instruments, Inc.
3.88%, 3/15/2039	1,620	1,430
4.15%, 5/15/2048	300	266
5.05%, 5/18/2063	3,798	3,714
TSMC Arizona Corp. (Taiwan) 2.50%, 10/25/2031	10,170	8,548
		63,769
Software — 0.4%
Black Knight InfoServ LLC 3.63%, 9/1/2028 (a)	5,125	4,587
Clarivate Science Holdings Corp. 3.88%, 7/1/2028 (a)	5,369	4,744
Microsoft Corp. 2.92%, 3/17/2052	2,029	1,502
NCR Corp.
5.75%, 9/1/2027 (a)	2,000	1,989
5.00%, 10/1/2028 (a)	1,743	1,532
5.13%, 4/15/2029 (a)	3,534	3,091
6.13%, 9/1/2029 (a)	6,529	6,476
Oracle Corp.
2.50%, 4/1/2025	2,750	2,622
2.30%, 3/25/2028	5,945	5,260
4.90%, 2/6/2033	6,135	5,926
4.30%, 7/8/2034	567	511
3.90%, 5/15/2035	1,545	1,323
3.85%, 7/15/2036	1,756	1,462
3.80%, 11/15/2037	7,875	6,398
3.65%, 3/25/2041	3,450	2,604
4.13%, 5/15/2045	5,300	4,087
3.95%, 3/25/2051	1,460	1,071
5.55%, 2/6/2053	3,700	3,455
Roper Technologies, Inc. 1.75%, 2/15/2031	1,200	949
SS&C Technologies, Inc. 5.50%, 9/30/2027 (a)	3,140	2,997
VMware, Inc. 4.65%, 5/15/2027	3,130	3,070
Workday, Inc. 3.70%, 4/1/2029	5,649	5,255
		70,911
Specialized REITs — 0.1%
American Tower Corp.
1.45%, 9/15/2026	1,445	1,279
3.10%, 6/15/2050	115	74
Iron Mountain, Inc.
4.88%, 9/15/2027 (a)	3,305	3,093
5.25%, 3/15/2028 (a)	990	926
4.88%, 9/15/2029 (a)	1,500	1,338
5.25%, 7/15/2030 (a)	2,590	2,320
4.50%, 2/15/2031 (a)	1,364	1,161
Life Storage LP 2.20%, 10/15/2030	1,470	1,185

JPMorgan Core Plus Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2023 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Specialized REITs — continued
Public Storage 1.50%, 11/9/2026	2,734	2,462
SBA Communications Corp. 3.13%, 2/1/2029	7,407	6,239
		20,077
Specialty Retail — 0.5%
Asbury Automotive Group, Inc.
4.50%, 3/1/2028	3,700	3,375
4.75%, 3/1/2030	1,235	1,082
Bath & Body Works, Inc.
5.25%, 2/1/2028	769	732
7.50%, 6/15/2029	8,689	8,784
6.88%, 11/1/2035	1,805	1,635
6.75%, 7/1/2036	2,235	1,995
Gap, Inc. (The) 3.63%, 10/1/2029 (a)	5,590	3,932
Group 1 Automotive, Inc. 4.00%, 8/15/2028 (a)	4,965	4,348
Home Depot, Inc. (The)
1.88%, 9/15/2031	6,090	4,971
4.95%, 9/15/2052	1,992	1,932
3.50%, 9/15/2056	5,200	3,920
Lithia Motors, Inc.
4.63%, 12/15/2027 (a)	405	375
3.88%, 6/1/2029 (a)	3,095	2,666
4.38%, 1/15/2031 (a)	1,660	1,417
Lowe's Cos., Inc.
4.25%, 4/1/2052	4,680	3,744
5.63%, 4/15/2053	7,610	7,430
O'Reilly Automotive, Inc.
3.60%, 9/1/2027	185	177
1.75%, 3/15/2031	1,145	913
Penske Automotive Group, Inc. 3.75%, 6/15/2029	5,210	4,463
PetSmart, Inc. 4.75%, 2/15/2028 (a)	9,827	9,092
Sonic Automotive, Inc. 4.63%, 11/15/2029 (a)	3,040	2,515
SRS Distribution, Inc. 4.63%, 7/1/2028 (a)	4,720	4,165
Staples, Inc.
7.50%, 4/15/2026 (a)	6,410	5,269
10.75%, 4/15/2027 (a)	5,981	3,667
Valvoline, Inc. 4.25%, 2/15/2030 (a)	2,990	2,934
		85,533
Technology Hardware, Storage & Peripherals — 0.2%
Apple, Inc.
3.45%, 2/9/2045	2,831	2,379
3.75%, 9/12/2047	6,500	5,556
3.75%, 11/13/2047	1,000	857
2.65%, 2/8/2051	4,000	2,735
4.85%, 5/10/2053	8,380	8,431
2.85%, 8/5/2061	10,955	7,330
Dell International LLC 4.90%, 10/1/2026	1,630	1,619

JPMorgan Core Plus Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2023 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Technology Hardware, Storage & Peripherals — continued
Seagate HDD Cayman
4.09%, 6/1/2029	3,300	2,852
3.13%, 7/15/2029	2,205	1,688
8.25%, 12/15/2029 (a)	1,672	1,710
4.13%, 1/15/2031	3,651	2,975
8.50%, 7/15/2031 (a)	418	428
9.63%, 12/1/2032 (a)	785	857
		39,417
Textiles, Apparel & Luxury Goods — 0.0% ^
Hanesbrands, Inc. 4.88%, 5/15/2026 (a)	1,908	1,777
William Carter Co. (The) 5.63%, 3/15/2027 (a)	3,880	3,788
		5,565
Tobacco — 0.5%
Altria Group, Inc.
2.45%, 2/4/2032	4,000	3,132
3.40%, 2/4/2041	9,825	6,733
3.88%, 9/16/2046	5,585	3,872
BAT Capital Corp. (United Kingdom)
3.56%, 8/15/2027	7,332	6,741
2.26%, 3/25/2028	275	236
4.39%, 8/15/2037	28,229	22,326
4.54%, 8/15/2047	4,200	3,010
Imperial Brands Finance plc (United Kingdom) 6.13%, 7/27/2027 (a)	11,900	12,103
Philip Morris International, Inc.
5.38%, 2/15/2033	9,650	9,586
4.38%, 11/15/2041	23,668	19,855
4.13%, 3/4/2043	5,000	3,966
		91,560
Trading Companies & Distributors — 0.3%
Air Lease Corp.
2.30%, 2/1/2025	1,000	943
3.25%, 3/1/2025	242	230
3.38%, 7/1/2025	3,860	3,661
2.88%, 1/15/2026	2,617	2,433
1.88%, 8/15/2026	2,345	2,072
5.85%, 12/15/2027	1,825	1,824
3.25%, 10/1/2029	1,020	872
Aviation Capital Group LLC
5.50%, 12/15/2024 (a)	562	551
4.13%, 8/1/2025 (a)	1,950	1,835
4.88%, 10/1/2025 (a)	4,200	4,038
BOC Aviation Ltd. (China) 3.50%, 10/10/2024 (a)	370	359
Herc Holdings, Inc. 5.50%, 7/15/2027 (a)	4,870	4,624
Imola Merger Corp. 4.75%, 5/15/2029 (a)	8,116	6,982
United Rentals North America, Inc.
4.88%, 1/15/2028	5,474	5,222

JPMorgan Core Plus Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2023 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Trading Companies & Distributors — continued
4.00%, 7/15/2030	6,000	5,251
3.88%, 2/15/2031	1,308	1,122
WESCO Distribution, Inc.
7.13%, 6/15/2025 (a)	6,595	6,643
7.25%, 6/15/2028 (a)	2,300	2,351
WW Grainger, Inc. 4.60%, 6/15/2045	520	484
		51,497
Transportation Infrastructure — 0.0% ^
Sydney Airport Finance Co. Pty. Ltd. (Australia) 3.38%, 4/30/2025 (a)	1,300	1,253
Transurban Finance Co. Pty. Ltd. (Australia) 2.45%, 3/16/2031 (a)	635	521
		1,774
Water Utilities — 0.0% ^
American Water Capital Corp.
3.85%, 3/1/2024	680	670
3.45%, 6/1/2029	620	576
		1,246
Wireless Telecommunication Services — 0.2%
America Movil SAB de CV (Mexico) 4.38%, 4/22/2049	439	378
Empresa Nacional de Telecomunicaciones SA (Chile) 3.05%, 9/14/2032 (a)	2,001	1,574
Hughes Satellite Systems Corp. 6.63%, 8/1/2026	4,628	4,274
Sprint LLC 7.63%, 3/1/2026	11,169	11,677
T-Mobile USA, Inc. 3.38%, 4/15/2029	15,230	13,784
		31,687
Total Corporate Bonds (Cost $5,557,277)		4,939,622
U.S. Treasury Obligations — 17.6%
U.S. Treasury Bonds
4.50%, 8/15/2039	41,354	44,879
1.13%, 5/15/2040	99,128	64,422
4.38%, 5/15/2040	511	545
1.13%, 8/15/2040	112,399	72,405
1.38%, 11/15/2040	54,616	36,616
4.75%, 2/15/2041	86,045	95,812
2.25%, 5/15/2041	138,860	107,389
4.38%, 5/15/2041	48,988	52,001
2.75%, 11/15/2042	99,195	82,030
4.00%, 11/15/2042	95,770	95,830
3.88%, 5/15/2043	840	825
3.63%, 8/15/2043	12,177	11,522
3.75%, 11/15/2043	65,822	63,395
2.50%, 2/15/2045	68,997	53,580
3.00%, 5/15/2045	11,709	9,928
2.88%, 8/15/2045	62,859	52,087
3.38%, 11/15/2048	170,511	154,486
2.38%, 11/15/2049	196,111	146,417

JPMorgan Core Plus Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2023 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
U.S. Treasury Obligations — continued
2.00%, 2/15/2050	92,276	63,162
1.88%, 2/15/2051	31,143	20,571
2.38%, 5/15/2051	224,666	166,946
2.25%, 2/15/2052	121,314	87,498
4.00%, 11/15/2052	8,570	8,810
3.63%, 2/15/2053	19,149	18,392
U.S. Treasury Inflation Indexed Bonds 3.63%, 4/15/2028	1,000	2,030
U.S. Treasury Notes
2.00%, 8/15/2025 (l)	11,953	11,375
1.63%, 5/15/2026	10,909	10,174
1.13%, 10/31/2026 (l)	227,398	206,870
0.50%, 5/31/2027	69,302	60,639
0.50%, 8/31/2027	188,890	164,135
1.25%, 9/30/2028	292,742	257,053
1.38%, 11/15/2031	92,789	77,580
1.88%, 2/15/2032	105,839	91,981
2.75%, 8/15/2032	162,549	151,151
4.13%, 11/15/2032	119,701	124,134
U.S. Treasury STRIPS Bonds
2.26%, 8/15/2023 (m)	15	15
2.55%, 5/15/2032 (m)	98,914	70,885
1.81%, 8/15/2032 (m)	26,503	18,797
2.13%, 5/15/2033 (m)	151,898	104,389
4.71%, 11/15/2033 (m)	31,069	20,907
4.06%, 8/15/2039 (m)	36,140	18,879
3.09%, 8/15/2040 (m)	38,198	18,982
3.03%, 8/15/2041 (m)	133,282	63,190
3.87%, 2/15/2042 (m)	10,721	4,958
3.47%, 5/15/2042 (m)	19,049	8,696
3.61%, 11/15/2042 (m)	7,855	3,503
2.30%, 11/15/2043 (m)	25,730	11,048
Total U.S. Treasury Obligations (Cost $3,510,465)		3,010,919
Mortgage-Backed Securities — 17.0%
FHLMC
Pool # 1G1861, ARM, 4.54%, 3/1/2036 (i)	22	22
Pool # 1J1380, ARM, 5.28%, 3/1/2036 (i)	10	10
Pool # 1J1393, ARM, 3.82%, 10/1/2036 (i)	23	23
Pool # 1Q0476, ARM, 4.04%, 10/1/2037 (i)	59	58
FHLMC Gold Pools, 15 Year
Pool # G13385, 5.50%, 11/1/2023	—	—
Pool # G13603, 5.50%, 2/1/2024	—	—
Pool # G13805, 5.50%, 12/1/2024	—	—
Pool # G14252, 5.50%, 12/1/2024	—	—
Pool # J14494, 4.00%, 2/1/2026	148	146
FHLMC Gold Pools, 20 Year
Pool # C91025, 7.00%, 1/1/2027	26	26

JPMorgan Core Plus Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2023 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Mortgage-Backed Securities — continued
Pool # G30591, 6.00%, 2/1/2028	172	174
Pool # D98914, 4.00%, 1/1/2032	1,594	1,567
Pool # G31099, 4.00%, 1/1/2038	7,166	7,035
FHLMC Gold Pools, 30 Year
Pool # C80091, 6.50%, 1/1/2024	1	2
Pool # C80161, 7.50%, 6/1/2024	—	—
Pool # G00271, 7.00%, 9/1/2024	1	1
Pool # G00278, 7.00%, 11/1/2024	1	1
Pool # C00496, 7.50%, 2/1/2027	—	—
Pool # D81734, 7.00%, 8/1/2027	6	6
Pool # G00747, 8.00%, 8/1/2027	12	12
Pool # D86005, 7.00%, 2/1/2028	2	2
Pool # G02210, 7.00%, 12/1/2028	21	22
Pool # C21930, 6.00%, 2/1/2029	5	5
Pool # C00785, 6.50%, 6/1/2029	6	6
Pool # A27201, 6.50%, 3/1/2032	37	38
Pool # A13067, 4.00%, 9/1/2033	18	17
Pool # G60154, 5.00%, 2/1/2034	6,622	6,690
Pool # G60214, 5.00%, 7/1/2035	6,484	6,551
Pool # C02641, 7.00%, 10/1/2036	14	15
Pool # C02660, 6.50%, 11/1/2036	35	37
Pool # G06172, 5.50%, 12/1/2038	700	721
Pool # G06576, 5.00%, 9/1/2040	3,176	3,209
Pool # A96733, 4.50%, 2/1/2041	5,790	5,764
Pool # G06493, 4.50%, 5/1/2041	263	261
Pool # G61864, 5.50%, 6/1/2041	2,845	2,938
Pool # Q05956, 4.50%, 2/1/2042	797	793
Pool # Q11285, 3.50%, 9/1/2042	2,279	2,155
Pool # Q12174, 3.50%, 10/1/2042	2,581	2,439
Pool # G07239, 3.00%, 12/1/2042	2,624	2,391
Pool # Q13796, 3.50%, 12/1/2042	3,810	3,602
Pool # Q15767, 3.00%, 2/1/2043	2,164	1,972
Pool # Q33869, 4.00%, 6/1/2045	1,910	1,819
Pool # G61462, 4.00%, 7/1/2045	9,373	9,075
Pool # Q37784, 3.50%, 12/1/2045	1,811	1,693
Pool # Q39092, 4.00%, 2/1/2046	2,305	2,220
Pool # Q39412, 3.50%, 3/1/2046	708	661
Pool # Q40797, 3.50%, 5/1/2046	3,325	3,103
Pool # Q40922, 3.50%, 6/1/2046	1,047	977
Pool # Q41602, 3.50%, 7/1/2046	610	569
Pool # Q42079, 3.50%, 7/1/2046	569	530
Pool # Q42657, 3.50%, 8/1/2046	4,913	4,585
Pool # Q42656, 4.00%, 8/1/2046	465	445
Pool # Q43241, 3.50%, 9/1/2046	4,202	3,919
Pool # Q43237, 4.00%, 9/1/2046	901	863
Pool # G61565, 4.50%, 4/1/2048	14,397	14,232
Pool # Z40179, 4.00%, 7/1/2048	5,729	5,485

JPMorgan Core Plus Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2023 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Mortgage-Backed Securities — continued
FHLMC Gold Pools, Other
Pool # G20027, 10.00%, 10/1/2030	1	1
Pool # B90491, 7.50%, 1/1/2032	87	90
Pool # U89009, 3.50%, 9/1/2032	294	282
Pool # WN1179, 3.85%, 9/1/2032	17,400	16,514
Pool # U80074, 3.50%, 10/1/2032	999	962
Pool # WA3237, 3.55%, 11/1/2032	15,169	14,124
Pool # WN1167, 4.17%, 10/1/2034	20,000	19,283
Pool # G20028, 7.50%, 12/1/2036	113	116
Pool # U90690, 3.50%, 6/1/2042	998	936
Pool # U90975, 4.00%, 6/1/2042	236	228
Pool # U90230, 4.50%, 9/1/2042	901	892
Pool # U90281, 4.00%, 10/1/2042	533	518
Pool # U92021, 5.00%, 9/1/2043	862	862
Pool # U99076, 4.50%, 12/1/2043	2,373	2,363
Pool # U99084, 4.50%, 2/1/2044	1,779	1,772
Pool # U92996, 3.50%, 6/1/2045	195	183
Pool # U93026, 3.50%, 7/1/2045	506	475
Pool # U99134, 4.00%, 1/1/2046	2,621	2,525
Pool # U93155, 3.50%, 5/1/2046	565	531
Pool # U93158, 3.50%, 6/1/2046	327	307
Pool # U93167, 3.50%, 7/1/2046	555	520
Pool # U93172, 3.50%, 7/1/2046	843	793
FHLMC UMBS, 30 Year
Pool # RA2008, 4.00%, 1/1/2050	8,186	7,819
Pool # RA6459, 2.50%, 12/1/2051	14,298	12,240
Pool # QD4350, 3.00%, 1/1/2052 (k)	25,187	22,385
Pool # SD2301, 3.50%, 3/1/2052	25,891	23,813
Pool # RA7192, 3.50%, 4/1/2052	24,348	22,387
Pool # SD1293, 4.50%, 7/1/2052	22,395	21,740
Pool # SD1303, 4.50%, 7/1/2052	13,522	13,113
Pool # QE8091, 4.00%, 8/1/2052	32,934	31,157
Pool # SD1794, 4.50%, 8/1/2052	18,513	17,978
Pool # QF3378, 5.00%, 11/1/2052	13,564	13,453
Pool # QF3433, 5.00%, 11/1/2052	17,342	17,201
Pool # QF5369, 5.00%, 12/1/2052	17,892	17,747
Pool # RA8766, 5.00%, 3/1/2053	40,691	40,081
FNMA
Pool # 766610, ARM, 3.93%, 1/1/2034 (i)	10	10
Pool # 823660, ARM, 5.14%, 5/1/2035 (i)	52	51
Pool # 910181, ARM, 4.21%, 3/1/2037 (i)	19	19
Pool # 888304, ARM, 3.81%, 4/1/2037 (i)	1	1
Pool # 888750, ARM, 4.55%, 4/1/2037 (i)	25	25
Pool # 948208, ARM, 5.55%, 7/1/2037 (i)	17	17
FNMA UMBS, 15 Year
Pool # 890231, 5.00%, 7/1/2025	28	28
Pool # CA4723, 3.50%, 11/1/2034	5,559	5,362

JPMorgan Core Plus Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2023 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Mortgage-Backed Securities — continued
FNMA UMBS, 20 Year
Pool # MA0602, 3.50%, 12/1/2030	96	93
Pool # BM3254, 4.00%, 1/1/2038	5,726	5,629
Pool # BM3566, 4.00%, 2/1/2038	5,987	5,871
Pool # CA1234, 4.00%, 2/1/2038	2,142	2,100
Pool # CA1238, 4.00%, 2/1/2038	2,212	2,175
Pool # FS0795, 3.00%, 1/1/2042	13,623	12,383
FNMA UMBS, 30 Year
Pool # 250228, 9.00%, 4/1/2025	—	—
Pool # 328066, 8.50%, 10/1/2025	—	—
Pool # 313692, 8.50%, 12/1/2025	—	—
Pool # 250854, 7.50%, 3/1/2027	—	—
Pool # 251569, 7.00%, 3/1/2028	—	—
Pool # 420165, 6.50%, 4/1/2028	17	18
Pool # 455598, 5.50%, 12/1/2028	6	6
Pool # 252570, 6.50%, 7/1/2029	7	8
Pool # 517679, 6.50%, 7/1/2029	25	26
Pool # 323866, 6.50%, 8/1/2029	7	7
Pool # 995656, 7.00%, 6/1/2033	79	83
Pool # AL6168, 5.00%, 9/1/2033	3,046	3,073
Pool # 725229, 6.00%, 3/1/2034	526	544
Pool # AA0918, 5.50%, 9/1/2034	95	97
Pool # 735503, 6.00%, 4/1/2035	52	54
Pool # 745948, 6.50%, 10/1/2036	7	8
Pool # AL0379, 8.00%, 12/1/2036	541	566
Pool # 995149, 6.50%, 10/1/2038	24	25
Pool # 995504, 7.50%, 11/1/2038	32	34
Pool # AC3237, 5.00%, 10/1/2039	302	304
Pool # AC4467, 4.50%, 12/1/2039	573	570
Pool # AE1526, 4.50%, 9/1/2040	860	855
Pool # AE3095, 4.50%, 9/1/2040	602	599
Pool # AE0681, 4.50%, 12/1/2040	2,426	2,413
Pool # AL0038, 5.00%, 2/1/2041	2,350	2,372
Pool # AX5292, 5.00%, 1/1/2042	11,218	11,320
Pool # BM1065, 5.50%, 2/1/2042	4,196	4,327
Pool # AL2059, 4.00%, 6/1/2042	8,393	8,197
Pool # AB7575, 3.00%, 1/1/2043	1,825	1,661
Pool # AR6380, 3.00%, 2/1/2043	2,579	2,347
Pool # 890564, 3.00%, 6/1/2043	3,370	3,067
Pool # AT5907, 4.00%, 6/1/2043	5,027	4,896
Pool # AS0214, 3.50%, 8/1/2043	5,681	5,359
Pool # AL6848, 5.00%, 6/1/2044	926	934
Pool # BA2343, 4.00%, 9/1/2045	2,268	2,180
Pool # BA1210, 3.50%, 5/1/2046	776	723
Pool # BA7485, 3.50%, 6/1/2046	557	518
Pool # BC2969, 3.50%, 6/1/2046	442	412
Pool # BD1371, 3.50%, 6/1/2046	425	396
Pool # BA7492, 4.00%, 6/1/2046	631	605

JPMorgan Core Plus Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2023 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Mortgage-Backed Securities — continued
Pool # BC9368, 4.00%, 6/1/2046	2,584	2,481
Pool # BD1372, 4.00%, 6/1/2046	1,159	1,111
Pool # BD2956, 3.50%, 7/1/2046	4,781	4,452
Pool # BD5456, 3.50%, 8/1/2046	1,712	1,595
Pool # BM1169, 4.00%, 9/1/2046	8,830	8,591
Pool # BE0280, 3.50%, 10/1/2046	1,540	1,436
Pool # AS8335, 4.50%, 11/1/2046	4,303	4,246
Pool # BM1906, 4.00%, 5/1/2047	5,645	5,500
Pool # AS9811, 5.00%, 6/1/2047	1,732	1,735
Pool # BH7565, 4.00%, 8/1/2047	9,567	9,145
Pool # BM3500, 4.00%, 9/1/2047	4,311	4,196
Pool # CA0346, 4.50%, 9/1/2047	6,059	5,974
Pool # BH6687, 4.00%, 11/1/2047	1,051	1,005
Pool # BM3044, 4.00%, 11/1/2047	3,623	3,478
Pool # BE8347, 4.00%, 12/1/2047	713	682
Pool # BJ5254, 4.00%, 12/1/2047	4,144	3,961
Pool # BM3499, 4.00%, 12/1/2047	37,235	35,591
Pool # BH6689, 4.00%, 1/1/2048	841	804
Pool # BJ7311, 4.00%, 1/1/2048	17,346	16,586
Pool # BJ8238, 4.00%, 1/1/2048	6,204	5,932
Pool # BJ8265, 4.00%, 1/1/2048	3,816	3,647
Pool # BK1008, 4.00%, 1/1/2048	1,521	1,455
Pool # BJ4617, 4.00%, 2/1/2048	3,869	3,770
Pool # BJ5772, 4.00%, 2/1/2048	4,534	4,315
Pool # BK1581, 4.00%, 2/1/2048	754	721
Pool # FM0035, 3.50%, 3/1/2048	6,231	5,794
Pool # BJ5803, 4.00%, 3/1/2048	3,142	2,990
Pool # BK1963, 4.00%, 3/1/2048	2,506	2,442
Pool # BM3665, 4.00%, 3/1/2048	14,975	14,443
Pool # BJ5789, 4.50%, 3/1/2048	933	910
Pool # BE2789, 4.00%, 4/1/2048	1,144	1,089
Pool # CA1710, 4.50%, 5/1/2048	3,018	2,968
Pool # BK5943, 5.00%, 6/1/2048	690	697
Pool # BK4130, 4.50%, 7/1/2048	143	141
Pool # BK6562, 4.50%, 7/1/2048	1,321	1,300
Pool # BK6589, 4.50%, 7/1/2048	1,236	1,210
Pool # BN0133, 4.00%, 8/1/2048	1,764	1,686
Pool # BK9292, 5.00%, 8/1/2048	2,566	2,592
Pool # CA4662, 3.50%, 9/1/2048	5,731	5,347
Pool # BN1312, 4.00%, 9/1/2048	7,065	6,753
Pool # 890863, 5.00%, 9/1/2048	15,101	15,599
Pool # BN0234, 5.00%, 9/1/2048	1,690	1,706
Pool # MA3496, 4.50%, 10/1/2048	1,954	1,924
Pool # BN0861, 5.00%, 10/1/2048	1,227	1,242
Pool # BK9556, 4.00%, 12/1/2048	2,749	2,619
Pool # BK1176, 5.00%, 1/1/2049	1,406	1,404
Pool # BK8748, 4.50%, 5/1/2049	5,316	5,206
Pool # BO2428, 3.50%, 7/1/2049	3,098	2,874

JPMorgan Core Plus Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2023 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Mortgage-Backed Securities — continued
Pool # BO0592, 4.00%, 7/1/2049	574	547
Pool # CA5702, 2.50%, 5/1/2050	26,026	22,470
Pool # BP6439, 2.50%, 7/1/2050	45,916	39,422
Pool # CA6361, 2.50%, 7/1/2050	25,068	21,720
Pool # CB1901, 2.50%, 10/1/2051	22,221	19,312
Pool # CB2411, 2.50%, 12/1/2051	18,126	15,519
Pool # CB2637, 2.50%, 1/1/2052	30,605	26,250
Pool # FS0196, 2.50%, 1/1/2052	32,479	27,814
Pool # CB2670, 3.00%, 1/1/2052	27,753	24,648
Pool # FS0957, 3.00%, 3/1/2052	28,127	24,972
Pool # FS1954, 3.00%, 3/1/2052	29,800	26,971
Pool # FS1255, 4.00%, 4/1/2052	10,450	10,044
Pool # CB3608, 3.50%, 5/1/2052	93,643	86,103
Pool # FS2588, 4.50%, 8/1/2052	49,848	48,407
Pool # FS3536, 4.50%, 8/1/2052	23,329	22,613
Pool # FS3829, 4.50%, 9/1/2052	6,164	5,986
Pool # CB4628, 5.00%, 9/1/2052	40,499	39,893
Pool # BX0098, 5.00%, 10/1/2052	13,969	13,855
Pool # FS3428, 4.00%, 12/1/2052	27,587	26,156
Pool # CB5907, 5.50%, 3/1/2053	20,038	20,149
Pool # CB6314, 5.00%, 5/1/2053	17,854	17,618
FNMA, 30 Year Pool # CA2171, 4.00%, 8/1/2048	11,847	11,260
FNMA, Other
Pool # AN1302, 2.93%, 1/1/2025	3,818	3,683
Pool # AM8702, 2.73%, 4/1/2025	18,325	17,592
Pool # AM8674, 2.81%, 4/1/2025	18,640	17,921
Pool # AM8691, 2.64%, 6/1/2025	18,777	17,969
Pool # AM9942, 3.09%, 10/1/2025	11,000	10,573
Pool # AN0707, 3.13%, 2/1/2026	8,114	7,796
Pool # AN1222, 2.78%, 4/1/2026	7,000	6,652
Pool # AN1413, 2.49%, 5/1/2026	9,284	8,743
Pool # AN1503, 2.62%, 5/1/2026	5,238	4,957
Pool # AN1221, 2.81%, 5/1/2026	4,000	3,802
Pool # AN1497, 2.61%, 6/1/2026	10,122	9,554
Pool # AN2689, 2.20%, 10/1/2026	5,941	5,522
Pool # AN4000, 3.00%, 12/1/2026	2,210	2,104
Pool # AL6937, 3.80%, 12/1/2026 (i)	2,127	2,077
Pool # AN4917, 3.13%, 3/1/2027	13,430	12,763
Pool # BL3525, 2.60%, 9/1/2027	11,060	10,265
Pool # BL0497, 3.84%, 10/1/2027	4,662	4,540
Pool # AN1449, 2.97%, 4/1/2028	6,264	5,874
Pool # AN2005, 2.73%, 7/1/2028	10,070	9,293
Pool # 387807, 3.55%, 8/1/2028	11,451	11,009
Pool # AN3685, 2.69%, 12/1/2028	15,076	13,824
Pool # AN4004, 3.27%, 12/1/2028	8,564	8,108
Pool # BL1040, 3.81%, 12/1/2028	16,000	15,543
Pool # BL0907, 3.88%, 12/1/2028	290	283
Pool # AN4154, 3.17%, 1/1/2029	16,836	15,811

JPMorgan Core Plus Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2023 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Mortgage-Backed Securities — continued
Pool # AN4349, 3.35%, 1/1/2029	8,560	8,093
Pool # AN4344, 3.37%, 1/1/2029	16,204	15,422
Pool # AN1872, 2.90%, 5/1/2029	3,543	3,275
Pool # AN5677, 3.25%, 6/1/2029	9,192	8,670
Pool # BL3509, 2.66%, 8/1/2029	22,452	20,428
Pool # BL3491, 2.84%, 8/1/2029	15,900	14,447
Pool # BS5424, 3.42%, 5/1/2030	13,265	12,537
Pool # 387883, 3.78%, 8/1/2030	16,369	15,768
Pool # AN9293, 3.71%, 9/1/2030	25,065	23,931
Pool # BS5171, 2.51%, 10/1/2030	25,195	22,135
Pool # AN1676, 2.99%, 5/1/2031	3,532	3,236
Pool # AN1953, 3.01%, 6/1/2031	1,790	1,645
Pool # AN2308, 2.87%, 8/1/2031	8,148	7,442
Pool # AN2625, 2.50%, 10/1/2031	11,551	10,165
Pool # BL3368, 2.84%, 11/1/2031	4,475	3,965
Pool # BS4654, 2.39%, 3/1/2032	7,925	6,808
Pool # BL6367, 1.82%, 4/1/2032	35,943	29,600
Pool # BL6302, 2.07%, 5/1/2032	15,158	12,489
Pool # BS5332, 3.09%, 5/1/2032	6,250	5,634
Pool # BS5452, 3.09%, 5/1/2032	23,719	21,341
Pool # BS5500, 3.13%, 5/1/2032	11,500	10,400
Pool # BS5440, 3.26%, 5/1/2032	14,695	13,428
Pool # AO7654, 3.50%, 5/1/2032	1,030	990
Pool # AO5230, 3.50%, 6/1/2032	639	614
Pool # AO7057, 3.50%, 6/1/2032	472	453
Pool # AO7746, 3.50%, 6/1/2032	104	100
Pool # AO8038, 3.50%, 7/1/2032	1,008	969
Pool # AP0645, 3.50%, 7/1/2032	1,565	1,504
Pool # AP0682, 3.50%, 7/1/2032	1,254	1,206
Pool # AP1314, 3.50%, 8/1/2032	1,488	1,430
Pool # AQ1534, 3.50%, 10/1/2032	444	427
Pool # AQ1607, 3.50%, 11/1/2032	332	319
Pool # BS7320, 4.88%, 12/1/2032	8,000	8,218
Pool # 650236, 5.00%, 12/1/2032	9	9
Pool # BS7496, 4.33%, 1/1/2033	25,000	24,717
Pool # BS7484, 4.56%, 1/1/2033	49,647	49,939
Pool # BS7843, 3.90%, 2/1/2033	19,130	18,292
Pool # BS7850, 4.21%, 2/1/2033	32,000	31,348
Pool # BS7675, 4.42%, 2/1/2033	13,116	13,067
Pool # AR7961, 3.50%, 3/1/2033	409	393
Pool # BS1636, 2.25%, 4/1/2033	43,500	36,109
Pool # BS8141, 4.48%, 4/1/2033	15,249	15,265
Pool # BS8546, 4.37%, 5/1/2033	16,650	16,524
Pool # BL3453, 3.16%, 8/1/2033	14,690	13,083
Pool # BS3020, 1.96%, 9/1/2033	8,500	6,740
Pool # BS4824, 2.50%, 2/1/2034	25,370	21,152
Pool # BS5184, 2.67%, 4/1/2034	20,000	16,838
Pool # BS6427, 3.75%, 9/1/2034	13,307	12,372

JPMorgan Core Plus Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2023 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Mortgage-Backed Securities — continued
Pool # 868763, 6.50%, 4/1/2036	5	5
Pool # 886320, 6.50%, 7/1/2036	14	14
Pool # BS2829, 2.14%, 8/1/2036	12,661	9,987
Pool # AO6757, 4.00%, 6/1/2042	1,644	1,586
Pool # MA1125, 4.00%, 7/1/2042	1,044	1,007
Pool # MA1213, 3.50%, 10/1/2042	4,658	4,364
Pool # MA1283, 3.50%, 12/1/2042	714	669
Pool # MA1328, 3.50%, 1/1/2043	2,477	2,320
Pool # MA1404, 3.50%, 4/1/2043	1,335	1,251
Pool # MA1462, 3.50%, 6/1/2043	683	642
Pool # MA1463, 3.50%, 6/1/2043	1,898	1,780
Pool # MA1510, 4.00%, 7/1/2043	1,475	1,423
Pool # MA1546, 3.50%, 8/1/2043	3,008	2,821
Pool # AU8840, 4.50%, 11/1/2043	961	949
Pool # AV2613, 4.50%, 11/1/2043	1,870	1,846
Pool # MA1711, 4.50%, 12/1/2043	1,432	1,414
Pool # AL6167, 3.50%, 1/1/2044	10,497	9,833
Pool # MA2346, 3.50%, 6/1/2045	292	274
Pool # MA2462, 4.00%, 11/1/2045	2,391	2,301
Pool # MA2482, 4.00%, 12/1/2045	2,727	2,624
Pool # MA2519, 4.00%, 1/1/2046	2,414	2,323
Pool # BC0784, 3.50%, 4/1/2046	430	404
Pool # MA2593, 4.00%, 4/1/2046	6,064	5,834
Pool # MA2631, 4.00%, 5/1/2046	6,319	6,080
Pool # MA2658, 3.50%, 6/1/2046	2,286	2,146
Pool # MA2690, 3.50%, 7/1/2046	4,297	4,034
Pool # BF0090, 3.50%, 5/1/2056	22,101	20,455
Pool # BF0131, 3.50%, 8/1/2056	29,358	27,146
Pool # BM6734, 4.00%, 8/1/2059	12,878	12,230
Pool # BM7075, 3.00%, 3/1/2061	13,883	12,131
Pool # BF0584, 4.50%, 12/1/2061	8,911	8,680
Pool # BF0617, 2.50%, 3/1/2062 (k)	39,665	32,741
Pool # BF0654, 3.00%, 6/1/2062	24,516	21,423
Pool # BF0655, 3.50%, 6/1/2062	19,566	17,771
Pool # BF0677, 4.00%, 9/1/2062 (k)	54,825	51,793
FNMA/FHLMC UMBS, Single Family, 30 Year
TBA, 4.00%, 6/25/2053 (k)	52,645	49,733
TBA, 4.50%, 6/25/2053 (k)	40,790	39,508
GNMA I, 15 Year Pool # 782933, 6.50%, 10/15/2023	—	—
GNMA I, 30 Year
Pool # 380930, 7.00%, 4/15/2024	—	—
Pool # 780481, 7.00%, 12/15/2026	1	1
Pool # 460982, 7.00%, 11/15/2027	1	1
Pool # 460759, 6.50%, 2/15/2028	15	15
Pool # 781118, 6.50%, 10/15/2029	16	16
Pool # 783867, 6.00%, 8/15/2036	1,738	1,830
Pool # AS4934, 4.50%, 5/15/2046	706	707
Pool # AT7538, 4.00%, 7/15/2046	3,720	3,627

JPMorgan Core Plus Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2023 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Mortgage-Backed Securities — continued
Pool # AT7652, 4.00%, 8/15/2046	2,395	2,336
Pool # BM1819, 5.00%, 4/15/2049	2,842	2,936
GNMA II
Pool # CK2783, ARM, 6.17%, 2/20/2072 (i)	35,207	36,135
Pool # CL4592, ARM, 6.05%, 3/20/2072 (i)	20,492	20,878
Pool # CK2802, ARM, 6.14%, 3/20/2072 (i)	18,575	19,043
Pool # CK2795, ARM, 6.18%, 3/20/2072 (i)	43,621	44,785
Pool # CK2792, ARM, 6.21%, 3/20/2072 (i)	27,715	28,523
Pool # CM9934, ARM, 6.22%, 3/20/2072 (i)	14,061	14,451
Pool # CM9946, ARM, 6.22%, 3/20/2072 (i)	12,111	12,445
Pool # CL8122, ARM, 6.25%, 3/20/2072 (i)	31,440	32,368
Pool # CK2804, ARM, 6.15%, 4/20/2072 (i)	32,178	33,021
Pool # BL8377, ARM, 6.21%, 4/20/2072 (i)	19,770	20,355
GNMA II, 30 Year
Pool # 2056, 7.50%, 8/20/2025	1	1
Pool # 2270, 8.00%, 8/20/2026	1	1
Pool # 2285, 8.00%, 9/20/2026	9	9
Pool # 2379, 8.00%, 2/20/2027	1	1
Pool # 2397, 8.00%, 3/20/2027	—	—
Pool # 2445, 8.00%, 6/20/2027	4	4
Pool # 2457, 7.50%, 7/20/2027	11	11
Pool # 2538, 8.00%, 1/20/2028	1	1
Pool # 2581, 8.00%, 4/20/2028	—	—
Pool # 2619, 8.00%, 7/20/2028	1	1
Pool # 2714, 6.50%, 2/20/2029	2	2
Pool # 4901, 8.00%, 9/20/2031	159	165
Pool # 5020, 7.50%, 5/20/2032	88	91
Pool # 738210, 7.00%, 6/20/2032	147	150
Pool # 738062, 6.00%, 11/20/2032	210	213
Pool # 738059, 6.00%, 10/20/2033	108	109
Pool # 738049, 6.00%, 3/20/2035	127	129
Pool # 737987, 6.00%, 4/20/2036	108	109
Pool # 737975, 6.00%, 9/20/2036	17	17
Pool # 5034, 7.00%, 8/20/2038	37	37
Pool # 4245, 6.00%, 9/20/2038	48	50
Pool # 4930, 7.00%, 10/20/2038	206	217
Pool # 4964, 7.00%, 12/20/2038	34	34
Pool # 4872, 7.00%, 1/20/2039	237	243
Pool # 5072, 6.50%, 10/20/2039	53	54
Pool # 5218, 6.50%, 10/20/2039	111	117
Pool # AS8103, 3.50%, 6/20/2046	1,473	1,387
Pool # AS8104, 3.75%, 6/20/2046	1,463	1,393
Pool # AS8105, 4.00%, 6/20/2046	964	934
Pool # AS8106, 3.50%, 7/20/2046	1,758	1,654
Pool # AS8107, 3.75%, 7/20/2046	2,372	2,258
Pool # AY0571, 4.50%, 11/20/2047	3,730	3,634
Pool # BB8791, 4.00%, 12/20/2047	3,972	3,774
Pool # BD6195, 4.00%, 1/20/2048	3,797	3,608

JPMorgan Core Plus Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2023 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Mortgage-Backed Securities — continued
Pool # BE9507, 4.50%, 3/20/2048	2,159	2,125
Pool # BG2382, 4.50%, 3/20/2048	1,776	1,735
Pool # BA7568, 4.50%, 4/20/2048	4,760	4,658
Pool # BD0512, 5.00%, 4/20/2048	2,526	2,513
Pool # BD0532, 5.00%, 6/20/2048	3,414	3,397
Pool # BG3833, 4.50%, 7/20/2048	8,304	8,127
Pool # BD0549, 5.00%, 8/20/2048	3,340	3,323
Pool # BH9109, 4.50%, 10/20/2048	4,212	4,102
Pool # BJ7085, 5.00%, 12/20/2048	2,786	2,832
Pool # BK7188, 4.50%, 2/20/2049	2,741	2,695
Pool # BK7189, 5.00%, 2/20/2049	3,003	3,026
Pool # BN2622, 4.00%, 6/20/2049	8,133	7,857
Pool # BM9677, 4.50%, 6/20/2049	5,512	5,454
Pool # BM9683, 5.00%, 6/20/2049	5,104	5,163
Pool # BJ1310, 4.50%, 7/20/2049	4,999	5,004
Pool # BO2717, 4.50%, 7/20/2049	5,974	6,020
Pool # BO3146, 4.50%, 7/20/2049	3,314	3,269
Pool # BO3147, 4.50%, 7/20/2049	3,672	3,583
Pool # BO3157, 4.50%, 7/20/2049	2,937	2,903
Pool # BO3158, 4.50%, 7/20/2049	1,992	1,967
Pool # BO3159, 4.50%, 7/20/2049	692	673
Pool # BM9690, 5.00%, 7/20/2049	1,383	1,400
Pool # BM9701, 4.50%, 8/20/2049	10,259	9,968
Pool # MA7534, 2.50%, 8/20/2051	35,019	30,633
Pool # 786362, 3.00%, 2/20/2052	11,618	10,181
Pool # CL5064, 3.50%, 3/20/2052	14,970	13,885
Pool # CL5137, 4.00%, 4/20/2052	9,719	9,282
Pool # MA8200, 4.00%, 8/20/2052	28,663	27,233
Total Mortgage-Backed Securities (Cost $3,063,687)		2,911,346
Asset-Backed Securities — 15.6%
ACC, 0.25%, 6/15/2026 ‡	24,815	21,589
ACC Trust
Series 2021-1, Class C, 2.08%, 12/20/2024 (a)	7,655	7,556
Series 2022-1, Class C, 3.24%, 10/20/2025 (a)	10,374	9,971
Series 2021-1, Class D, 5.25%, 3/22/2027 (a)	7,800	7,550
Accelerated Assets LLC Series 2018-1, Class C, 6.65%, 12/2/2033 (a)	1,412	1,367
Accelerated LLC Series 2021-1H, Class D, 3.58%, 10/20/2040 (a)	5,096	4,536
ACRE Commercial Mortgage Ltd.
Series 2021-FL4, Class B, 6.51%, 12/18/2037 (a) (i)	1,570	1,463
Series 2021-FL4, Class C, 6.86%, 12/18/2037 (a) (i)	9,000	8,711
Air Canada Pass-Through Trust (Canada)
Series 2013-1, Class A, 4.13%, 5/15/2025 (a)	3,356	3,148
Series 2017-1, Class B, 3.70%, 1/15/2026 (a)	2,238	2,093
Series 2015-1, Class A, 3.60%, 3/15/2027 (a)	2,690	2,510
Series 2015-2, Class AA, 3.75%, 12/15/2027 (a)	755	694
Series 2017-1, Class AA, 3.30%, 1/15/2030 (a)	7,245	6,400
Series 2017-1, Class A, 3.55%, 1/15/2030 (a)	925	788

JPMorgan Core Plus Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2023 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Asset-Backed Securities — continued
Amden Homes Sf Frn, 7.00%, 4/15/2026 ‡ (a)	7,070	6,894
American Airlines Pass-Through Trust
Series 2015-2, Class A, 4.00%, 9/22/2027	2,005	1,805
Series 2016-2, Class AA, 3.20%, 6/15/2028	719	645
Series 2016-3, Class AA, 3.00%, 10/15/2028	944	833
American Credit Acceptance Receivables Trust
Series 2020-2, Class C, 3.88%, 4/13/2026 (a)	296	295
Series 2022-2, Class E, 6.57%, 6/13/2028 (a)	11,200	10,379
American Homes 4 Rent Trust
Series 2014-SFR3, Class D, 5.04%, 12/17/2036 (a)	5,000	4,882
Series 2014-SFR3, Class E, 6.42%, 12/17/2036 (a)	17,745	17,550
Series 2015-SFR1, Class E, 5.64%, 4/17/2052 (a)	1,250	1,226
Series 2015-SFR2, Class D, 5.04%, 10/17/2052 (a)	2,250	2,171
Series 2015-SFR2, Class E, 6.07%, 10/17/2052 (a)	18,630	18,291
AMSR Trust
Series 2020-SFR1, Class E, 3.22%, 4/17/2037 (a)	30,000	27,892
Series 2020-SFR1, Class H, 5.30%, 4/17/2037 (a)	6,000	5,544
Series 2020-SFR2, Class G, 4.00%, 7/17/2037 (a)	5,500	5,073
Series 2020-SFR2, Class E2, 4.28%, 7/17/2037 (a)	16,035	15,180
Series 2020-SFR2, Class H, 5.25%, 7/17/2037 (a)	19,747	18,185
Series 2020-SFR3, Class F, 3.55%, 9/17/2037 (a)	12,179	11,082
Series 2020-SFR4, Class E2, 2.46%, 11/17/2037 (a)	23,000	20,575
Series 2020-SFR4, Class F, 2.86%, 11/17/2037 (a)	20,000	17,903
Series 2020-SFR5, Class H, 5.00%, 11/17/2037 (a)	2,365	2,096
Series 2021-SFR2, Class F1, 3.28%, 8/17/2038 (a)	13,000	11,152
Series 2021-SFR3, Class E2, 2.43%, 10/17/2038 (a)	6,115	5,173
Series 2019-SFR1, Class F, 3.87%, 1/19/2039 (a)	19,690	17,566
Series 2019-SFR1, Class G, 4.86%, 1/19/2039 (a)	7,875	7,097
Series 2019-SFR1, Class H, 6.04%, 1/19/2039 (a)	7,875	7,290
Series 2022-SFR1, Class F, 6.02%, 3/17/2039 (a)	12,750	11,308
Series 2023-SFR1, Class F, 4.00%, 4/17/2040 (a)	13,500	10,772
Aqua Finance Trust
Series 2017-A, Class A, 3.72%, 11/15/2035 (a)	774	764
Series 2019-A, Class B, 3.47%, 7/16/2040 (a)	17,215	15,950
Series 2020-AA, Class C, 3.97%, 7/17/2046 (a)	4,250	3,605
Series 2020-AA, Class D, 7.15%, 7/17/2046 (a)	3,840	3,279
AREIT Trust
Series 2021-CRE5, Class C, 7.36%, 11/17/2038 ‡ (a) (i)	5,000	4,686
Series 2021-CRE5, Class D, 7.76%, 11/17/2038 ‡ (a) (i)	9,000	8,401
BankBoston Home Equity Loan Trust Series 1998-1, Class A6, 6.35%, 7/25/2028	—	—
Bear Stearns Asset-Backed Securities Trust Series 2003-SD2, Class 2A, 4.07%, 6/25/2043 (i)	124	113
British Airways Pass-Through Trust (United Kingdom)
Series 2013-1, Class A, 4.63%, 6/20/2024 (a)	842	830
Series 2019-1, Class A, 3.35%, 6/15/2029 (a)	1,092	969
Series 2018-1, Class AA, 3.80%, 9/20/2031 (a)	555	508
Series 2018-1, Class A, 4.13%, 9/20/2031 (a)	1,661	1,474
Series 2019-1, Class AA, 3.30%, 12/15/2032 (a)	496	427

JPMorgan Core Plus Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2023 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Asset-Backed Securities — continued
Business Jet Securities LLC
Series 2020-1A, Class B, 3.97%, 11/15/2035 ‡ (a)	5,733	5,370
Series 2020-1A, Class C, 7.14%, 11/15/2035 ‡ (a)	3,017	2,886
Series 2021-1A, Class A, 2.16%, 4/15/2036 ‡ (a)	6,996	6,436
Series 2021-1A, Class C, 5.07%, 4/15/2036 ‡ (a)	5,016	4,608
Series 2022-1A, Class C, 6.41%, 6/15/2037 ‡ (a)	19,435	17,939
BXG Receivables Note Trust Series 2018-A, Class C, 4.44%, 2/2/2034 (a)	1,262	1,188
Caerus Uinta Abs I LLC Series 2023-1A, Class A2, 7.85%, 4/28/2040 ‡ (a)	23,880	24,319
Camden, 8.50%, 9/15/2031 ‡	11,033	10,068
Camillo Issuer LLC
Series 2016-SFR, Class 1-A-1, 5.00%, 12/5/2023 ‡	9,019	8,748
Series 2017-SFR1, Class A, 5.50%, 6/5/2027 ‡ (a)	20,237	19,377
Series 2018-SFR1, Class A, 5.25%, 6/5/2028 ‡ (a)	18,499	17,990
CarNow Auto Receivables Trust Series 2022-1A, Class E, 8.29%, 8/15/2028 (a)	12,000	11,352
Cars Net Lease Mortgage Notes Series 2020-1A, Class A3, 3.10%, 12/15/2050 (a)	5,730	4,921
CARS-DB4 LP
Series 2020-1A, Class A6, 3.81%, 2/15/2050 (a)	4,703	3,913
Series 2020-1A, Class B2, 4.52%, 2/15/2050 (a)	8,960	7,960
Series 2020-1A, Class B3, 4.95%, 2/15/2050 (a)	9,990	8,365
Carvana Auto Receivables Trust
Series 2019-2A, Class E, 5.01%, 4/15/2026 (a)	9,750	9,620
Series 2019-4A, Class E, 4.70%, 10/15/2026 (a)	5,000	4,858
Series 2022-N1, Class E, 6.01%, 12/11/2028 (a)	10,286	9,219
Cascade MH Asset Trust
Series 2019-MH1, Class B, 5.00%, 11/25/2044 ‡ (a) (i)	17,000	15,473
Series 2021-MH1, Class B1, 4.57%, 2/25/2046 (a)	2,500	2,007
Series 2021-MH1, Class B2, 5.57%, 2/25/2046 (a)	2,550	2,095
Series 2022-MH1, Class M, 4.25%, 8/25/2054 ‡ (a) (g)	15,773	12,563
Centex Home Equity Loan Trust Series 2001-B, Class A6, 6.36%, 7/25/2032	16	15
CFIN Issuer LLC
Series 2022-RTL1, Class AA, 3.25%, 2/16/2026 ‡ (a)	18,000	16,866
Series 2022-RTL1, Class AB, 5.00%, 2/16/2026 ‡ (a)	18,000	16,920
Citibank Credit Card Issuance Trust Series 2007-A3, Class A3, 6.15%, 6/15/2039	1,372	1,523
Consumer Receivables Asset Investment Trust Series 2021-1, Class A1X, 8.74%, 12/15/2024 (a) (i)	6,253	6,272
COOF Securitization Trust Ltd. Series 2014-1, Class A, 3.31%, 6/25/2040 (a) (i)	1,802	94
CoreVest American Finance Trust
Series 2020-2, Class A, 3.38%, 5/15/2052 (a)	2,119	2,023
Series 2020-2, Class B, 4.24%, 5/15/2052 (a) (i)	8,345	7,968
Credit Acceptance Auto Loan Trust
Series 2020-2A, Class C, 2.73%, 11/15/2029 (a)	4,895	4,811
Series 2021-3A, Class C, 1.63%, 9/16/2030 (a)	8,573	7,907
Series 2022-3A, Class D, 9.00%, 4/18/2033 (a)	10,000	10,030
Series 2023-1A, Class C, 7.71%, 7/15/2033 (a)	34,465	35,046
Series 2023-2A, Class C, 7.15%, 9/15/2033 (a)	22,500	22,409
Crown Castle Towers LLC, 3.66%, 5/15/2025 (a)	2,805	2,684
CWABS, Inc. Asset-Backed Certificates
Series 2004-1, Class M1, 5.89%, 3/25/2034 (i)	25	24
Series 2004-1, Class M2, 5.96%, 3/25/2034 (i)	20	20

JPMorgan Core Plus Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2023 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Asset-Backed Securities — continued
Series 2004-1, Class 3A, 5.70%, 4/25/2034 (i)	297	270
CWABS, Inc. Asset-Backed Certificates Trust Series 2004-6, Class M1, 6.04%, 10/25/2034 (i)	168	162
DataBank Issuer Series 2021-1A, Class A2, 2.06%, 2/27/2051 (a)	19,300	17,099
Delta Air Lines Pass-Through Trust
Series 2019-1, Class AA, 3.20%, 4/25/2024	6,270	6,118
Series 2015-1, Class AA, 3.63%, 7/30/2027	2,865	2,628
Diamond Resorts Owner Trust Series 2021-1A, Class D, 3.83%, 11/21/2033 (a)	4,273	3,867
Diversified Abs Phase III LLC Series 2022-1, 4.88%, 4/28/2039 ‡ (a)	37,266	33,472
Diversified Abs Phase LLC Series VI, Class A, 7.50%, 11/28/2039 ‡	21,750	21,406
Drive Auto Receivables Trust Series 2019-4, Class D, 2.70%, 2/16/2027	6,354	6,273
DT Auto Owner Trust
Series 2019-2A, Class D, 3.48%, 2/18/2025 (a)	3,367	3,358
Series 2019-4A, Class D, 2.85%, 7/15/2025 (a)	1,661	1,639
Series 2020-2A, Class C, 3.28%, 3/16/2026 (a)	2,337	2,315
Series 2020-3A, Class D, 1.84%, 6/15/2026 (a)	7,100	6,687
Series 2021-3A, Class E, 2.65%, 9/15/2028 (a)	1,475	1,303
E3 (Cayman Islands)
Series 2019-1, Class A, 3.10%, 9/20/2055 ‡ (a)	5,612	4,709
Series 2019-1, Class C, 5.00%, 9/20/2055 ‡ (a)	1,386	1,301
Elara HGV Timeshare Issuer LLC
Series 2017-A, Class A, 2.69%, 3/25/2030 (a)	4,136	4,013
Series 2019-A, Class C, 3.45%, 1/25/2034 (a)	1,369	1,263
Series 2021-A, Class D, 3.32%, 8/27/2035 (a)	2,288	2,031
Exeter Automobile Receivables Trust
Series 2018-4A, Class D, 4.35%, 9/16/2024 (a)	2,257	2,256
Series 2020-2A, Class C, 3.28%, 5/15/2025 (a)	36	36
Series 2020-2A, Class D, 4.73%, 4/15/2026 (a)	3,500	3,469
Series 2020-3A, Class D, 1.73%, 7/15/2026	9,000	8,751
Series 2019-4A, Class E, 3.56%, 10/15/2026 (a)	14,185	13,734
Series 2021-4A, Class E, 4.02%, 1/17/2028 (a)	9,500	8,623
Series 2022-2A, Class E, 6.34%, 10/15/2029 (a)	33,750	29,884
Series 2022-3A, Class E, 9.09%, 1/15/2030 (a)	34,500	32,839
Series 2022-4A, Class E, 8.23%, 3/15/2030 (a)	12,000	11,086
Series 2023-2A, Class E, 9.75%, 11/15/2030 (a)	6,137	6,102
FirstKey Homes Trust
Series 2020-SFR1, Class F1, 3.64%, 8/17/2037 (a)	3,810	3,537
Series 2020-SFR2, Class F1, 3.02%, 10/19/2037 (a)	21,830	19,822
Series 2020-SFR2, Class F2, 3.12%, 10/19/2037 (a)	19,500	17,688
Series 2021-SFR1, Class E2, 2.49%, 8/17/2038 (a)	10,000	8,473
Series 2021-SFR1, Class F1, 3.24%, 8/17/2038 (a)	10,267	8,749
Series 2022-SFR2, Class E2, 4.50%, 7/17/2039 (a)	17,022	14,845
Flagship Credit Auto Trust
Series 2019-2, Class C, 3.09%, 5/15/2025 (a)	52	52
Series 2019-2, Class D, 3.53%, 5/15/2025 (a)	9,500	9,346
Series 2019-2, Class E, 4.52%, 12/15/2026 (a)	5,000	4,731
Series 2023-2, Class C, 5.81%, 5/15/2029 (a)	6,186	6,153
Series 2022-3, Class E, 7.95%, 10/15/2029 (a)	3,500	3,208

JPMorgan Core Plus Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2023 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Asset-Backed Securities — continued
FMC GMSR Issuer Trust
Series 2021-SAT1, 3.65%, 2/25/2024 (a) (i)	52,515	49,889
Series 2020-GT1, Class A, 4.45%, 1/25/2026 (a) (i)	15,000	13,541
Series 2021-GT1, Class B, 4.36%, 7/25/2026 (a) (i)	8,000	6,321
Series 2021-GT2, Class B, 4.44%, 10/25/2026 (a) (i)	22,603	17,472
Series 2022-GT1, Class A, 6.19%, 4/25/2027 (a)	10,000	9,339
Series 2022-GT1, Class B, 7.17%, 4/25/2027 (a)	23,100	20,756
Series 2022-GT2, Class A, 7.90%, 7/25/2027 (a)	12,750	12,543
Series 2022-GT2, Class B, 10.07%, 7/25/2027 (a)	23,000	21,810
FNMA, Grantor Trust Series 2017-T1, Class A, 2.90%, 6/25/2027	98,936	92,518
Foundation Finance Trust
Series 2020-1A, Class B, 4.62%, 7/16/2040 (a)	1,700	1,607
Series 2020-1A, Class C, 5.75%, 7/16/2040 ‡ (a)	4,650	4,314
Foursight Capital Automobile Receivables Trust
Series 2021-1, Class D, 1.32%, 3/15/2027 (a)	900	846
Series 2021-2, Class D, 1.92%, 9/15/2027 (a)	850	783
Freedom Frn Series 2021-SAVF1, 4.90%, 3/22/2024 ‡ (i)	11,769	11,469
FRTKL Series 2021-SFR1, Class F, 3.17%, 9/17/2038 (a)	4,400	3,686
FTF Funding II LLC, 8.00%, 8/15/2024 ‡	10,533	7,794
GE Capital Mortgage Services, Inc. Trust Series 1999-HE1, Class A6, 6.70%, 4/25/2029 (i)	152	151
GLS Auto Receivables Issuer Trust
Series 2022-1A, Class D, 3.97%, 1/18/2028 (a)	21,175	20,096
Series 2023-2A, Class C, 5.69%, 3/15/2029 (a)	11,658	11,579
Series 2022-1A, Class E, 5.64%, 5/15/2029 (a)	14,000	13,033
Series 2022-3A, Class E, 8.35%, 10/15/2029 (a)	5,510	5,313
Goodgreen (Cayman Islands)
Series 2018-1A, Class A, 3.93%, 10/15/2053 ‡ (a) (i)	4,506	4,076
Series 2023-1A, 5.90%, 1/17/2061 ‡ (a)	24,702	23,459
Goodgreen Trust
Series 2017-1A, Class A, 3.74%, 10/15/2052 ‡ (a)	774	687
Series 2016-1A, Class B, 5.24%, 10/15/2052 ‡ (a)	567	520
Series 2017-2A, Class A, 3.26%, 10/15/2053 ‡ (a)	5,163	4,547
Harvest SBA Loan Trust Series 2021-1, Class A, 7.14%, 4/25/2048 ‡ (a) (i)	2,752	2,706
HERO Funding (Cayman Islands)
Series 2017-3A, Class A1, 3.19%, 9/20/2048 ‡ (a)	2,342	2,044
Series 2017-3A, Class A2, 3.95%, 9/20/2048 ‡ (a)	1,929	1,723
HERO Funding II (Cayman Islands) Series 2016-4B, Class B, 4.99%, 9/20/2047 ‡ (a)	956	920
HERO Funding III (Cayman Islands) Series 2017-1A, Class A, 3.50%, 9/21/2043 ‡ (a)	2,570	2,370
HERO Funding Trust
Series 2015-3A, Class A, 4.28%, 9/20/2041 ‡ (a)	1,394	1,287
Series 2016-3A, Class A1, 3.08%, 9/20/2042 ‡ (a)	616	546
Series 2017-1A, Class A2, 4.46%, 9/20/2047 ‡ (a)	2,074	1,891
Series 2017-2A, Class A2, 4.07%, 9/20/2048 ‡ (a)	2,216	1,991
HGI CRE CLO Ltd. (Cayman Islands) Series 2022-FL3, Class D, 8.63%, 4/20/2037 (a) (i)	10,972	10,543
Hilton Grand Vacations Trust
Series 2022-1D, Class D, 6.79%, 6/20/2034 (a)	4,300	4,107
Series 2022-2A, Class D, 8.73%, 1/25/2037 (a)	5,314	5,201
Series 2020-AA, Class C, 6.42%, 2/25/2039 (a)	3,650	3,591

JPMorgan Core Plus Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2023 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Asset-Backed Securities — continued
HINNT LLC
Series 2022-A, Class D, 6.50%, 5/15/2041 (a)	12,512	11,897
Series 2022-A, Class E, 8.00%, 5/15/2041 (a)	1,993	1,859
Home Partners of America Trust
Series 2019-2, Class E, 3.32%, 10/19/2039 (a)	9,293	7,855
Series 2021-3, Class E2, 3.35%, 1/17/2041 (a)	13,682	11,203
HPA, Inc., 3.95%, 4/15/2026 ‡	31,000	29,760
Jonah, 7.80%, 11/10/2037 ‡ (a)	21,284	20,952
Jonah Energy Abs I LLC Series 2022-1, Class A1, 7.20%, 12/10/2037 ‡ (a)	17,167	16,982
KGS-Alpha SBA COOF Trust
Series 2012-4, Class A, IO, 0.75%, 9/25/2037 (a) (i)	2,799	59
Series 2012-2, Class A, IO, 0.87%, 8/25/2038 (a) (i)	2,458	45
Series 2013-2, Class A, IO, 1.89%, 3/25/2039 (a) (i)	2,418	83
Lendingpoint Asset Securitization Trust
Series 2021-A, Class C, 2.75%, 12/15/2028 (a)	12,684	12,278
Series 2021-B, Class C, 3.21%, 2/15/2029 (a)	10,000	9,377
Series 2022-B, Class C, 8.45%, 10/15/2029 (a)	9,627	8,804
LendingPoint Asset Securitization Trust
Series 2020-REV1, Class C, 7.70%, 10/15/2028 (a)	6,417	6,247
Series 2020-REV1, Class D, 10.00%, 10/15/2028 ‡ (a)	7,000	6,725
Lendingpoint SPE Trust
Series 2020-VFN1, Class A1B, 9.36%, 12/15/2026 ‡ (a) (i)	6,271	6,249
Series 2020-VFN1, Class A2B1, 9.36%, 12/15/2026 ‡ (a) (i)	2,270	2,267
Lendmark Funding Trust Series 2021-1A, Class D, 5.05%, 11/20/2031 (a)	4,700	3,645
LFT CRE Ltd.
Series 2021-FL1, Class D, 7.56%, 6/15/2039 (a) (i)	14,237	13,322
Series 2021-FL1, Class E, 8.06%, 6/15/2039 (a) (i)	12,500	11,573
LL ABS Trust Series 2022-1A, Class D, 7.83%, 11/15/2029 (a)	4,890	4,484
LP LMS Asset Securitization Trust
Series 2020-1A, Class B, 5.24%, 2/10/2026 (a)	253	252
6.17%, 10/15/2028 ‡	7,398	7,223
8.35%, 10/15/2028 ‡	10,463	9,835
Series 2021-2A, Class C, 3.85%, 1/15/2029 (a)	14,000	13,011
Mariner Finance Issuance Trust
Series 2019-AA, Class D, 5.44%, 7/20/2032 (a)	8,500	7,890
Series 2021-AA, Class E, 5.40%, 3/20/2036 (a)	7,600	6,094
Series 2021-BA, Class E, 4.68%, 11/20/2036 (a)	6,150	4,772
Series 2022-AA, Class D, 9.10%, 10/20/2037 (a)	11,552	11,615
Marlette Funding Trust Series 2023-2A, Class C, 6.96%, 6/15/2033 (a)	6,625	6,603
Mercury Financial Credit Card Master Trust Series 2023-1A, Class A, 8.04%, 9/20/2027 (a)	15,833	15,816
Mid-State Capital Corp. Trust
Series 2005-1, Class A, 5.75%, 1/15/2040	44	43
Series 2005-1, Class M1, 6.11%, 1/15/2040	1,049	1,030
Series 2006-1, Class A, 5.79%, 10/15/2040 (a)	775	755
Series 2006-1, Class M1, 6.08%, 10/15/2040 (a)	940	918
Series 2006-1, Class M2, 6.74%, 10/15/2040 (a)	376	370
Morgan Stanley ABS Capital I, Inc. Trust Series 2003-SD1, Class M1, 7.39%, 3/25/2033 (i)	137	130

JPMorgan Core Plus Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2023 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Asset-Backed Securities — continued
MVW LLC
Series 2022-1A, Class D, 7.35%, 11/21/2039 (a)	8,789	8,357
Series 2023-1A, Class D, 8.83%, 10/20/2040 (a)	10,480	10,347
Series 2022-2A, Class D, 9.00%, 10/21/2041 (a)	16,249	16,149
MVW Owner Trust
Series 2019-1A, Class B, 3.00%, 11/20/2036 (a)	3,943	3,723
Series 2019-1A, Class C, 3.33%, 11/20/2036 (a)	1,664	1,564
New Century Home Equity Loan Trust
Series 2003-5, Class AI6, 6.00%, 11/25/2033 (g)	218	207
Series 2005-1, Class M1, 5.81%, 3/25/2035 (i)	99	98
NRZ Excess Spread-Collateralized Notes
Series 2020-PLS1, Class A, 3.84%, 12/25/2025 (a)	6,723	6,225
Series 2021-GNT1, Class A, 3.47%, 11/25/2026 (a)	18,092	16,403
NRZ FHT Excess LLC Series 2020-FHT1, Class A, 4.21%, 11/25/2025 (a)	8,432	7,801
Octane Receivables Trust
Series 2019-1A, Class D, 5.96%, 5/20/2027 (a)	7,979	7,929
Series 2020-1A, Class D, 5.45%, 3/20/2028 (a)	6,217	6,014
Series 2022-1A, Class E, 7.33%, 12/20/2029 (a)	2,000	1,911
OL SP LLC
Series 2018, Class C, 4.25%, 5/15/2025 ‡	301	301
Series 2018, Class A, 4.16%, 2/9/2030 ‡	1,113	1,111
Series 2018, Class B, 4.61%, 2/9/2030 ‡	348	347
Oportun Funding XIII LLC Series 2019-A, Class B, 3.87%, 8/8/2025 (a)	3,286	3,210
Oportun Issuance Trust
Series 2022-2, Class C, 9.36%, 10/9/2029 (a)	8,050	8,052
Series 2022-3, Class C, 10.15%, 1/8/2030 (a)	7,800	7,926
Series 2021-B, Class B, 1.96%, 5/8/2031 (a)	6,320	5,652
Series 2021-B, Class C, 3.65%, 5/8/2031 (a)	8,461	7,702
Series 2022-A, Class A, 5.05%, 6/9/2031 (a)	12,000	11,652
Series 2022-A, Class C, 7.40%, 6/9/2031 (a)	5,500	5,222
Orange Lake Timeshare Trust
Series 2018-A, Class C, 3.74%, 11/8/2030 (a)	1,276	1,245
Series 2019-A, Class D, 4.93%, 4/9/2038 (a)	3,243	3,013
P2 Series 2021 A1, 3.00%, 12/20/2031 ‡ (a)	35,000	33,250
Pendoor Proper, Zero Coupon, 2/15/2026 ‡ (a)	31,800	29,892
PFP Ltd. (Cayman Islands)
Series 2021-7, Class C, 6.76%, 4/14/2038 (a) (i)	8,415	7,755
Series 2021-7, Class D, 7.51%, 4/14/2038 (a) (i)	14,539	13,582
PRET LLC Series 2021-NPL6, Class A1, 2.49%, 7/25/2051 (a) (g)	14,288	13,325
Pretium Mortgage Credit Partners I LLC
Series 2021-NPL1, Class A1, 2.24%, 9/27/2060 (a) (g)	18,275	17,334
Series 2021-NPL1, Class A2, 4.21%, 9/27/2060 (a) (g)	15,500	13,722
Series 2021-NPL4, Class A1, 2.36%, 10/27/2060 (a) (g)	9,582	8,965
Progress Residential
Series 2021-SFR3, Class E2, 2.69%, 5/17/2026 (a)	9,630	8,346
Series 2021-SFR1, Class F, 2.76%, 4/17/2038 (a)	12,000	10,347
Progress Residential Trust
Series 2022-SFR2, Class E2, 4.80%, 4/17/2027 (a)	22,000	20,025

JPMorgan Core Plus Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2023 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Asset-Backed Securities — continued
Series 2020-SFR3, Class F, 2.80%, 10/17/2027 (a)	10,000	8,983
Series 2020-SFR3, Class G, 4.11%, 10/17/2027 (a)	7,000	6,358
Series 2019-SFR4, Class E, 3.44%, 10/17/2036 (a)	8,180	7,748
Series 2020-SFR2, Class GREG, PO, , 6/17/2037 (a)	19,442	16,242
Series 2020-SFR2, Class B, 2.58%, 6/17/2037 (a)	12,081	11,314
Series 2020-SFR2, Class C, 3.08%, 6/17/2037 (a)	9,097	8,547
Series 2020-SFR2, Class D, 3.87%, 6/17/2037 (a)	9,656	9,111
Series 2021-SFR2, Class E2, 2.65%, 4/19/2038 (a)	15,150	13,207
Series 2021-SFR8, Class E1, 2.38%, 10/17/2038 (a)	24,695	21,051
Series 2022-SFR3, Class E2, 5.60%, 4/17/2039 (a)	20,110	18,555
Series 2022-SFR3, Class F, 6.60%, 4/17/2039 (a)	11,485	10,672
Series 2022-SFR1, Class E1, 3.93%, 2/17/2041 (a)	12,957	11,069
RCO VII Mortgage LLC Series 2021-2, Class A2, 3.84%, 9/25/2026 (a) (g)	5,400	4,840
Regional Management Issuance Trust Series 2021-1, Class D, 5.07%, 3/17/2031 (a)	2,100	1,764
Renew (Cayman Islands)
Series 2017-1A, Class A, 3.67%, 9/20/2052 ‡ (a)	998	875
Series 2017-1A, Class B, 5.75%, 9/20/2052 ‡ (a)	824	767
Series 2017-2A, Class A, 3.22%, 9/22/2053 ‡ (a)	10,746	9,165
River Rock SFR Frn, 9.25%, 10/15/2024 ‡ (a)	4,929	4,805
Santander Drive Auto Receivables Trust
Series 2019-2, Class D, 3.22%, 7/15/2025	5,835	5,813
Series 2023-2, Class C, 5.47%, 12/16/2030	25,300	25,181
Santander Revolving Auto Loan Trust
Series 2019-A, Class A, 2.51%, 1/26/2032 (a)	32,715	31,090
Series 2019-A, Class C, 3.00%, 1/26/2032 (a)	10,750	10,104
Series 2019-A, Class D, 3.45%, 1/26/2032 (a)	7,500	7,012
SART Series 2018-1, 4.76%, 6/15/2025 ‡	4,830	4,774
SCF Equipment Leasing LLC
Series 2019-2A, Class G, 6.00%, 10/20/2031 ‡ (a)	10,662	10,050
Series 2020-1A, Class G, 6.00%, 4/20/2032 ‡ (a)	2,993	2,803
Series 2022-1A, Class E, 5.26%, 7/20/2032 (a)	3,646	3,210
Series 2022-1A, Class F, 6.00%, 7/20/2032 (a)	7,056	6,115
Series 2021-1A, Class F, 5.52%, 8/20/2032 (a)	40,000	37,079
Series 2021-1A, Class G, 6.00%, 8/20/2032 ‡ (a)	10,116	9,245
Series 2022-2A, Class E, 6.50%, 6/20/2035 (a)	10,909	9,237
Securitized Asset-Backed Receivables LLC Trust Series 2006-CB1, Class AF2, 5.74%, 1/25/2036 (g)	137	109
Sierra Timeshare Receivables Funding LLC
Series 2018-2A, Class C, 3.94%, 6/20/2035 (a)	1,615	1,600
Series 2019-1A, Class D, 4.75%, 1/20/2036 (a)	1,350	1,285
Series 2021-1A, Class D, 3.17%, 11/20/2037 (a)	3,220	2,941
Series 2021-2A, Class D, 3.23%, 9/20/2038 (a)	1,650	1,484
Series 2022-1A, Class D, 6.00%, 10/20/2038 (a)	10,062	9,556
Series 2022-3A, Class D, 10.52%, 7/20/2039 (a)	7,933	8,070
Series 2023-1A, Class D, 9.80%, 1/20/2040 (a)	5,772	5,836
Series 2022-2A, Class D, 9.22%, 6/20/2040 (a)	4,425	4,383
Soundview Home Loan Trust Series 2007-OPT1, Class 2A1, 5.22%, 6/25/2037 (i)	769	521
Spirit Airlines Pass-Through Trust Series 2017-1, Class AA, 3.38%, 2/15/2030	600	532
Theorem Funding Trust Series 2022-2A, Class A, 6.06%, 12/15/2028 (a)	13,622	13,485

JPMorgan Core Plus Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2023 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Asset-Backed Securities — continued
Tricolor Auto Securitization Trust
Series 2020-1A, Class B, 8.25%, 11/15/2026 (a)	4,133	4,123
Series 2020-1A, Class C, 8.25%, 11/15/2026 (a)	20,644	20,674
Series 2022-1A, Class E, 7.79%, 8/16/2027 (a)	5,290	5,072
Tricon American Homes Trust Series 2019-SFR1, Class F, 3.75%, 3/17/2038 (a)	7,000	6,403
United Airlines Pass-Through Trust
Series 2012-1, Class A, 4.15%, 4/11/2024	102	99
Series 2013-1, Class A, 4.30%, 8/15/2025	405	387
Series 2016-2, Class B, 3.65%, 10/7/2025	1,058	986
Series 2014-1, Class A, 4.00%, 4/11/2026	2,103	1,997
Series 2014-2, Class A, 3.75%, 9/3/2026	348	325
Series 2016-1, Class AA, 3.10%, 7/7/2028	965	871
Series 2016-2, Class AA, 2.88%, 10/7/2028	1,277	1,128
Series 2016-2, Class A, 3.10%, 10/7/2028	713	613
Series 2018-1, Class AA, 3.50%, 3/1/2030	14,114	12,719
Series 2018-1, Class A, 3.70%, 3/1/2030	1,004	876
Series 2019-1, Class AA, 4.15%, 8/25/2031	1,260	1,163
Series 2019-1, Class A, 4.55%, 8/25/2031	1,502	1,356
Series 2019-2, Class AA, 2.70%, 5/1/2032	1,599	1,353
UOG ABS Issuer I LLC Series 2023-1, Class A1, 8.35%, 6/5/2040 ‡ (a)	20,000	20,000
US Auto Funding Series 2021-1A, Class D, 4.36%, 3/15/2027 (a)	10,500	7,528
US Auto Funding Trust Series 2022-1A, Class D, 9.14%, 7/15/2027 (a)	16,000	11,042
USASF Receivables LLC
Series 2020-1A, Class C, 5.94%, 8/15/2024 (a)	2,030	2,026
Series 2020-1A, Class D, 9.35%, 3/15/2027 (a)	2,750	2,763
VCAT LLC Series 2021-NPL3, Class A1, 1.74%, 5/25/2051 (a) (g)	3,724	3,469
Veros Auto Receivables Trust Series 2022-1, Class D, 7.23%, 7/16/2029 (a)	3,750	3,492
vMobo, Inc., 9.46%, 7/18/2027 ‡	55,000	53,075
VOLT XCIV LLC Series 2021-NPL3, Class A1, 2.24%, 2/27/2051 (a) (g)	18,204	16,876
VOLT XCIX LLC Series 2021-NPL8, Class A1, 2.12%, 4/25/2051 (a) (g)	12,527	11,456
VOLT XCV LLC Series 2021-NPL4, Class A1, 2.24%, 3/27/2051 (a) (g)	6,058	5,688
VOLT XCVI LLC Series 2021-NPL5, Class A1, 2.12%, 3/27/2051 (a) (g)	24,987	23,579
VOLT XCVII LLC Series 2021-NPL6, Class A1, 2.24%, 4/25/2051 (a) (g)	14,559	13,389
Welk Resorts LLC Series 2019-AA, Class C, 3.34%, 6/15/2038 (a)	2,192	2,101
Westgate Resorts LLC
Series 2020-1A, Class C, 6.21%, 3/20/2034 (a)	4,982	4,910
Series 2023-1A, Class C, 7.49%, 12/20/2037 ‡ (a)	4,000	4,003
Total Asset-Backed Securities (Cost $2,846,283)		2,667,352
Commercial Mortgage-Backed Securities — 10.5%
20 Times Square Trust Series 2018-20TS, Class F, 3.10%, 5/15/2035 (a) (i)	24,120	15,678
ACR 5.25%, 11/15/2026 ‡ (a)	40,000	35,000
Ansions At Tech Par 5.95%, 4/19/2025 ‡ (i)	12,000	11,760
Areit Frn 2.75%, 8/17/2026 ‡ (a) (i)	30,000	28,800
BAMLL Re-REMIC Trust
Series 2014-FRR4, Class BK29, PO, 4/27/2023 ‡ (a)	3,099	3,099
Series 2014-FRR5, Class BK37, PO, 1/27/2047 ‡ (a)	10,000	9,456
Series 2014-FRR5, Class AK37, 2.29%, 1/27/2047 (a) (i)	15,570	14,976

JPMorgan Core Plus Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2023 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Commercial Mortgage-Backed Securities — continued
Series 2014-FRR8, Class A, 2.16%, 11/26/2047 (a) (i)	12,000	11,041
BANK Series 2019-BN19, Class A3, 3.18%, 8/15/2061	10,000	8,778
BBCCRE Trust Series 2015-GTP, Class A, 3.97%, 8/10/2033 (a)	9,400	8,788
BB-UBS Trust
Series 2012-SHOW, Class A, 3.43%, 11/5/2036 (a)	13,922	13,013
Series 2012-SHOW, Class E, 4.03%, 11/5/2036 (a) (i)	14,967	13,418
BMD2 Re-Remic Trust
Series 2019-FRR1, Class 1A1, 7.64%, 5/25/2052 (a) (i)	3,451	3,446
Series 2019-FRR1, Class 1A5, 9.34%, 5/25/2052 (a) (i)	1,906	1,894
BWAY Mortgage Trust Series 2013-1515, Class F, 3.93%, 3/10/2033 (a) (i)	5,000	4,180
BX
Series 2021-MFM1, Class E, 7.42%, 1/15/2034 (a) (i)	2,939	2,821
Series 2021-MFM1, Class F, 8.17%, 1/15/2034 (a) (i)	1,809	1,713
Cascade Funding Mortgage Trust
Series 2021-FRR1, Class DK45, 0.00%, 2/28/2025 (a)	11,000	9,202
Series 2021-FRR1, Class CK45, 1.38%, 2/28/2025 (a) (i)	13,130	11,685
Series 2021-FRR1, Class CKW1, 0.00%, 1/29/2026 (a)	9,000	6,971
Series 2021-FRR1, Class BK54, 0.00%, 2/28/2026 (a)	22,530	18,254
Series 2021-FRR1, Class CK54, 0.00%, 2/28/2026 (a)	7,000	5,489
Series 2021-FRR1, Class DKW1, 0.00%, 2/28/2026 (a)	2,800	2,132
Series 2021-FRR1, Class BK98, 0.00%, 8/29/2029 (a)	12,600	7,570
Series 2021-FRR1, Class AK99, 0.00%, 9/29/2029 (a)	8,620	5,692
Series 2021-FRR1, Class BK99, 0.00%, 9/29/2029 (a)	15,300	9,002
Series 2021-FRR1, Class BK58, 2.47%, 9/29/2029 (a) (i)	11,190	9,494
CFCRE Commercial Mortgage Trust Series 2011-C2, Class D, 5.08%, 12/15/2047 (a) (i)	2,777	2,509
Citigroup Commercial Mortgage Trust Series 2020-GC46, Class A5, 2.72%, 2/15/2053	47,647	40,765
Commercial Mortgage Trust
Series 2018-HOME, Class A, 3.82%, 4/10/2033 (a) (i)	23,900	21,743
Series 2020-CBM, Class D, 3.63%, 2/10/2037 (a) (i)	8,750	7,944
Series 2015-CR24, Class A5, 3.70%, 8/10/2048	8,032	7,687
Series 2015-CR25, Class A4, 3.76%, 8/10/2048	6,856	6,547
Credit Suisse Commercial Mortgage Trust Series 2007-C2, Class AX, IO, 0.01%, 1/15/2049 (a) (i)	9,248	—
CSAIL Commercial Mortgage Trust Series 2015-C3, Class A4, 3.72%, 8/15/2048	12,304	11,827
CSMC OA LLC Series 2014-USA, Class D, 4.37%, 9/15/2037 (a)	15,200	10,942
FHLMC, Multi-Family Structured Credit Risk
Series 2021-M2, Class M2, 8.72%, 1/25/2051 (a) (i)	29,534	26,594
Series 2021-MN3, Class M1, 7.27%, 11/25/2051 (a) (i)	3,909	3,743
Series 2022-MN4, Class M2, 11.47%, 5/25/2052 (a) (i)	16,750	16,359
FHLMC, Multi-Family Structured Pass-Through Certificates
Series K048, Class A2, 3.28%, 6/25/2025 (i)	13,500	13,103
Series KC02, Class A2, 3.37%, 7/25/2025	28,227	27,372
Series KS07, Class A2, 2.74%, 9/25/2025	21,600	20,678
Series KJ17, Class A2, 2.98%, 11/25/2025	6,582	6,353
Series KS06, Class A2, 2.72%, 7/25/2026	10,080	9,566
Series K058, Class AM, 2.72%, 8/25/2026 (i)	20,000	18,922
Series K061, Class AM, 3.44%, 11/25/2026 (i)	10,012	9,679
Series K063, Class AM, 3.51%, 1/25/2027 (i)	25,610	24,755
Series K065, Class A2, 3.24%, 4/25/2027	6,633	6,368

JPMorgan Core Plus Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2023 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Commercial Mortgage-Backed Securities — continued
Series K065, Class AM, 3.33%, 5/25/2027	3,557	3,408
Series KJ26, Class A2, 2.61%, 7/25/2027	16,085	15,240
Series K070, Class A2, 3.30%, 11/25/2027 (i)	6,045	5,804
Series W5FX, Class AFX, 3.21%, 4/25/2028 (i)	9,910	9,343
Series KL05, Class X1P, IO, 0.89%, 6/25/2029 (i)	175,800	8,164
Series KS11, Class AFX2, 2.65%, 6/25/2029	50,000	45,471
Series K152, Class A2, 3.08%, 1/25/2031	8,843	8,087
Series K128, Class X3, IO, 2.78%, 4/25/2031 (i)	12,850	2,032
Series K142, Class AM, 2.40%, 3/25/2032	22,000	18,744
Series K145, Class A2, 2.58%, 5/25/2032	18,665	16,210
Series K146, Class A2, 2.92%, 6/25/2032	13,500	12,054
Series K-153, Class A2, 3.82%, 12/25/2032 (i)	25,000	23,934
Series KX04, Class XFX, IO, 1.70%, 1/25/2034 (i)	174,591	11,406
Series K-1515, Class A2, 1.94%, 2/25/2035	36,000	27,894
Series K-1520, Class X3, IO, 3.09%, 4/25/2039 (i)	4,450	1,108
Series K146, Class AM, 2.92%, 6/25/2054	13,000	11,496
Series Q014, Class X, IO, 2.79%, 10/25/2055 (i)	22,486	4,111
FNMA ACES
Series 2014-M3, Class A2, 3.50%, 1/25/2024 (i)	1,392	1,369
Series 2014-M13, Class A2, 3.02%, 8/25/2024 (i)	4,209	4,082
Series 2015-M1, Class A2, 2.53%, 9/25/2024	8,607	8,290
Series 2015-M7, Class A2, 2.59%, 12/25/2024	7,863	7,545
Series 2015-M8, Class A2, 2.90%, 1/25/2025 (i)	10,091	9,683
Series 2015-M5, Class A1, 2.86%, 3/25/2025 (i)	13,279	12,706
Series 2015-M13, Class A2, 2.70%, 6/25/2025 (i)	1,221	1,163
Series 2016-M6, Class A2, 2.49%, 5/25/2026	7,901	7,449
Series 2016-M7, Class A2, 2.50%, 9/25/2026	5,751	5,389
Series 2017-M1, Class A2, 2.41%, 10/25/2026 (i)	8,068	7,556
Series 2017-M3, Class A2, 2.47%, 12/25/2026 (i)	12,805	11,878
Series 2015-M10, Class A2, 3.09%, 4/25/2027 (i)	5,840	5,561
Series 2017-M8, Class A2, 3.06%, 5/25/2027 (i)	8,540	8,114
Series 2018-M2, Class A2, 2.91%, 1/25/2028 (i)	28,452	26,598
Series 2018-M7, Class A2, 3.03%, 3/25/2028 (i)	27,777	26,044
Series 2018-M4, Class A2, 3.06%, 3/25/2028 (i)	8,633	8,157
Series 2018-M10, Class A2, 3.36%, 7/25/2028 (i)	20,853	19,928
Series 2018-M14, Class A2, 3.58%, 8/25/2028 (i)	34,607	33,540
Series 2019-M1, Class A2, 3.55%, 9/25/2028 (i)	50,559	48,901
Series 2020-M38, Class 2A1, 1.59%, 11/25/2028	5,800	5,129
Series 2020-M38, Class X2, IO, 1.98%, 11/25/2028 (i)	36,255	2,470
Series 2017-M5, Class A2, 3.07%, 4/25/2029 (i)	21,422	20,109
Series 2019-M7, Class A2, 3.14%, 4/25/2029	17,030	16,011
Series 2019-M12, Class A2, 2.89%, 6/25/2029 (i)	27,357	25,347
Series 2018-M3, Class A2, 3.07%, 2/25/2030 (i)	6,589	6,096
Series 2020-M50, Class A1, 0.67%, 10/25/2030	4	4
Series 2020-M50, Class A2, 1.20%, 10/25/2030	5,950	5,284
Series 2020-M50, Class X1, IO, 1.83%, 10/25/2030 (i)	83,907	5,702
Series 2022-M2S, Class A2, 3.75%, 8/25/2032 (i)	14,100	13,401

JPMorgan Core Plus Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2023 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Commercial Mortgage-Backed Securities — continued
FREMF Mortgage Trust
Series 2017-K727, Class C, 3.74%, 7/25/2024 (a) (i)	3,200	3,090
Series 2018-KL2B, Class CB, 3.71%, 1/25/2025 (a) (i)	8,732	8,712
Series 2018-KL3W, Class CW, 4.10%, 8/25/2025 (a) (i)	20,000	18,348
Series 2017-KL1P, Class BP, 3.37%, 10/25/2025 (a) (i)	13,282	12,685
Series 2018-KSL1, Class C, 3.86%, 11/25/2025 (a) (i)	17,034	15,255
Series 2018-KBX1, Class C, 3.58%, 1/25/2026 (a) (i)	7,500	6,153
Series 2018-KHG1, Class C, 3.82%, 12/25/2027 (a) (i)	33,219	29,328
Series 2018-KW06, Class C, 0.00%, 6/25/2028 (a)	12,477	8,511
Series 2018-KW06, Class X2A, IO, 0.10%, 6/25/2028 (a)	139,962	435
Series 2018-KW06, Class X2B, IO, 0.10%, 6/25/2028 (a)	16,636	67
Series 2019-KBF3, Class C, 9.81%, 1/25/2029 (a) (i)	23,735	21,957
Series 2019-KL05, Class BHG, 4.37%, 2/25/2029 (a) (i)	3,605	3,172
Series 2019-KL05, Class CHG, 4.37%, 2/25/2029 (a)	11,614	10,051
Series 2018-KW07, Class C, PO, 10/25/2031 (a)	13,000	7,382
Series 2018-KW07, Class X2A, IO, 0.10%, 10/25/2031 (a)	149,848	480
Series 2018-KW07, Class X2B, IO, 0.10%, 10/25/2031 (a)	16,952	72
Series 2019-KW10, Class B, 3.63%, 10/25/2032 (a) (i)	9,170	8,113
Series 2014-K38, Class C, 4.63%, 6/25/2047 (a) (i)	4,750	4,653
Series 2014-K39, Class C, 4.16%, 8/25/2047 (a) (i)	7,000	6,815
Series 2014-K40, Class C, 4.07%, 11/25/2047 (a) (i)	8,542	8,267
Series 2015-K45, Class B, 3.61%, 4/25/2048 (a) (i)	8,920	8,573
Series 2015-K46, Class C, 3.70%, 4/25/2048 (a) (i)	3,545	3,391
Series 2015-K48, Class B, 3.65%, 8/25/2048 (a) (i)	16,085	15,467
Series 2015-K51, Class B, 3.95%, 10/25/2048 (a) (i)	2,750	2,650
Series 2016-K55, Class B, 4.17%, 4/25/2049 (a) (i)	10,000	9,660
Series 2016-K56, Class B, 3.95%, 6/25/2049 (a) (i)	3,549	3,394
Series 2017-K68, Class B, 3.84%, 10/25/2049 (a) (i)	9,423	8,828
Series 2016-K59, Class B, 3.58%, 11/25/2049 (a) (i)	4,714	4,428
Series 2017-K61, Class C, 3.69%, 12/25/2049 (a) (i)	5,345	4,993
Series 2017-K63, Class B, 3.88%, 2/25/2050 (a) (i)	11,895	11,217
Series 2017-K63, Class C, 3.88%, 2/25/2050 (a) (i)	5,000	4,669
Series 2018-K74, Class B, 4.09%, 2/25/2051 (a) (i)	10,000	9,283
Series 2019-K98, Class B, 3.74%, 10/25/2052 (a) (i)	11,000	9,923
FRR Re-REMIC Trust
Series 2018-C1, Class BK43, 2.77%, 2/27/2048 (a) (i)	8,000	7,347
Series 2018-C1, Class AK43, 2.89%, 2/27/2048 (a) (i)	5,000	4,644
Series 2018-C1, Class A725, 2.49%, 2/27/2050 (a) (i)	3,000	2,863
Series 2018-C1, Class B725, 2.83%, 2/27/2050 (a) (i)	6,680	6,304
GS Mortgage Securities Trust Series 2019-GC38, Class A4, 3.97%, 2/10/2052	31,100	28,964
Hunt Companies Finance Trust, Inc. 7.25%, 2/13/2025 ‡	26,750	24,744
Independence Plaza Trust Series 2018-INDP, Class A, 3.76%, 7/10/2035 (a)	16,270	15,292
JPMCC Re-REMIC Trust
Series 2015-FRR2, Class AK36, 1.98%, 12/27/2046 (a) (i)	5,000	4,851
Series 2015-FRR2, Class BK39, PO, 8/27/2047 ‡ (a)	4,045	3,640
Series 2015-FRR2, Class AK39, 2.72%, 8/27/2047 (a) (i)	10,600	9,806
JPMorgan Chase Commercial Mortgage Securities Trust
Series 2005-CB11, Class X1, IO, 0.16%, 8/12/2037 (a) (i)	2,349	—

JPMorgan Core Plus Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2023 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Commercial Mortgage-Backed Securities — continued
Series 2006-CB15, Class X1, IO, 0.55%, 6/12/2043 (i)	253	—
KKR Industrial Portfolio Trust Series 2021-KDIP, Class F, 7.22%, 12/15/2037 (a) (i)	3,938	3,750
MHC Commercial Mortgage Trust Series 2021-MHC, Class F, 7.77%, 4/15/2038 (a) (i)	24,400	23,419
MRCD MARK Mortgage Trust Series 2019-PARK, Class F, 2.72%, 12/15/2036 (a)	42,000	34,579
Multi-Family Connecticut Avenue Securities Trust
Series 2019-01, Class M10, 8.39%, 10/25/2049 (a) (i)	20,778	19,760
Series 2020-01, Class M10, 8.89%, 3/25/2050 (a) (i)	36,445	34,290
NW Re-REMIC TRUST Series 2021-FRR1, Class BK88, 2.66%, 12/18/2051 (a) (i)	9,150	7,123
P -stlb Series 2019-STL B9.25%, 10/11/2026 ‡	18,500	17,668
SBALR Commercial Mortgage Trust
Series 2020-RR1, Class XA, IO, 1.23%, 2/13/2053 (a) (i)	65,095	3,908
Series 2020-RR1, Class A3, 2.83%, 2/13/2053 (a)	39,540	32,365
Series RR Trust
Series 2015-1, Class A, PO, 4/26/2048 (a)	3,000	2,650
Series 2015-1, Class B, PO, 4/26/2048 (a)	19,000	16,533
TPI Re-REMIC Trust
Series 2022-FRR1, Class BK33, PO, 7/25/2046 (a)	5,967	5,869
Series 2022-FRR1, Class BK34, PO, 7/25/2046 (a)	11,100	10,971
Series 2022-FRR1, Class CK33, PO, 7/25/2046 (a)	7,238	7,099
Series 2022-FRR1, Class CK34, PO, 7/25/2046 (a)	14,190	14,009
Series 2022-FRR1, Class BK35, PO, 8/25/2046 (a)	4,620	4,537
Series 2022-FRR1, Class CK35, PO, 8/25/2046 (a)	5,283	5,182
UBS-BAMLL Trust Series 2012-WRM, Class A, 3.66%, 6/10/2030 (a)	69	65
UBS-Barclays Commercial Mortgage Trust Series 2012-C2, Class XA, IO, 0.52%, 5/10/2063 (a) (i)	1,748	—
Wells Fargo Commercial Mortgage Trust Series 2015-C30, Class A4, 3.66%, 9/15/2058	7,598	7,250
WFRBS Commercial Mortgage Trust Series 2013-C11, Class D, 3.98%, 3/15/2045 (a) (i)	6,640	4,581
Worldwide Plaza Trust Series 2017-WWP, Class A, 3.53%, 11/10/2036 (a)	20,837	17,895
Total Commercial Mortgage-Backed Securities (Cost $1,939,967)		1,796,800
Collateralized Mortgage Obligations — 4.0%
44 W. St. James Pl, 4.32%, 5/1/2033 (k)	17,555	17,355
Ajax Mortgage Loan Trust Series 2021-B, Class A, 2.24%, 6/25/2066 (a) (g)	16,071	15,070
Alternative Loan Trust
Series 2005-J6, Class 2A1, 5.50%, 7/25/2025	3	3
Series 2003-J3, Class 2A1, 6.25%, 12/25/2033	9	9
Series 2004-22CB, Class 1A1, 6.00%, 10/25/2034	267	264
Series 2005-23CB, Class A2, 5.50%, 7/25/2035	145	123
Series 2005-54CB, Class 1A11, 5.50%, 11/25/2035	554	436
Series 2005-86CB, Class A11, 5.50%, 2/25/2036	315	191
Series 2006-26CB, Class A9, 6.50%, 9/25/2036	118	67
American General Mortgage Loan Trust Series 2006-1, Class A5, 5.75%, 12/25/2035 (a) (i)	1	1
Anchor Mortgage Trust Series 2021-1, Class A2, 3.65%, 10/25/2026 (a) (g)	12,857	11,951
Banc of America Alternative Loan Trust Series 2004-6, Class 4A1, 5.00%, 7/25/2019	10	8
Banc of America Funding Trust
Series 2005-5, Class 3A5, 5.50%, 8/25/2035	1,192	1,170
Series 2005-7, Class 30, PO, 11/25/2035	23	23
Banc of America Mortgage Trust Series 2004-F, Class 1A1, 3.67%, 7/25/2034 (i)	56	51
Bayview Opportunity Master Fund Trust Series 2014-1B, Zero Coupon, 1/10/2031 ‡	1,495	1,497

JPMorgan Core Plus Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2023 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Collateralized Mortgage Obligations — continued
Bear Stearns ARM Trust Series 2003-7, Class 3A, 4.57%, 10/25/2033 (i)	14	13
Bear Stearns Mortgage Securities, Inc. Series 1997-6, Class 1A, 6.60%, 3/25/2031 (i)	—	—
Chase Mortgage Finance Trust Series 2007-A2, Class 2A1, 4.14%, 6/25/2035 (i)	295	285
CHL Mortgage Pass-Through Trust
Series 2004-8, Class 2A1, 4.50%, 6/25/2019 ‡	4	2
Series 2004-3, Class A25, 5.75%, 4/25/2034	68	65
Series 2004-5, Class 2A9, 5.25%, 5/25/2034	79	78
Series 2005-22, Class 2A1, 3.50%, 11/25/2035 (i)	170	134
Citigroup Mortgage Loan Trust
Series 2004-UST1, Class A3, 4.28%, 8/25/2034 (i)	32	30
Series 2004-HYB4, Class AA, 5.47%, 12/25/2034 (i)	20	19
Credit Suisse First Boston Mortgage Securities Corp. (Switzerland)
Series 2005-7, Class 5A1, 4.75%, 8/25/2020	1	—
Series 2005-1, Class 1A16, 5.50%, 2/25/2035	11	11
CSFB Mortgage-Backed Pass-Through Certificates
Series 2005-10, Class 6A13, 5.50%, 11/25/2035	201	90
Series 2005-10, Class 10A4, 6.00%, 11/25/2035	201	58
CSMC Trust
Series 2021-JR1, Class A1, 2.46%, 9/27/2066 (a) (i)	8,304	7,986
Series 2022-JR1, Class A1, 4.27%, 10/25/2066 ‡ (a) (g)	21,447	20,476
CVS Pass-Through Trust
Series 2009, 8.35%, 7/10/2031 (a)	231	246
5.77%, 1/10/2033 (a)	297	290
Deutsche Alt-A Securities, Inc. Mortgage Loan Trust Series 2005-3, Class 4A, PO, 6/25/2035	7	5
DLJ Mortgage Acceptance Corp. Series 1993-19, Class A7, 6.75%, 1/25/2024	3	3
FHLMC - GNMA
Series 24, Class J, 6.25%, 11/25/2023	5	5
Series 23, Class KZ, 6.50%, 11/25/2023	1	1
Series 31, Class Z, 8.00%, 4/25/2024	—	—
FHLMC, REMIC
Series 1543, Class VN, 7.00%, 7/15/2023	1	1
Series 1911, Class SD, IF, IO, 10.17%, 7/15/2023 (i)	—	—
Series 2033, Class K, 6.05%, 8/15/2023	1	1
Series 1577, Class PV, 6.50%, 9/15/2023	2	2
Series 1608, Class L, 6.50%, 9/15/2023	7	7
Series 3890, Class ET, 5.50%, 11/15/2023	1	1
Series 1630, Class PK, 6.00%, 11/15/2023	3	3
Series 1611, Class Z, 6.50%, 11/15/2023	5	5
Series 1628, Class LZ, 6.50%, 12/15/2023	5	5
Series 2756, Class NA, 5.00%, 2/15/2024	6	6
Series 1671, Class I, 7.00%, 2/15/2024	2	2
Series 1671, Class QC, IF, 10.00%, 2/15/2024 (i)	2	2
Series 1695, Class G, HB, IF, 20.61%, 3/15/2024 (i)	1	1
Series 1710, Class GB, HB, IF, 30.37%, 4/15/2024 (i)	—	—
Series 2989, Class TG, 5.00%, 6/15/2025	28	28
Series 3005, Class ED, 5.00%, 7/15/2025	49	48
Series 4030, Class IL, IO, 3.50%, 4/15/2027	285	10
Series 4060, Class TB, 2.50%, 6/15/2027	4,000	3,729

JPMorgan Core Plus Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2023 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Collateralized Mortgage Obligations — continued
Series 2022, Class PE, 6.50%, 1/15/2028	5	5
Series 2036, Class PG, 6.50%, 1/15/2028	41	41
Series 2089, Class PJ, IO, 7.00%, 10/15/2028	8	1
Series 2091, Class PG, 6.00%, 11/15/2028	118	119
Series 2116, Class ZA, 6.00%, 1/15/2029	28	28
Series 2148, Class ZA, 6.00%, 4/15/2029	8	8
Series 2995, Class FT, 5.36%, 5/15/2029 (i)	43	43
Series 2530, Class SK, IF, IO, 2.99%, 6/15/2029 (i)	135	7
Series 2201, Class C, 8.00%, 11/15/2029	19	20
Series 3648, Class CY, 4.50%, 3/15/2030	215	213
Series 3737, Class DG, 5.00%, 10/15/2030	45	45
Series 2293, Class ZA, 6.00%, 3/15/2031	39	39
Series 2310, Class Z, 6.00%, 4/15/2031	6	6
Series 2313, Class LA, 6.50%, 5/15/2031	2	2
Series 2325, Class JO, PO, 6/15/2031	29	26
Series 2330, Class PE, 6.50%, 6/15/2031	71	73
Series 2410, Class QB, 6.25%, 2/15/2032	174	178
Series 2534, Class SI, IF, 7.78%, 2/15/2032 (i)	20	21
Series 2427, Class GE, 6.00%, 3/15/2032	332	342
Series 2430, Class WF, 6.50%, 3/15/2032	228	238
Series 2594, Class IV, IO, 7.00%, 3/15/2032	40	4
Series 2643, Class SA, IF, 12.30%, 3/15/2032 (i)	6	6
Series 2466, Class DH, 6.50%, 6/15/2032	31	32
Series 4146, Class KI, IO, 3.00%, 12/15/2032	2,603	246
Series 2543, Class YX, 6.00%, 12/15/2032	140	144
Series 2557, Class HL, 5.30%, 1/15/2033	79	80
Series 2586, IO, 6.50%, 3/15/2033	144	13
Series 2610, Class UI, IO, 6.50%, 5/15/2033	115	21
Series 2764, Class S, IF, 0.98%, 7/15/2033 (i)	17	16
Series 2656, Class AC, 6.00%, 8/15/2033	47	49
Series 2733, Class SB, IF, 3.41%, 10/15/2033 (i)	159	150
Series 3005, Class PV, IF, 4.70%, 10/15/2033 (i)	1	1
Series 2699, Class W, 5.50%, 11/15/2033	117	119
Series 3611, PO, 7/15/2034	33	28
Series 2845, Class QH, 5.00%, 8/15/2034	89	89
Series 2912, Class EH, 5.50%, 1/15/2035	477	488
Series 3059, Class B, 5.00%, 2/15/2035	1	1
Series 2980, Class QB, 6.50%, 5/15/2035	16	17
Series 3031, Class BN, IF, 1.56%, 8/15/2035 (i)	205	215
Series 3117, Class EO, PO, 2/15/2036	63	53
Series 3134, PO, 3/15/2036	19	16
Series 3152, Class MO, PO, 3/15/2036	131	111
Series 3184, Class YO, PO, 3/15/2036	254	206
Series 3138, PO, 4/15/2036	21	18
Series 3187, Class Z, 5.00%, 7/15/2036	582	581
Series 3542, Class TN, IF, 6.00%, 7/15/2036 (i)	11	12
Series 3201, Class IN, IF, IO, 1.30%, 8/15/2036 (i)	102	6
Series 3202, Class HI, IF, IO, 1.54%, 8/15/2036 (i)	445	40

JPMorgan Core Plus Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2023 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Collateralized Mortgage Obligations — continued
Series 3855, Class AM, 6.50%, 11/15/2036	91	94
Series 3274, Class B, 6.00%, 2/15/2037	55	55
Series 3292, Class DO, PO, 3/15/2037	30	26
Series 3305, Class IW, IF, IO, 1.34%, 4/15/2037 (i)	155	4
Series 3306, Class TC, IF, 7.32%, 4/15/2037 (i)	11	12
Series 3306, Class TB, IF, 7.86%, 4/15/2037 (i)	13	13
Series 3331, PO, 6/15/2037	26	22
Series 3605, Class NC, 5.50%, 6/15/2037	313	322
Series 3383, Class OP, PO, 11/15/2037	47	40
Series 3409, Class DB, 6.00%, 1/15/2038	296	307
Series 3546, Class A, 3.70%, 2/15/2039 (i)	43	43
Series 3531, Class SM, IF, IO, 0.99%, 5/15/2039 (i)	14	1
Series 3572, Class JS, IF, IO, 1.69%, 9/15/2039 (i)	49	3
Series 3592, Class BZ, 5.00%, 10/15/2039	1,387	1,395
Series 3609, Class SA, IF, IO, 1.23%, 12/15/2039 (i)	298	15
Series 3610, Class CA, 4.50%, 12/15/2039	120	118
Series 3653, Class HJ, 5.00%, 4/15/2040	61	61
Series 3677, Class PB, 4.50%, 5/15/2040	828	809
Series 3852, Class TP, IF, 5.50%, 5/15/2041 (i)	96	98
Series 4796, Class CZ, 4.00%, 5/15/2048	12,639	11,992
Series 4830, Class WZ, 4.00%, 9/15/2048	12,461	11,823
FHLMC, STRIPS
Series 186, PO, 8/1/2027	53	49
Series 262, Class 35, 3.50%, 7/15/2042	1,807	1,708
Series 279, Class 35, 3.50%, 9/15/2042	461	435
Series 323, Class 300, 3.00%, 1/15/2044	1,748	1,607
Series 334, Class 300, 3.00%, 8/15/2044	1,712	1,570
FHLMC, Structured Pass-Through Certificates, Whole Loan Series T-76, Class 2A, 2.02%, 10/25/2037 (i)	205	176
First Horizon Alternative Mortgage Securities Trust Series 2004-AA3, Class A1, 5.11%, 9/25/2034 (i)	50	45
First Horizon Mortgage Pass-Through Trust Series 2004-AR6, Class 2A1, 4.24%, 12/25/2034 (i)	59	55
FNMA Series 2006-110, PO, 11/25/2036	67	56
FNMA Trust, Whole Loan
Series 2003-W3, Class 2A5, 5.36%, 6/25/2042	7	7
Series 2003-W6, Class 1A41, 5.40%, 10/25/2042	87	87
Series 2004-W2, Class 1A, 6.00%, 2/25/2044	99	100
Series 2004-W9, Class 1A3, 6.05%, 2/25/2044	193	193
Series 2004-W2, Class 2A2, 7.00%, 2/25/2044	27	29
Series 2004-W8, Class 3A, 7.50%, 6/25/2044	62	64
Series 2005-W4, Class 1A1, 6.00%, 8/25/2045	116	117
FNMA, Grantor Trust, Whole Loan
Series 2001-T12, IO, 0.49%, 8/25/2041 (i)	7,387	57
Series 2002-T4, IO, 0.40%, 12/25/2041 (i)	17,414	130
Series 2002-T4, Class A2, 7.00%, 12/25/2041	197	205
Series 2002-T4, Class A4, 9.50%, 12/25/2041	351	379
Series 2002-T19, Class A1, 6.50%, 7/25/2042	294	301
Series 2002-T16, Class A2, 7.00%, 7/25/2042	348	366
Series 2004-T2, Class 1A3, 7.00%, 11/25/2043	109	113
Series 2004-T2, Class 1A4, 7.50%, 11/25/2043	120	123

JPMorgan Core Plus Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2023 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Collateralized Mortgage Obligations — continued
Series 2004-T1, Class 1A1, 6.00%, 1/25/2044	141	143
Series 2004-T3, Class 14, IO, 0.61%, 2/25/2044 (i)	2,615	33
FNMA, REMIC
Series 1993-79, Class PL, 7.00%, 6/25/2023	—	—
Series 1993-141, Class Z, 7.00%, 8/25/2023	1	1
Series 1993-149, Class M, 7.00%, 8/25/2023	—	—
Series 1993-205, Class H, PO, 9/25/2023	—	—
Series 1993-160, Class ZA, 6.50%, 9/25/2023	—	—
Series 1993-165, Class SA, IF, 6.53%, 9/25/2023 (i)	—	—
Series 1995-19, Class Z, 6.50%, 11/25/2023	7	7
Series 1993-255, Class E, 7.10%, 12/25/2023	—	—
Series 1993-247, Class SM, IF, 7.79%, 12/25/2023 (i)	—	—
Series 1994-29, Class Z, 6.50%, 2/25/2024	8	8
Series 1994-65, Class PK, PO, 4/25/2024	1	1
Series 1997-20, Class D, 7.00%, 3/17/2027	23	23
Series 1997-11, Class E, 7.00%, 3/18/2027	5	5
Series 1997-27, Class J, 7.50%, 4/18/2027	3	4
Series 2012-46, Class KI, IO, 3.50%, 5/25/2027	546	20
Series 1997-42, Class EG, 8.00%, 7/18/2027	29	29
Series 1997-63, Class ZA, 6.50%, 9/18/2027	17	17
Series 2013-13, Class IK, IO, 2.50%, 3/25/2028	2,321	95
Series 1999-47, Class JZ, 8.00%, 9/18/2029	86	89
Series 2000-8, Class Z, 7.50%, 2/20/2030	51	53
Series 2001-36, Class ST, IF, IO, 3.36%, 11/25/2030 (i)	62	4
Series 2001-14, Class Z, 6.00%, 5/25/2031	38	38
Series 2001-16, Class Z, 6.00%, 5/25/2031	46	46
Series 2001-72, Class SB, IF, IO, 2.36%, 12/25/2031 (i)	155	6
Series 2001-81, Class HE, 6.50%, 1/25/2032	274	283
Series 2002-19, Class SC, IF, 5.24%, 3/17/2032 (i)	14	14
Series 2002-56, Class PE, 6.00%, 9/25/2032	344	354
Series 2002-86, Class PG, 6.00%, 12/25/2032	222	229
Series 2012-148, Class IE, IO, 3.00%, 1/25/2033	2,644	268
Series 2003-25, Class KP, 5.00%, 4/25/2033	707	702
Series 2003-22, Class Z, 6.00%, 4/25/2033	179	183
Series 2003-47, Class PE, 5.75%, 6/25/2033	223	229
Series 2003-64, Class SX, IF, 1.16%, 7/25/2033 (i)	13	12
Series 2003-91, Class SD, IF, 3.94%, 9/25/2033 (i)	3	3
Series 2003-130, Class HZ, 6.00%, 1/25/2034	5,881	6,030
Series 2004-72, Class F, 5.64%, 9/25/2034 (i)	45	45
Series 2005-19, Class PB, 5.50%, 3/25/2035	1,406	1,414
Series 2005-42, Class PS, IF, 4.16%, 5/25/2035 (i)	3	3
Series 2005-51, Class MO, PO, 6/25/2035	16	10
Series 2005-53, Class CS, IF, IO, 1.56%, 6/25/2035 (i)	196	7
Series 2005-65, Class KO, PO, 8/25/2035	39	34
Series 2005-72, Class WS, IF, IO, 1.61%, 8/25/2035 (i)	88	5
Series 2005-90, Class ES, IF, 4.03%, 10/25/2035 (i)	23	23
Series 2005-84, Class XM, 5.75%, 10/25/2035	48	49
Series 2005-106, Class US, IF, 5.73%, 11/25/2035 (i)	20	21

JPMorgan Core Plus Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2023 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Collateralized Mortgage Obligations — continued
Series 2006-9, Class KZ, 6.00%, 3/25/2036	140	143
Series 2006-22, Class AO, PO, 4/25/2036	73	62
Series 2006-27, Class OB, PO, 4/25/2036	584	474
Series 2006-27, Class OH, PO, 4/25/2036	21	18
Series 2006-20, Class IB, IF, IO, 1.45%, 4/25/2036 (i)	129	11
Series 2011-19, Class ZY, 6.50%, 7/25/2036	133	140
Series 2006-77, Class PC, 6.50%, 8/25/2036	96	99
Series 2006-128, PO, 1/25/2037	66	54
Series 2007-10, Class Z, 6.00%, 2/25/2037	18	19
Series 2007-22, Class SC, IF, IO, 0.94%, 3/25/2037 (i)	21	—
Series 2007-54, Class IB, IF, IO, 1.27%, 6/25/2037 (i)	2,290	185
Series 2007-68, Class IA, IO, 6.50%, 6/25/2037	1	—
Series 2007-109, Class YI, IF, IO, 1.31%, 12/25/2037 (i)	1,242	97
Series 2008-91, Class SI, IF, IO, 0.86%, 3/25/2038 (i)	265	11
Series 2010-70, Class SA, IF, IO, 6.00%, 4/25/2038 (i)	460	72
Series 2008-62, Class SM, IF, IO, 1.06%, 7/25/2038 (i)	394	17
Series 2009-29, Class LA, 1.23%, 5/25/2039 (i)	207	175
Series 2009-52, Class PI, IO, 5.00%, 7/25/2039	141	25
Series 2009-112, Class ST, IF, IO, 1.11%, 1/25/2040 (i)	237	20
Series 2009-112, Class SW, IF, IO, 1.11%, 1/25/2040 (i)	156	11
Series 2010-10, Class NT, 5.00%, 2/25/2040	532	539
Series 2010-49, Class SC, IF, 2.38%, 3/25/2040 (i)	81	79
Series 2010-35, Class SB, IF, IO, 1.28%, 4/25/2040 (i)	232	17
Series 2010-129, Class PZ, 4.50%, 11/25/2040	1,122	1,050
Series 2011-126, Class KB, 4.00%, 12/25/2041	9,043	8,755
Series 2016-33, Class JA, 3.00%, 7/25/2045	8,905	8,281
Series 2016-38, Class NA, 3.00%, 1/25/2046	6,783	6,270
Series 2007-71, Class GZ, 6.00%, 7/25/2047	103	111
Series 2019-20, Class H, 3.50%, 5/25/2049	6,711	6,291
FNMA, REMIC Trust, Whole Loan
Series 2002-W7, Class 1, IO, 0.87%, 6/25/2029 (i)	2,807	59
Series 2001-W3, Class A, 7.00%, 9/25/2041 (i)	117	114
Series 2002-W10, IO, 0.91%, 8/25/2042 (i)	1,586	40
Series 2003-W4, Class 2A, 5.17%, 10/25/2042 (i)	58	59
Series 2004-W11, Class 11, IO, 0.35%, 5/25/2044 (i)	7,950	69
FNMA, REMIC, Whole Loan Series 2009-89, Class A1, 5.41%, 5/25/2035	62	61
FNMA, STRIPS
Series 266, Class 2, IO, 7.50%, 8/25/2024	2	—
Series 313, Class 1, PO, 6/25/2031	272	238
Series 380, Class S36, IF, IO, 2.76%, 7/25/2037 (i)	78	11
Series 383, Class 68, IO, 6.50%, 9/25/2037	47	9
Series 383, Class 86, IO, 7.00%, 9/25/2037 (i)	29	5
Series 383, Class 69, IO, 6.50%, 10/25/2037 (i)	67	12
GMACM Mortgage Loan Trust
Series 2003-J10, Class A1, 4.75%, 1/25/2019	11	11
Series 2005-AR3, Class 3A4, 3.60%, 6/19/2035 (i)	28	26
GNMA
Series 2014-60, Class W, 4.14%, 2/20/2029 (i)	372	364

JPMorgan Core Plus Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2023 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Collateralized Mortgage Obligations — continued
Series 2002-13, Class QA, IF, IO, 2.94%, 2/16/2032 (i)	122	—
Series 2002-84, Class PH, 6.00%, 11/16/2032	255	254
Series 2003-18, Class PG, 5.50%, 3/20/2033	283	282
Series 2003-52, Class SB, IF, 2.62%, 6/16/2033 (i)	33	31
Series 2003-101, Class SK, IF, IO, 1.45%, 10/17/2033 (i)	474	—
Series 2004-2, Class SA, IF, 2.07%, 1/16/2034 (i)	130	125
Series 2004-19, Class KE, 5.00%, 3/16/2034	1,131	1,126
Series 2004-86, Class SP, IF, IO, 0.95%, 9/20/2034 (i)	155	3
Series 2004-90, Class SI, IF, IO, 0.95%, 10/20/2034 (i)	210	10
Series 2010-31, Class SK, IF, IO, 0.95%, 11/20/2034 (i)	137	6
Series 2004-105, Class SN, IF, IO, 0.95%, 12/20/2034 (i)	480	8
Series 2005-56, Class IC, IO, 5.50%, 7/20/2035	31	4
Series 2006-26, Class S, IF, IO, 1.35%, 6/20/2036 (i)	342	13
Series 2006-33, Class PK, 6.00%, 7/20/2036	113	115
Series 2009-81, Class A, 5.75%, 9/20/2036	63	64
Series 2007-7, Class EI, IF, IO, 1.05%, 2/20/2037 (i)	526	18
Series 2007-9, Class CI, IF, IO, 1.05%, 3/20/2037 (i)	317	15
Series 2007-17, Class JO, PO, 4/16/2037	36	30
Series 2007-16, Class KU, IF, IO, 1.50%, 4/20/2037 (i)	347	17
Series 2007-22, Class PK, 5.50%, 4/20/2037	544	554
Series 2007-26, Class SC, IF, IO, 1.05%, 5/20/2037 (i)	105	4
Series 2007-24, Class SA, IF, IO, 1.36%, 5/20/2037 (i)	509	27
Series 2009-16, Class SJ, IF, IO, 1.65%, 5/20/2037 (i)	515	22
Series 2008-34, Class OC, PO, 6/20/2037	104	94
Series 2009-106, Class XL, IF, IO, 1.60%, 6/20/2037 (i)	170	9
Series 2009-79, Class OK, PO, 11/16/2037	77	66
Series 2007-67, Class SI, IF, IO, 1.36%, 11/20/2037 (i)	100	3
Series 2008-40, Class SA, IF, IO, 1.29%, 5/16/2038 (i)	382	22
Series 2008-40, Class PS, IF, IO, 1.39%, 5/16/2038 (i)	162	7
Series 2008-50, Class SA, IF, IO, 1.08%, 6/20/2038 (i)	727	32
Series 2008-49, Class PH, 5.25%, 6/20/2038	549	547
Series 2008-55, Class PL, 5.50%, 6/20/2038	501	505
Series 2009-12, Class IE, IO, 5.50%, 3/20/2039	198	14
Series 2009-75, Class IY, IO, 5.50%, 6/20/2039	224	11
Series 2009-72, Class SM, IF, IO, 1.14%, 8/16/2039 (i)	186	11
Series 2010-157, Class OP, PO, 12/20/2040	155	130
Series 2015-157, Class GA, 3.00%, 1/20/2045	325	303
Series 2012-H11, Class FA, 5.56%, 2/20/2062 (i)	1,985	1,977
Series 2012-H18, Class FA, 5.41%, 8/20/2062 (i)	269	267
Series 2013-H04, Class BA, 1.65%, 2/20/2063	8	7
Series 2013-H20, Class FB, 5.86%, 8/20/2063 (i)	736	736
Series 2013-H23, Class FA, 6.16%, 9/20/2063 (i)	1,329	1,333
Series 2015-H02, Class HA, 2.50%, 1/20/2065	1,501	1,448
Series 2015-H04, Class FL, 5.17%, 2/20/2065 (i)	4,239	4,203
Series 2015-H23, Class FB, 5.38%, 9/20/2065 (i)	4,259	4,225
Series 2015-H32, Class FH, 5.52%, 12/20/2065 (i)	479	477
Series 2016-H16, Class FD, 3.16%, 6/20/2066 (i)	6,184	6,138
Series 2016-H17, Class FC, 5.69%, 8/20/2066 (i)	3,924	3,896

JPMorgan Core Plus Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2023 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Collateralized Mortgage Obligations — continued
Series 2017-H08, Class XI, IO, 0.07%, 3/20/2067 (i)	12,989	657
Series 2017-H11, Class XI, IO, 2.68%, 5/20/2067 (i)	33,825	1,526
Series 2017-H14, Class XI, IO, 1.25%, 6/20/2067 (i)	12,837	494
Series 2017-H14, Class AI, IO, 1.78%, 6/20/2067 (i)	17,965	1,146
Series 2017-H23, Class FA, 5.34%, 10/20/2067 (i)	18,499	18,319
Series 2019-H09, Class FA, 5.36%, 5/20/2069 (i)	12,612	12,487
Series 2021-H10, Class AF, 6.43%, 6/20/2071 (i)	24,387	24,803
Goodgreen Trust Series 2017-R1, 5.00%, 10/20/2051 ‡	4,739	4,526
GSR Mortgage Loan Trust
Series 2003-7F, Class 1A4, 5.25%, 6/25/2033	36	36
Series 2004-6F, Class 2A4, 5.50%, 5/25/2034	46	45
Series 2004-6F, Class 3A4, 6.50%, 5/25/2034	58	60
Series 2004-8F, Class 2A3, 6.00%, 9/25/2034	27	27
Series 2005-5F, Class 8A1, 5.50%, 6/25/2035 (i)	10	9
Series 2005-5F, Class 8A3, 5.50%, 6/25/2035 (i)	6	5
Headlands Residential LLC Series 2021-RPL1, Class NOTE, 2.49%, 9/25/2026 (a) (i)	15,000	14,322
Home RE Ltd. (Bermuda)
Series 2021-2, Class M1B, 6.57%, 1/25/2034 (a) (i)	8,432	8,387
Series 2022-1, Class M1C, 10.47%, 10/25/2034 (a) (i)	19,250	19,373
Impac CMB Trust
Series 2004-10, Class 3A1, 5.84%, 3/25/2035 (i)	204	190
Series 2004-10, Class 3A2, 5.94%, 3/25/2035 (i)	128	117
Impac Secured Assets CMN Owner Trust Series 2003-2, Class A1, 5.50%, 8/25/2033	4	4
JPMorgan Mortgage Trust
Series 2004-S2, Class 5A1, 5.50%, 12/25/2019	23	21
Series 2006-A2, Class 5A3, 4.19%, 11/25/2033 (i)	37	35
Series 2006-A2, Class 4A1, 4.16%, 8/25/2034 (i)	77	77
Series 2004-S1, Class 3A1, 5.50%, 9/25/2034	18	21
Series 2004-S2, Class 4A5, 6.00%, 11/25/2034	244	221
Series 2007-A1, Class 5A2, 4.05%, 7/25/2035 (i)	19	19
LHOME Mortgage Trust Series 2023-RTL1, Class A1, 7.87%, 1/25/2028 (a) (g)	19,140	19,133
MASTR Adjustable Rate Mortgages Trust Series 2004-13, Class 2A1, 4.58%, 4/21/2034 (i)	18	17
MASTR Alternative Loan Trust
Series 2004-10, Class 1A1, 4.50%, 9/25/2019	3	3
Series 2004-8, Class 6A1, 5.50%, 9/25/2019	—	—
Series 2005-1, Class 5A1, 5.50%, 1/25/2020	—	—
Series 2004-6, Class 7A1, 6.00%, 7/25/2034	201	193
Series 2004-6, Class 6A1, 6.50%, 7/25/2034	253	250
Series 2004-7, Class 30, PO, 8/25/2034	19	14
Series 2004-7, Class 3A1, 6.50%, 8/25/2034	14	14
MASTR Asset Securitization Trust
Series 2004-6, Class 15, PO, 7/25/2019 ‡	—	—
Series 2004-6, Class 3A1, 5.25%, 7/25/2019 ‡	—	—
Series 2004-P7, Class A6, 5.50%, 12/27/2033 ‡ (a)	36	30
MASTR Resecuritization Trust Series 2005-PO, Class 3, PO, 5/28/2035 (a)	10	6
Merrill Lynch Mortgage Investors Trust
Series 2004-C, Class A2, 5.75%, 7/25/2029 (i)	42	40
Series 2004-D, Class A3, 6.74%, 9/25/2029 (i)	51	49

JPMorgan Core Plus Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2023 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Collateralized Mortgage Obligations — continued
Mill City Securities Ltd. (Cayman Islands) Series 2021-RS1, Class A2, 3.95%, 4/28/2066 ‡ (a) (i)	12,000	10,616
Morgan Stanley Mortgage Loan Trust
Series 2004-3, Class 4A, 5.65%, 4/25/2034 (i)	125	123
Series 2004-7AR, Class 2A6, 4.57%, 9/25/2034 (i)	43	42
NACC Reperforming Loan REMIC Trust Series 2004-R2, Class A1, 6.50%, 10/25/2034 (a) (i)	75	66
Ocwen Series 2021-GNMSR1, 5.00%, 4/30/2024 ‡	23,393	23,159
PHH Mortgage Trust Series 2008-CIM2, Class 5A1, 6.00%, 7/25/2038	39	38
PMC PLS ESR Issuer LLC Series 2022-PLS1, Class A, 5.11%, 2/25/2027 (a) (g)	13,033	12,426
PMT Credit Risk Transfer Trust Series 2021-1R, Class A, 8.06%, 2/27/2024 (a) (i)	16,137	15,765
Popportunitiefrn, 21.76%, 8/20/2023 ‡	8,194	8,194
Prime Mortgage Trust Series 2004-CL1, Class 1A1, 6.00%, 2/25/2034	45	43
PRPM LLC Series 2021-2, Class A1, 2.12%, 3/25/2026 (a) (i)	13,448	12,732
Radnor RE Ltd. (Bermuda)
Series 2022-1, Class M1B, 11.72%, 9/25/2032 (a) (i)	12,600	13,362
Series 2021-1, Class M1B, 6.67%, 12/27/2033 (a) (i)	2,659	2,655
RALI Trust Series 2005-QS5, Class A4, 5.75%, 4/25/2035	815	672
RCO VI Mortgage LLC Series 2022-1, Class A1, 3.00%, 1/25/2027 (a) (g)	18,901	17,783
Residential Asset Securitization Trust
Series 2003-A8, Class A1, 3.75%, 10/25/2018	8	8
Series 2006-A6, Class 2A13, 6.00%, 7/25/2036	89	49
RSFR Series 2020-1, Class PT, 5.71%, 2/17/2025 ‡ (a) (g)	29,280	26,365
SACO I, Inc. Series 1997-2, Class 1A5, 7.00%, 8/25/2036 ‡ (a)	12	12
SART Series 2017-1, 4.75%, 7/15/2024 ‡	2,862	2,801
Seasoned Credit Risk Transfer Trust
Series 2017-4, Class MT, 3.50%, 6/25/2057	9,283	8,436
Series 2019-3, Class M55D, 4.00%, 10/25/2058	12,175	11,581
Series 2019-4, Class MB, 3.00%, 2/25/2059	42,940	33,286
Series 2021-1, Class BXS, 11.83%, 9/25/2060 (a) (i)	10,510	7,445
Series 2021-2, Class BXS, 10.80%, 11/25/2060 (a) (i)	4,998	3,759
Series 2022-1, Class MTU, 3.25%, 11/25/2061	30,698	27,117
Sequoia Mortgage Trust Series 2004-8, Class A2, 5.92%, 9/20/2034 (i)	192	177
Structured Adjustable Rate Mortgage Loan Trust Series 2004-14, Class 1A, 4.97%, 10/25/2034 (i)	27	26
Structured Asset Securities Corp. Mortgage Pass-Through Certificates
Series 2003-26A, Class 3A5, 5.30%, 9/25/2033 (i)	342	331
Series 2003-37A, Class 1A, 4.43%, 12/25/2033 (i)	461	442
Series 2003-37A, Class 2A, 4.47%, 12/25/2033 (i)	56	52
Towd Point Mortgage Trust
Series 2017-FRE2, Class M6, 4.00%, 11/25/2047 (a) (g)	4,641	4,320
Series 2021-R1, Class A1, 2.92%, 11/30/2060 (a) (i)	37,989	31,485
Series 2021-R1, Class A2C, 3.31%, 11/30/2060 (a)	30,000	27,934
Two Harbors Msr Frn, 7.55%, 4/15/2024 ‡	35,000	35,000
Vendee Mortgage Trust
Series 1996-2, Class 1Z, 6.75%, 6/15/2026	87	88
Series 1998-1, Class 2E, 7.00%, 3/15/2028	294	296
Series 1999-1, Class 2Z, 6.50%, 1/15/2029	47	47
VM Master Issuer LLC Series 2022-1, Class B, 6.88%, 5/24/2025 ‡ (a) (i)	24,155	22,116
WaMu Mortgage Pass-Through Certificates Trust
Series 2003-AR8, Class A, 4.16%, 8/25/2033 (i)	67	64

JPMorgan Core Plus Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2023 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Collateralized Mortgage Obligations — continued
Series 2003-AR9, Class 1A6, 4.16%, 9/25/2033 (i)	47	44
Series 2004-AR3, Class A1, 4.52%, 6/25/2034 (i)	17	16
Series 2004-AR3, Class A2, 4.52%, 6/25/2034 (i)	161	146
Series 2004-S2, Class 2A4, 5.50%, 6/25/2034	136	134
Series 2004-AR11, Class A, 4.19%, 10/25/2034 (i)	137	125
Series 2005-AR2, Class 2A21, 5.80%, 1/25/2045 (i)	18	18
Washington Mutual Mortgage Pass-Through Certificates WMALT Trust Series 2005-4, Class CB7, 5.50%, 6/25/2035	272	243
Washington Mutual MSC Mortgage Pass-Through Certificates Trust Series 2004-RA1, Class 2A, 7.00%, 3/25/2034	90	88
Wells Fargo Mortgage-Backed Securities Trust
Series 2004-K, Class 1A2, 3.61%, 7/25/2034 (i)	44	45
Series 2004-U, Class A1, 4.52%, 10/25/2034 (i)	80	76
Total Collateralized Mortgage Obligations (Cost $740,320)		683,666
Foreign Government Securities — 0.7%
Dominican Republic Government Bond
5.95%, 1/25/2027 (j)	2,500	2,439
4.88%, 9/23/2032 (a)	1,310	1,097
6.00%, 2/22/2033 (a)	4,043	3,680
6.00%, 2/22/2033 (j)	5,400	4,915
5.88%, 1/30/2060 (a)	3,545	2,623
Federal Republic of Nigeria
6.50%, 11/28/2027 (j)	6,550	5,528
6.13%, 9/28/2028 (a)	2,880	2,318
7.14%, 2/23/2030 (j)	2,700	2,135
8.75%, 1/21/2031 (j)	3,800	3,172
7.38%, 9/28/2033 (a)	2,327	1,709
Federative Republic of Brazil 4.75%, 1/14/2050	4,100	2,967
Hungary Government Bond
5.50%, 6/16/2034 (a)	1,640	1,568
6.75%, 9/25/2052 (a)	1,245	1,255
Islamic Republic of Pakistan 6.00%, 4/8/2026 (a)	3,019	1,133
Kingdom of Bahrain
7.00%, 10/12/2028 (j)	2,500	2,525
5.45%, 9/16/2032 (a)	1,677	1,464
Kingdom of Morocco 5.95%, 3/8/2028 (a)	1,381	1,398
Kingdom of Saudi Arabia 5.00%, 1/18/2053 (a)	4,038	3,702
Province of Alberta 3.30%, 3/15/2028	24,500	23,577
Province of Quebec 6.35%, 1/30/2026	300	312
Republic of Angola 8.75%, 4/14/2032 (a)	4,086	3,424
Republic of Colombia
10.38%, 1/28/2033	370	418
7.50%, 2/2/2034	1,491	1,428
Republic of Costa Rica 6.55%, 4/3/2034 (a)	4,200	4,237
Republic of Cote d'Ivoire
5.75%, 12/31/2032 (g) (j)	2,806	2,582
6.13%, 6/15/2033 (j)	866	748
6.88%, 10/17/2040 (j)	EUR3,400	2,640
Republic of Indonesia 5.65%, 1/11/2053	805	839

JPMorgan Core Plus Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2023 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Foreign Government Securities — continued
Republic of Kenya 8.00%, 5/22/2032 (j)	5,300	4,258
Republic of Panama 6.85%, 3/28/2054	1,392	1,425
Republic of Paraguay
5.00%, 4/15/2026 (j)	1,080	1,061
3.85%, 6/28/2033 (a)	503	431
5.60%, 3/13/2048 (j)	2,489	2,134
5.40%, 3/30/2050 (j)	7,500	6,269
Republic of Philippines 5.50%, 1/17/2048	606	628
Republic of Poland
5.75%, 11/16/2032	1,256	1,332
4.88%, 10/4/2033	2,312	2,304
5.50%, 4/4/2053	1,924	1,932
Republic of Senegal 6.75%, 3/13/2048 (j)	3,800	2,512
Republic of South Africa 4.30%, 10/12/2028	5,542	4,774
Romania Government Bond 3.00%, 2/14/2031 (a)	2,100	1,730
Sultanate of Oman Government Bond
5.63%, 1/17/2028 (j)	2,850	2,820
6.25%, 1/25/2031 (a)	1,193	1,207
Turkiye Ihracat Kredi Bankasi A/S 9.38%, 1/31/2026 (a)	1,289	1,235
United Mexican States
3.75%, 1/11/2028	376	359
5.00%, 4/27/2051	2,420	2,061
6.34%, 5/4/2053	1,280	1,283
Total Foreign Government Securities (Cost $145,010)		125,588
Loan Assignments — 0.3% (c) (n)
Automobile Components — 0.0% ^
Adient US LLC, Term Loan B (1-MONTH CME TERM SOFR + 3.25%), 8.52%, 4/10/2028	2,953	2,942
Beverages — 0.0% ^
Triton Water Holdings, Inc., 1st Lien Term Loan B (ICE LIBOR USD 3 Month + 3.50%), 8.66%, 3/31/2028	4,912	4,648
Broadline Retail — 0.0% ^
GoodRx, Inc., 1st Lien Term Loan (ICE LIBOR USD 1 Month + 2.75%), 7.87%, 10/10/2025	5,535	5,452
Consumer Staples Distribution & Retail — 0.0% ^
Moran Foods LLC, 2nd Lien Term Loan (3-MONTH CME TERM SOFR + 9.50%), 14.46%, 12/31/2026	1,059	741
Moran Foods, LLC, 1st Lien Term Loan
(3-MONTH CME TERM SOFR + 7.25%), 12.21%, 6/30/2026	302	272
(3-MONTH CME TERM SOFR + 7.25%), 12.21%, 6/30/2026 ‡	621	497
		1,510
Containers & Packaging — 0.0% ^
Graham Packaging Co., Inc., 1st Lien Term Loan (1-MONTH CME TERM SOFR + 3.00%), 8.27%, 8/4/2027	3,367	3,278
Electrical Equipment — 0.0% ^
Cortes NP Acquisition Corp., 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 2.75%), 7.81%, 3/2/2027	3,145	3,092
Entertainment — 0.0% ^
Delta 2 (Lux) SARL, 1st Lien Term Loan B (1-MONTH CME TERM SOFR + 3.00%), 8.15%, 1/15/2030	2,825	2,822

JPMorgan Core Plus Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2023 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Loan Assignments — continued
Financial Services — 0.0% ^
Thor, 1st Lien Term Loan C (ICE LIBOR USD 1 Month + 4.25%), 4.25%, 5/15/2025	1,700	1,696
Ground Transportation — 0.0% ^
First Student Bidco, Inc., 1st Lien Term Loan B (ICE LIBOR USD 3 Month + 3.00%), 8.14%, 7/21/2028	3,047	2,827
First Student Bidco, Inc., 1st Lien Term Loan C (ICE LIBOR USD 3 Month + 3.00%), 8.14%, 7/21/2028	1,139	1,056
		3,883
IT Services — 0.0% ^
MH Sub I LLC, 1st Lien Term Loan B (1-MONTH CME TERM SOFR + 4.25%), 9.28%, 5/3/2028	3,204	3,031
Leisure Products — 0.0% ^
FGI Operating Co. LLC, 1st Lien Term Loan (ICE LIBOR USD 3 Month + 11.00%), 12.00%, 5/16/2023 ‡ (h)	143	16
Machinery — 0.0% ^
Alliance Laundry Systems LLC, 1st Lien Term Loan B (3-MONTH CME TERM SOFR + 3.50%), 8.56%, 10/8/2027	4,353	4,301
Personal Care Products — 0.1%
Nestle Skin Health SA, Term Loan B (Luxembourg) (ICE LIBOR USD 3 Month + 3.75%), 8.91%, 10/1/2026	6,149	5,990
Software — 0.1%
Genesys Telecom Holdings US, Inc., 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 4.00%), 9.07%, 12/1/2027	6,104	5,944
Specialty Retail — 0.1%
AppleCaramel Buyer LLC, 1st Lien Term Loan B (1-MONTH CME TERM SOFR + 3.75%), 8.90%, 10/19/2027	4,118	4,044
Claire's Stores, Inc., 1st Lien Term Loan B (1-MONTH CME TERM SOFR + 6.50%), 11.75%, 12/18/2026 (o)	1,490	1,377
Petco Health and Wellness Co., Inc., Term Loan B (3-MONTH CME TERM SOFR + 3.25%), 8.41%, 3/3/2028	4,338	4,246
		9,667
Total Loan Assignments (Cost $59,819)		58,272
U.S. Government Agency Securities — 0.3%
Resolution Funding Corp. STRIPS
3.88%, 4/15/2030 (m)	20,500	15,543
DN, 3.81%, 4/15/2030 (m)	43,000	32,603
Total U.S. Government Agency Securities (Cost $50,627)		48,146
Municipal Bonds — 0.1% (p)
California — 0.1%
Alameda County Joint Powers Authority, Multiple Capital Projects Series 2010A, Rev., 7.05%, 12/1/2044	200	246
City of Los Angeles Department of Airports, Federally Taxable Build America Bonds Direct Payment to Issuer Series 2009C, Rev., 6.58%, 5/15/2039	915	1,021
Regents of the University of California Medical Center Pooled Series 2020N, Rev., 3.71%, 5/15/2120	1,820	1,215
State of California, Various Purpose GO, 7.35%, 11/1/2039	1,980	2,401
University of California, Taxable Series 2012AD, Rev., 4.86%, 5/15/2112	774	692
Total California		5,575
Colorado — 0.0% ^
Colorado Health Facilities Authority, Covenant Living Communities and Services
Series 2020B, Rev., 2.80%, 12/1/2026	1,175	1,107
Series 2020B, Rev., 3.36%, 12/1/2030	2,350	2,083
Total Colorado		3,190

JPMorgan Core Plus Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2023 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
District of Columbia — 0.0% ^
District of Columbia, Water and Sewer Authority, Public Utility, Senior Lien Series 2014A, Rev., 4.81%, 10/1/2114	345	324
Missouri — 0.0% ^
Health and Educational Facilities Authority of the State of Missouri, The Washington University Series 2020A, Rev., 3.23%, 5/15/2050	3,000	2,268
New York — 0.0% ^
New York State Dormitory Authority, State Personal Income Tax, General Purpose
Series 2010H, Rev., 5.29%, 3/15/2033	560	571
Series 2010H, Rev., 5.39%, 3/15/2040	1,165	1,200
Port Authority of New York and New Jersey, Consolidated
Series 164, Rev., 5.65%, 11/1/2040	1,450	1,545
Series 165, Rev., 5.65%, 11/1/2040	155	165
Series 174, Rev., 4.46%, 10/1/2062	740	669
Total New York		4,150
Ohio — 0.0% ^
American Municipal Power, Inc., Meldahl Hydroelectric Project Series 2010B, Rev., 7.50%, 2/15/2050	1,040	1,293
Ohio State University (The), General Receipts Series 2011-A, Rev., 4.80%, 6/1/2111	1,563	1,419
Ohio University, General Receipts, Federally Taxable Rev., 5.59%, 12/1/2114	2,000	1,897
Total Ohio		4,609
Texas — 0.0% ^
Texas Natural Gas Securitization Finance Corp., Winter Storm URI Series 2023A-2, Rev., 5.17%, 4/1/2041	855	897
Total Municipal Bonds (Cost $23,412)		21,013
	SHARES (000)
Common Stocks — 0.1%
Broadline Retail — 0.0% ^
Moran Foods Backstop Equity ‡ *	61	152
MYT Holding LLC ‡ *	935	444
		596
Communications Equipment — 0.0% ^
Goodman Networks, Inc. ‡ *	38	—
Energy Equipment & Services — 0.0% ^
Telford Offshore Holdings Ltd. (Cayman Islands) ‡ *	34	—
Financial Services — 0.0% ^
ACC Claims Holdings LLC ‡ (q)	1,551	4
Independent Power and Renewable Electricity Producers — 0.0% ^
Vistra Corp.	3	82
Media — 0.0% ^
Clear Channel Outdoor Holdings, Inc. *	502	618
iHeartMedia, Inc., Class A *	127	300
		918
Oil, Gas & Consumable Fuels — 0.1%
Chesapeake Energy Corp.	44	3,334

JPMorgan Core Plus Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2023 (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
Oil, Gas & Consumable Fuels — continued
EP Energy Corp. ‡ *	75	563
Gulfport Energy Corp. *	59	5,693
		9,590
Professional Services — 0.0% ^
NMG, Inc. ‡ *	11	1,398
Specialty Retail — 0.0% ^
Claire's Stores, Inc. ‡ *	2	576
Wireless Telecommunication Services — 0.0% ^
Intelsat SA (Luxembourg) ‡ *	70	1,817
Total Common Stocks (Cost $13,141)		14,981
Convertible Preferred Stocks — 0.0% ^
Specialty Retail — 0.0% ^
Claire's Stores, Inc. ‡ * (Cost $428)	2	3,617
Preferred Stocks — 0.0% ^
Broadline Retail — 0.0% ^
MYT Holding LLC Series A, 10.00%, 6/6/2029 ‡	2,070	1,682
Communications Equipment — 0.0% ^
Goodman Networks, Inc. ‡ *	46	—
Total Preferred Stocks (Cost $2,145)		1,682
	PRINCIPAL AMOUNT ($000)
Convertible Bonds — 0.0% ^
Oil, Gas & Consumable Fuels — 0.0% ^
Gulfport Energy Corp. 10.00% (Cash), 7/10/2023 ‡ (b) (d) (e) (Cost $141)	—	1,026
	NO. OF WARRANTS (000)
Warrants — 0.0% ^
Diversified Telecommunication Services — 0.0% ^
Windstream Holdings, Inc. expiring 12/31/2049, price 10.75 USD ‡ *	6	43
Media — 0.0% ^
Nmg Research Ltd. expiring 9/24/2027, price 1.00 USD (United Kingdom) ‡ *	33	748
Total Warrants (Cost $—)		791

JPMorgan Core Plus Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2023 (Unaudited) (continued)
INVESTMENTS	NO. OF RIGHTS (000)	VALUE ($000)
Rights — 0.0% ^
Diversified Telecommunication Services — 0.0% ^
Intelsat Jackson Holdings SA, expiring 12/5/2025 (Luxembourg) ‡ *	14	—
Independent Power and Renewable Electricity Producers — 0.0% ^
Vistra Corp., expiring 12/31/2049 ‡ *	104	132
Total Rights (Cost $—)		132
	SHARES (000)
Short-Term Investments — 5.7%
Investment Companies — 5.7%
JPMorgan Prime Money Market Fund Class Institutional Shares, 5.12% (s) (t) (Cost $970,167)	969,974	970,168
Investment of Cash Collateral from Securities Loaned — 0.0% ^
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 5.26% (s) (t)	120	120
JPMorgan U.S. Government Money Market Fund Class IM Shares, 5.06% (s) (t)	428	428
Total Investment of Cash Collateral from Securities Loaned (Cost $548)		548
Total Short-Term Investments (Cost $970,715)		970,716
Total Investments — 100.8% (Cost $18,923,437)		17,255,669
Liabilities in Excess of Other Assets — (0.8)%		(141,171)
NET ASSETS — 100.0%		17,114,498

Percentages indicated are based on net assets.
Amounts presented as a dash ("-") represent amounts that round to less than a thousand.

Abbreviations
ABS	Asset-Backed Securities
ACES	Alternative Credit Enhancement Securities
ARM	Adjustable Rate Mortgage. The interest rate shown is the rate in effect as of May 31, 2023.
CLO	Collateralized Loan Obligations
CME	Chicago Mercantile Exchange
CSMC	Credit Suisse Mortgage Trust
DN	Discount Notes
EUR	Euro
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
FRN	Floating Rate Note
GMTN	Global Medium Term Note
GNMA	Government National Mortgage Association
GO	General Obligation
HB
High Coupon Bonds (a.k.a. "IOettes") represent the right to receive interest payments on an underlying pool of mortgages with similar features as those associated with IO securities. Unlike IO's the owner also has a right to receive a very small portion of principal. The high interest rates result from taking interest payments from other classes in the Real Estate Mortgage Investment Conduit trust and allocating them to the small principal of the HB class.

ICE	Intercontinental Exchange

JPMorgan Core Plus Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2023 (Unaudited) (continued)
IF
Inverse Floaters represent securities that pay interest at a rate that increases (decreases) with a decline (incline) in a specified index or have an interest rate that adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown is the rate in effect as of May 31, 2023. The rate may be subject to a cap and floor.

IO
Interest Only represents the right to receive the monthly interest payments on an underlying pool of mortgage loans. The principal amount shown represents the par value on the underlying pool. The yields on these securities are subject to accelerated principal paydowns as a result of prepayment or refinancing of the underlying pool of mortgage instruments. As a result, interest income may be reduced considerably.

LIBOR	London Interbank Offered Rate
PO
Principal Only represents the right to receive the principal portion only on an underlying pool of mortgage loans. The market value of these securities is extremely volatile in response to changes in market interest rates. As prepayments on the underlying mortgages of these securities increase, the yield on these securities increases.

PT	Limited liability company
REIT	Real Estate Investment Trust
REMIC	Real Estate Mortgage Investment Conduit
Re-REMIC	Combined Real Estate Mortgage Investment Conduit
Rev.	Revenue
SCA	Limited partnership with share capital
SOFR	Secured Overnight Financing Rate
SOFRINDX	Compounding index of the Secured Overnight Financing Rate
STRIPS
Separate Trading of Registered Interest and Principal of Securities. The STRIPS Program lets investors hold and trade individual interest and principal components of eligible notes and bonds as separate securities.

TBA	To Be Announced; Security is subject to delayed delivery.
UMBS	Uniform Mortgage-Backed Securities
USD	United States Dollar

^	Amount rounds to less than 0.1% of net assets.
‡	Value determined using significant unobservable inputs.
*	Non-income producing security.
(a)	Securities exempt from registration under Rule 144A or section 4(a)(2), of the Securities Act of 1933, as amended.
(b)	Security has the ability to pay in kind (“PIK”) or pay income in cash. When applicable, separate rates of such payments are disclosed.
(c)	Variable or floating rate security, linked to the referenced benchmark. The interest rate shown is the current rate as of May 31, 2023.
(d)	Security is an interest bearing note with preferred security characteristics.
(e)
Security is perpetual and thus, does not have a predetermined maturity date. The coupon rate for this security is fixed for a period of time and may be structured to adjust thereafter. The date shown, if applicable, reflects the next call date. The coupon rate shown is the rate in effect as of May 31, 2023.

(f)
Contingent Capital security (“CoCo”). CoCos are hybrid debt securities that may be convertible into equity or may be written down if a pre-specified trigger event occurs. The total value of aggregate CoCo holdings at May 31, 2023 is $30,467 or 0.18% of the Fund’s net assets as of May 31, 2023.

(g)
Step bond. Interest rate is a fixed rate for an initial period that either resets at a specific date or may reset in the future contingent upon a predetermined trigger. The interest rate shown is the current rate as of May 31, 2023.

(h)	Defaulted security.
(i)
Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown is the current rate as of May 31, 2023.

(j)
Security exempt from registration pursuant to Regulation S under the Securities Act of 1933, as amended. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States and as such may have restrictions on resale.

(k)	All or a portion of the security is a when-issued security, delayed delivery security, or forward commitment.
(l)	All or a portion of this security is deposited with the broker as initial margin for futures contracts or centrally cleared swaps.
(m)	The rate shown is the effective yield as of May 31, 2023.
(n)	Loan assignments are presented by obligor. Each series or loan tranche underlying each obligor may have varying terms.
(o)	Fund is subject to legal or contractual restrictions on the resale of the security.
(p)	The date shown represents the earliest of the prerefunded date, next put date or final maturity date.
(q)	The security or a portion of this security is on loan at May 31, 2023. The total value of securities on loan at May 31, 2023 is $1.
(s)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(t)	The rate shown is the current yield as of May 31, 2023.

JPMorgan Core Plus Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2023 (Unaudited) (continued)
Futures contracts outstanding as of May 31, 2023 (amounts in thousands, except number of contracts):

DESCRIPTION	NUMBER OF CONTRACTS	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL AMOUNT ($)	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION) ($)
Long Contracts
U.S. Treasury 10 Year Note	12,009	09/20/2023	USD	1,374,468	3,723
U.S. Treasury 10 Year Ultra Note	515	09/20/2023	USD	62,049	321
U.S. Treasury Long Bond	2,374	09/20/2023	USD	304,985	2,494
U.S. Treasury Ultra Bond	1,165	09/20/2023	USD	159,787	3,055
U.S. Treasury 2 Year Note	6,924	09/29/2023	USD	1,424,992	(995)
					8,598
Short Contracts
U.S. Treasury 10 Year Note	(399)	09/20/2023	USD	(45,667)	(141)
U.S. Treasury Long Bond	(25)	09/20/2023	USD	(3,212)	(42)
U.S. Treasury 5 Year Note	(250)	09/29/2023	USD	(27,264)	(1)
					(184)
					8,414

Abbreviations
USD	United States Dollar
Forward foreign currency exchange contracts outstanding as of May 31, 2023 (amounts in thousands):

CURRENCY PURCHASED		CURRENCY SOLD		COUNTERPARTY	SETTLEMENT DATE	UNREALIZED APPRECIATION (DEPRECIATION) ($)
USD	8,832	EUR	8,025	Morgan Stanley	6/5/2023	253
Total unrealized appreciation						253
EUR	8,025	USD	8,873	Morgan Stanley	6/5/2023	(294)
JPY	5,582,204	USD	41,838	Citibank, NA	6/15/2023	(1,691)
Total unrealized depreciation						(1,985)
Net unrealized depreciation						(1,732)

Abbreviations
EUR	Euro
JPY	Japanese Yen
USD	United States Dollar

JPMorgan Core Plus Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2023 (Unaudited) (continued)
Over-the-Counter ("OTC") Credit default swap contracts outstanding — buy protection (*) as of May 31, 2023 (amounts in thousands):

REFERENCE OBLIGATION/INDEX	FINANCING RATE PAID BY THE FUND (%)	PAYMENT FREQUENCY	COUNTERPARTY	MATURITY DATE	IMPLIED CREDIT SPREAD (%)(a)	NOTIONAL AMOUNT(b)	UPFRONT PAYMENTS (RECEIPTS) ($)(c)	UNREALIZED APPRECIATION (DEPRECIATION) ($)	VALUE ($)
Bank of America Corp., 3.50%, 4/19/2026	1.00	Quarterly	Citibank, NA	12/20/2027	0.94	USD32,877	297	(450)	(153)
Bank of America Corp., 3.50%, 4/19/2026	1.00	Quarterly	Citibank, NA	6/20/2028	0.97	USD36,400	308	(433)	(125)
Bank of America Corp., 3.50%, 4/19/2026	1.00	Quarterly	Citibank, NA	6/20/2028	0.97	USD26,300	274	(364)	(90)
Bank of America Corp., 3.50%, 4/19/2026	1.00	Quarterly	Citibank, NA	6/20/2028	0.97	USD26,299	117	(207)	(90)
Bank of America Corp., 3.50%, 4/19/2026	1.00	Quarterly	Citibank, NA	6/20/2028	0.97	USD13,148	35	(80)	(45)
Bank of America Corp., 3.50%, 4/19/2026	1.00	Quarterly	Citibank, NA	6/20/2028	0.97	USD6,574	29	(52)	(23)
Bank of America Corp., 3.50%, 4/19/2026	1.00	Quarterly	Citibank, NA	6/20/2028	0.97	USD13,143	70	(115)	(45)
Bank of America Corp., 3.50%, 4/19/2026	1.00	Quarterly	Citibank, NA	6/20/2028	0.97	USD6,369	84	(106)	(22)
Bank of America Corp., 3.50%, 4/19/2026	1.00	Quarterly	Morgan Stanley	6/20/2028	0.97	USD3,935	42	(55)	(13)
Federative Republic of Brazil, 4.25%, 1/07/2025	1.00	Quarterly	Barclays Bank plc	6/20/2024	0.42	USD75,000	340	(942)	(602)
							1,596	(2,804)	(1,208)

(*)
The Fund, as a buyer of credit protection, is generally obligated to make periodic payments and may also pay or receive an upfront premium to or from the protection seller, in exchange for the right to receive a contingent payment, upon occurrence of a credit event with respect to an underlying reference obligation, as defined under the terms of individual swap contracts.

(a)
Implied credit spreads are an indication of the seller's performance risk, related to the likelihood of a credit event occurring that would require a seller to make payment to a buyer. Implied credit spreads are used to determine the value of swap contracts and reflect the cost of buying/selling protection, which may include upfront payments made to enter into the contract. Therefore, higher spreads would indicate a greater likelihood that a seller will be obligated to perform (i.e. make payment) under the swap contract. Increasing values, in absolute terms and relative to notional amounts, are also indicative of greater performance risk. Implied credit spreads for credit default swaps on credit indices are linked to the weighted average spread across the underlying reference obligations included in a particular index.

(b)	The notional amount is the maximum amount that a seller of credit protection would be obligated to pay and a buyer of credit protection would receive, upon occurrence of a credit event.
(c)
Upfront payments and receipts generally represent premiums paid or received at the initiation of the agreement to compensate the differences between the stated terms of the swap agreement and current market conditions (credit spreads, interest rates and other relevant factors).

Abbreviations
USD	United States Dollar
Centrally Cleared Credit default swap contracts outstanding - buy protection(*) as of May 31, 2023 (amounts in thousands):

REFERENCE OBLIGATION/INDEX	FINANCING RATE PAID BY THE FUND (%)	PAYMENT FREQUENCY	MATURITY DATE	IMPLIED CREDIT SPREAD (%)(a)	NOTIONAL AMOUNT(b)	UPFRONT PAYMENTS (RECEIPTS) ($)(c)	UNREALIZED APPRECIATION (DEPRECIATION) ($)	VALUE ($)
CDX.NA.HY.40-V1	5.00	Quarterly	6/20/2028	4.73	USD99,150	168	(2,231)	(2,063)

JPMorgan Core Plus Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2023 (Unaudited) (continued)
(*)
The Fund, as a buyer of credit protection, is generally obligated to make periodic payments and may also pay or receive an upfront premium to or from the protection seller, in exchange for the right to receive a contingent payment, upon occurrence of a credit event with respect to an underlying reference obligation, as defined under the terms of individual swap contracts.

(a)
Implied credit spreads are an indication of the seller's performance risk, related to the likelihood of a credit event occurring that would require a seller to make payment to a buyer. Implied credit spreads are used to determine the value of swap contracts and reflect the cost of buying/selling protection, which may include upfront payments made to enter into the contract. Therefore, higher spreads would indicate a greater likelihood that a seller will be obligated to perform (i.e. make payment) under the swap contract. Increasing values, in absolute terms and relative to notional amounts, are also indicative of greater performance risk. Implied credit spreads for credit default swaps on credit indices are linked to the weighted average spread across the underlying reference obligations included in a particular index.

(b)	The notional amount is the maximum amount that a seller of credit protection would be obligated to pay and a buyer of credit protection would receive, upon occurrence of a credit event.
(c)
Upfront payments and receipts generally represent premiums paid or received at the initiation of the agreement to compensate the differences between the stated terms of the swap agreement and current market conditions (credit spreads, interest rates and other relevant factors).

Abbreviations
CDX	Credit Default Swap Index
USD	United States Dollar
Summary of total OTC swap contracts outstanding as of May 31, 2023 (amounts in thousands):

	NET UPFRONT PAYMENTS (RECEIPTS) ($)	VALUE ($)
Liabilities
OTC Credit default swap contracts outstanding - buy protection	1,596	(1,208)

JPMorgan Core Plus Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2023 (Unaudited) (continued)
(Dollar values in thousands)
A. Valuation of Investments — Investments are valued in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund's valuation policies set forth by, and under the supervision and responsibility of, the Board of Trustees of the Trust (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.
Under Section 2(a)(41) of the Investment Company Act of 1940, the Board is required to determine fair value for securities that do not have readily available market quotations. Under SEC Rule 2a-5 (Good Faith Determinations of Fair Value), the Board may designate the performance of these fair valuation determinations to a valuation designee. The Board has designated the Adviser as the “Valuation Designee” to perform fair valuation determinations for the Fund on behalf of the Board subject to appropriate oversight by the Board. The Adviser, as Valuation Designee, leverages the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to help oversee and carry out the policies for the valuation of Investments held in the Fund. The Adviser, as Valuation Designee, remains responsible for the valuation determinations.
This oversight by the AVC includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events, and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and, at least on a quarterly basis, with the AVC and the Board.
A market-based approach is primarily used to value the Fund's investments. Investments for which market quotations are not readily available are fair valued using prices supplied by approved affiliated and/or unaffiliated pricing vendors or third party broker-dealers (collectively referred to as “Pricing Services”), or may be internally fair valued using methods set forth by the valuation policies approved by the Board. This may include the use of related or comparable assets or liabilities, recent transactions, market multiples, book values and other relevant information for the investment. An income-based valuation approach may be used in which the anticipated future cash flows of the investment are discounted to calculate the fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. It is possible that the estimated values may differ significantly from the values that would have been used had a ready market for the investments existed, and such differences could be material.
Fixed income instruments are valued based on prices received from Pricing Services. The Pricing Services use multiple valuation techniques to determine the valuation of fixed income instruments. In instances where sufficient market activity exists, the Pricing Services may utilize a market-based approach through which trades or quotes from market makers are used to determine the valuation of these instruments. In instances where sufficient market activity may not exist, the Pricing Services also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining fair value and/or market characteristics in order to estimate the relevant cash flows, which are then discounted to calculate the fair values.
Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset values (“NAV”) of the Fund are calculated on a valuation date.
Certain foreign equity instruments are valued by applying international fair value factors provided by an approved Pricing Service. The factors seek to adjust the local closing price for movements of local markets post-closing, but prior to the time the NAVs are calculated.
Investments in open-end investment companies (“Underlying Funds”) are valued at each Underlying Fund’s net asset values ("NAV") per share as of the report date.
Futures contracts are generally valued on the basis of available market quotations. Swaps and forward foreign currency exchange contracts are valued utilizing market quotations from approved Pricing Services.
See the table on “Quantitative Information about Level 3 Fair Value Measurements” for information on the valuation techniques and inputs used to value level 3 securities held by the Fund at May 31, 2023.
Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer-related events after the report date and prior to issuance of the report are not reflected herein.
The various inputs that are used in determining the valuation of the Fund's investments are summarized into the three broad levels listed below.
•
Level 1 — Unadjusted inputs using quoted prices in active markets for identical investments.
•
Level 2 — Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.
•
Level 3 — Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund's assumptions in determining the fair value of investments).

JPMorgan Core Plus Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2023 (Unaudited) (continued)
(Dollar values in thousands)
A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.
The following table represents each valuation input as presented on the Schedule of Portfolio Investments ("SOI"):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Asset-Backed Securities	$—	$2,028,531	$638,821	$2,667,352
Collateralized Mortgage Obligations	—	528,872	154,794	683,666
Commercial Mortgage-Backed Securities	—	1,662,633	134,167	1,796,800
Common Stocks
Broadline Retail	—	—	596	596
Communications Equipment	—	—	— (a)	— (a)
Energy Equipment & Services	—	—	— (a)	— (a)
Financial Services	—	—	4	4
Independent Power and Renewable Electricity Producers	82	—	—	82
Media	918	—	—	918
Oil, Gas & Consumable Fuels	9,027	—	563	9,590
Professional Services	—	—	1,398	1,398
Specialty Retail	—	—	576	576
Wireless Telecommunication Services	—	—	1,817	1,817
Total Common Stocks	10,027	—	4,954	14,981
Convertible Bonds	—	—	1,026	1,026
Convertible Preferred Stocks	—	—	3,617	3,617
Corporate Bonds
Aerospace & Defense	—	49,201	—	49,201
Automobile Components	—	54,659	—	54,659
Automobiles	—	16,168	—	16,168
Banks	—	939,267	—	939,267
Beverages	—	18,331	—	18,331
Biotechnology	—	51,933	—	51,933
Broadline Retail	—	20,385	—	20,385
Building Products	—	39,999	—	39,999
Capital Markets	—	306,865	—	306,865
Chemicals	—	74,799	—	74,799
Commercial Services & Supplies	—	58,742	—	58,742
Communications Equipment	—	10,447	—	10,447
Construction & Engineering	—	20,684	—	20,684
Construction Materials	—	1,126	—	1,126
Consumer Finance	—	165,668	—	165,668
Consumer Staples Distribution & Retail	—	48,168	—	48,168
Containers & Packaging	—	57,312	—	57,312
Distributors	—	4,529	—	4,529
Diversified Consumer Services	—	8,314	—	8,314
Diversified REITs	—	24,817	—	24,817
Diversified Telecommunication Services	—	192,705	1	192,706
Electric Utilities	—	386,167	—	386,167
Electrical Equipment	—	13,883	—	13,883
Electronic Equipment, Instruments & Components	—	12,548	—	12,548

JPMorgan Core Plus Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2023 (Unaudited) (continued)
(Dollar values in thousands)

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Energy Equipment & Services	$—	$17,666	$—	$17,666
Entertainment	—	60,513	—	60,513
Financial Services	—	64,271	—	64,271
Food Products	—	35,413	—	35,413
Gas Utilities	—	28,843	—	28,843
Ground Transportation	—	37,141	—	37,141
Health Care Equipment & Supplies	—	23,767	—	23,767
Health Care Providers & Services	—	210,027	—	210,027
Health Care REITs	—	5,044	—	5,044
Health Care Technology	—	7,675	—	7,675
Hotel & Resort REITs	—	6,764	—	6,764
Hotels, Restaurants & Leisure	—	116,943	—	116,943
Household Durables	—	21,793	—	21,793
Household Products	—	20,354	—	20,354
Independent Power and Renewable Electricity Producers	—	27,182	—	27,182
Industrial REITs	—	6,473	—	6,473
Insurance	—	71,551	—	71,551
Interactive Media & Services	—	3,373	—	3,373
IT Services	—	18,546	—	18,546
Life Sciences Tools & Services	—	4,437	—	4,437
Machinery	—	20,846	—	20,846
Marine Transportation	—	1,980	—	1,980
Media	—	239,603	—	239,603
Metals & Mining	—	102,434	—	102,434
Mortgage Real Estate Investment Trusts (REITs)	—	91,751	—	91,751
Multi-Utilities	—	38,304	—	38,304
Office REITs	—	3,173	—	3,173
Oil, Gas & Consumable Fuels	—	428,214	—	428,214
Passenger Airlines	—	27,639	—	27,639
Personal Care Products	—	14,990	—	14,990
Pharmaceuticals	—	115,946	—	115,946
Real Estate Management & Development	—	3,957	—	3,957
Residential REITs	—	10,389	—	10,389
Retail REITs	—	12,866	—	12,866
Semiconductors & Semiconductor Equipment	—	63,769	—	63,769
Software	—	70,911	—	70,911
Specialized REITs	—	20,077	—	20,077
Specialty Retail	—	85,533	—	85,533
Technology Hardware, Storage & Peripherals	—	39,417	—	39,417
Textiles, Apparel & Luxury Goods	—	5,565	—	5,565
Tobacco	—	91,560	—	91,560
Trading Companies & Distributors	—	51,497	—	51,497
Transportation Infrastructure	—	1,774	—	1,774
Water Utilities	—	1,246	—	1,246
Wireless Telecommunication Services	—	31,687	—	31,687
Total Corporate Bonds	—	4,939,621	1	4,939,622
Foreign Government Securities	—	125,588	—	125,588

JPMorgan Core Plus Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2023 (Unaudited) (continued)
(Dollar values in thousands)

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Loan Assignments
Automobile Components	$—	$2,942	$—	$2,942
Beverages	—	4,648	—	4,648
Broadline Retail	—	5,452	—	5,452
Consumer Staples Distribution & Retail	—	1,013	497	1,510
Containers & Packaging	—	3,278	—	3,278
Electrical Equipment	—	3,092	—	3,092
Entertainment	—	2,822	—	2,822
Financial Services	—	1,696	—	1,696
Ground Transportation	—	3,883	—	3,883
IT Services	—	3,031	—	3,031
Leisure Products	—	—	16	16
Machinery	—	4,301	—	4,301
Personal Care Products	—	5,990	—	5,990
Software	—	5,944	—	5,944
Specialty Retail	—	9,667	—	9,667
Total Loan Assignments	—	57,759	513	58,272
Mortgage-Backed Securities	—	2,911,346	—	2,911,346
Municipal Bonds	—	21,013	—	21,013
Preferred Stocks	—	—	1,682	1,682
Rights	—	—	132	132
U.S. Government Agency Securities	—	48,146	—	48,146
U.S. Treasury Obligations	—	3,010,919	—	3,010,919
Warrants	—	—	791	791
Short-Term Investments
Investment Companies	970,168	—	—	970,168
Investment of Cash Collateral from Securities Loaned	548	—	—	548
Total Short-Term Investments	970,716	—	—	970,716
Total Investments in Securities	$980,743	$15,334,428	$940,498	$17,255,669
Appreciation in Other Financial Instruments
Forward Foreign Currency Exchange Contracts	$—	$253	$—	$253
Futures Contracts	9,593	—	—	9,593
Depreciation in Other Financial Instruments
Forward Foreign Currency Exchange Contracts	—	(1,985)	—	(1,985)
Futures Contracts	(1,179)	—	—	(1,179)
Swaps	—	(5,035)	—	(5,035)
Total Net Appreciation/ Depreciation in Other Financial Instruments	$8,414	$(6,767)	$—	$1,647

(a)	Amount rounds to less than one thousand.
The following is a summary of investments for which significant unobservable inputs (level 3) were used in determining fair value:
	Balance as of February 28, 2023	Realized gain (loss)	Change in net unrealized appreciation (depreciation)	Net accretion (amortization)	Purchases[1]	Sales[2]	Transfers into Level 3	Transfers out of Level 3	Other(a)	Balance as of May 31, 2023
Investments in Securities:

JPMorgan Core Plus Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2023 (Unaudited) (continued)
(Dollar values in thousands)
	Balance as of February 28, 2023	Realized gain (loss)	Change in net unrealized appreciation (depreciation)	Net accretion (amortization)	Purchases[1]	Sales[2]	Transfers into Level 3	Transfers out of Level 3	Other(a)	Balance as of May 31, 2023
Asset-Backed Securities	$703,664	$4	$(7,489)	$15	$54,112	$(78,135)	$4,228	$(50,247)	$12,669	$638,821
Collateralized Mortgage Obligations	152,633	— (b)	1,368	— (b)	43,195	(3,177)	29	(23,991)	(15,263)	154,794
Commercial Mortgage-Backed Securities	152,497	—	(5,044)	(12)	228	(13,501)	—	(2,595)	2,594	134,167
Common Stocks	5,367	75	(412)	—	—	(76)	—	—	—	4,954
Convertible Bonds	699	—	327	—	—	—	—	—	—	1,026
Convertible Preferred Stocks	3,418	—	199	—	—	—	—	—	—	3,617
Corporate Bonds	1	—	—	—	—	—	—	—	—	1
Loan Assignments	1,824	—	(80)	80	—	—	497	(1,808)	—	513
Preferred Stocks	1,853	—	(171)	—	—	—	—	—	—	1,682
Rights	133	—	—	—	—	—	—	(1)	—	132
Warrants	1,041	—	(250)	—	—	—	—	—	—	791
Total	$1,023,130	$79	$(11,552)	$83	$97,535	$(94,889)	$4,754	$(78,642)	$—	$940,498

[1]	Purchases include all purchases of securities and securities received in corporate actions.
[2]	Sales include all sales of securities, maturities, paydowns and securities tendered in corporate actions.

(a)	Certain Level 3 investments were re-classified between Collateralized Mortgage Obligations and Asset-Backed Securities, Commercial Mortgage-Backed Securities.
(b)	Amount rounds to less than one thousand.
The changes in net unrealized appreciation (depreciation) attributable to securities owned at May 31, 2023, which were valued using significant unobservable inputs (level 3) amounted to $(11,552).
There were no significant transfers into or out of level 3 for the period ended May 31, 2023.
Quantitative Information about Level 3 Fair Value Measurements #
	Fair Value at May 31, 2023	Valuation Technique(s)	Unobservable Input	Range (Weighted Average) (a)
	$- (b )	Market Comparable Companies	EBITDA Multiple (c)	5.0x (5.0x)
			Liquidity Discount	30.00% (30.00%)
Preferred Stocks	- (b )

	338,842	Discounted Cash Flow	Constant Prepayment Rate	0.00% - 35.00% (3.06%)
			Constant Default Rate	0.00% - 1.00% (0.05%)
			Yield (Discount Rate of Cash Flows)	4.11% - 13.37% (9.60%)
Asset-Backed Securities	338,842

	70,277	Discounted Cash Flow	Constant Prepayment Rate	0.00% - 8.00% (2.33%)
			Yield (Discount Rate of Cash Flows)	7.98% - 15.68% (11.09%)
Collateralized Mortgage Obligations	70,277

	100,304	Discounted Cash Flow	Yield (Discount Rate of Cash Flows)	11.26% - 11.39% (11.33%)
Commercial Mortgage-Backed Securities	100,304

	16	Terms of Exchange Offer	Expected Recovery	10.90% (10.90%)
Loan Assignments	16

JPMorgan Core Plus Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2023 (Unaudited) (continued)
(Dollar values in thousands)
	Fair Value at May 31, 2023	Valuation Technique(s)	Unobservable Input	Range (Weighted Average) (a)

	- (b )	Pending Distribution Amount	Expected Recovery	$0.01 ($0.01)
Rights	- (b )

Total	$509,439

#
The table above does not include certain level 3 investments that are valued by brokers and Pricing Services.  At May 31, 2023, the value of these investments was $431,059. The inputs for these investments are not readily available or cannot be reasonably estimated and are generally those inputs described in Note A.

(a)	Unobservable inputs were weighted by the relative fair value of the instruments.
(b)	Amount rounds to less than one thousand.
(c)	Represents amounts used when the reporting entity has determined that market participants would take into account such multiples when pricing the investments.
B. Investment Transactions with Affiliates — The Fund invested in Underlying Funds, which are advised by the Adviser. An issuer which is under common control with the Fund may be considered an affiliate. The Fund assumes the issuers listed in the table below to be affiliated issuers. The Underlying Funds’ distributions may be reinvested into such Underlying Funds. Reinvestment amounts are included in the purchases at cost amounts in the table below.

For the period ended May 31, 2023
Security Description	Value at February 28, 2023	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at May 31, 2023	Shares at May 31, 2023	Dividend Income	Capital Gain Distributions
JPMorgan Prime Money Market Fund Class Institutional Shares, 5.12% (a) (b)	$826,935	$1,279,800	$1,136,336	$(134)	$(97)	$970,168	969,974	$9,787	$—
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 5.26% (a) (b)	120	—	—	—	— (c)	120	120	2	—
JPMorgan U.S. Government Money Market Fund Class IM Shares, 5.06% (a) (b)	428	— (c)	—	—	—	428	428	5	—
Total	$827,483	$1,279,800	$1,136,336	$(134)	$(97)	$970,716		$9,794	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of May 31, 2023.
(c)	Amount rounds to less than one thousand.
C. Derivatives — The Fund used derivative instruments including options, futures contracts, forward foreign currency exchange contracts and swaps, in connection with its investment strategy. Derivative instruments may be used as substitutes for securities in which the Fund can invest, to hedge portfolio investments or to generate income or gain to the Fund. Derivatives may also be used to manage duration, sector and yield curve exposures and credit and spread volatility.
The Fund may be subject to various risks from the use of derivatives, including the risk that changes in the value of a derivative may not correlate perfectly with the underlying asset, rate or index; counterparty credit risk related to derivatives counterparties’ failure to perform under contract terms; liquidity risk related to the potential lack of a liquid market for these contracts allowing a Fund to close out its position(s); and documentation risk relating to disagreement over contract terms. Investing in certain derivatives also results in a form of leverage and as such, the Fund's risk of loss associated with these instruments may exceed their value.
The Fund is party to various derivative contracts governed by International Swaps and Derivatives Association master agreements (“ISDA agreements”). The Fund's ISDA agreements, which are separately negotiated with each dealer counterparty, may contain provisions allowing, absent other considerations, a counterparty to exercise rights, to the extent not otherwise waived, against the Fund in the event the Fund's net assets decline over time by a pre-determined percentage or fall below a pre-determined floor. The ISDA agreements may also contain provisions allowing, absent other conditions, the Fund to exercise rights, to the extent not otherwise waived, against a counterparty (e.g., decline in a counterparty’s credit rating below a specified level). Such rights for both a counterparty and the Fund often include the ability to terminate (i.e., close out) open contracts at prices which may favor a counterparty, which could have an adverse effect on the Fund. The

JPMorgan Core Plus Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2023 (Unaudited) (continued)
(Dollar values in thousands)
ISDA agreements give the Fund and a counterparty the right, upon an event of default, to close out all transactions traded under such agreements and to net amounts owed or due across all transactions and offset such net payable or receivable against collateral posted to a segregated account by one party for the benefit of the other.
Counterparty credit risk may be mitigated to the extent a counterparty posts additional collateral for mark to market gains to the Fund.
Notes (1) — (3) below describe the various derivatives used by the Fund.
(1). Futures Contracts — The Fund used currency, index, interest rate, treasury or other financial futures contracts to manage and hedge interest rate risk associated with portfolio investments and to gain or reduce exposure to positive and negative price fluctuation or a particular countries or regions. The Fund also used futures contracts to lengthen or shorten the duration of the overall investment portfolio. The Fund used commodity futures contracts to obtain long and short exposure to the underlying commodities markets. The purchase of futures contracts will tend to increase the Fund's exposure to positive and negative price fluctuations in the underlying instrument. The sales of futures contracts will tend to offset both positive and negative market price changes.
Futures contracts provide for the delayed delivery of the underlying instrument at a fixed price or are settled for a cash amount based on the change in the value of the underlying instrument at a specific date in the future. Upon entering into a futures contract, the Fund is required to deposit with the broker, cash or securities in an amount equal to a certain percentage of the contract amount, which is referred to as the initial margin deposit. Subsequent payments, referred to as variation margin, are made or received by the Fund periodically and are based on changes in the market value of open futures contracts. Changes in the market value of open futures contracts are recorded as change in net unrealized appreciation/depreciation on futures contracts. Securities deposited as initial margin are designated on the Schedule of Investments, while cash deposited is considered restricted.
The Fund may be exposed to the risk that the change in the value of the futures contract may not correlate perfectly with the underlying instrument. Use of long futures contracts subject the Fund to risk of loss up to the notional amount of the futures contracts. Use of short futures contracts subjects the Fund to unlimited risk of loss. The Fund may enter into futures contracts only on exchanges or boards of trade. The exchange or board of trade acts as the counterparty to each futures transaction; therefore, the Fund's credit risk is limited to failure of the exchange or board of trade. Under some circumstances, futures exchanges may establish daily limits on the amount that the price of a futures contract can vary from the previous day’s settlement price, which could effectively prevent liquidation of positions.
The Fund's futures contracts are not subject to master netting arrangements (the right to close out all transactions traded with a counterparty and net amounts owed or due across transactions).
(2). Forward Foreign Currency Exchange Contracts— The Fund is exposed to foreign currency risks associated with some or all of the portfolio investments and used forward foreign currency exchange contracts to hedge or manage certain of these exposures as part of an investment strategy. The Fund also bought forward foreign currency exchange contracts to gain exposure to currencies. Forward foreign currency exchange contracts represent obligations to purchase or sell foreign currency on a specified future date at a price fixed at the time the contracts are entered into. Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in U.S. dollars without the delivery of the foreign currency.
The values of the forward foreign currency exchange contracts are adjusted daily based on the applicable exchange rate of the underlying currency. Changes in the value of these contracts are recorded as unrealized appreciation or depreciation until the contract settlement date. When the forward foreign currency exchange contract is closed, the Fund records a realized gain or loss equal to the difference between the value at the time the contract was opened and the value at the time it was closed. The Fund also records a realized gain or loss, upon settlement, when a forward foreign currency exchange contract offsets another forward foreign currency exchange contract with the same counterparty.
The Fund's forward foreign currency exchange contracts are subject to master netting arrangements (the right to close out all transactions with a counterparty and net amounts owed or due across transactions).
The Fund may be required to post or receive collateral for non-deliverable forward foreign currency exchange contracts.
(3). Swaps — The Fund engaged in various swap transactions to manage credit, interest rate (e.g., duration, yield curve), currency, inflation and total return risks within its portfolio. The Fund also used swaps as alternatives to direct investments. Swap transactions are contracts negotiated over-the-counter (“OTC swaps”) between the Fund and a counterparty or are centrally cleared (“centrally cleared swaps”) through a central clearinghouse managed by a Futures Commission Merchant (“FCM”) that exchange investment cash flows, assets, foreign currencies or market-linked returns at specified, future intervals.
Upfront payments made and/or received by the Fund are recorded as assets or liabilities, respectively, and amortized over the term of the swap. The value of an OTC swap agreement is recorded at the beginning of the measurement period. Upon entering into a centrally cleared swap, the Fund is required to deposit with the FCM cash or securities, which is referred to as initial margin deposit. Securities deposited as initial margin are designated on the Schedule of Investments, while cash deposited is considered restricted. The change in the value of swaps,

JPMorgan Core Plus Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2023 (Unaudited) (continued)
(Dollar values in thousands)
including accruals of periodic amounts of interest to be paid or received on swaps, is reported as change in net unrealized appreciation/depreciation on swaps. A realized gain or loss is recorded upon payment or receipt of a periodic payment or payment made upon termination of a swap agreement.
The Fund may be required to post or receive collateral based on the net value of the Fund's outstanding OTC swap contracts with the counterparty in the form of cash or securities. Daily movement of cash collateral is subject to minimum threshold amounts. Collateral posted by the Fund is held in a segregated account at the Fund's custodian bank.
The central clearinghouse acts as the counterparty to each centrally cleared swap transaction; therefore credit risk is limited to the failure of the clearinghouse.
The Fund's swap contracts (excluding centrally cleared swaps) are subject to master netting arrangements.
Credit Default Swaps
The Fund entered into credit default swaps to simulate long and/or short bond positions or to take an active long and/or short position with respect to the likelihood of a default or credit event by the issuer of the underlying reference obligation.
The underlying reference obligation may be a single issuer of corporate or sovereign debt, a basket of issuers or a credit index. A credit index is a list of credit instruments or exposures that reference a fixed number of obligors with shared characteristics that represents some part of the credit market as a whole. Index credit default swaps have standardized terms including a fixed spread and standard maturity dates. The composition of the obligations within a particular index changes periodically.
Credit default swaps involve one party, the protection buyer, making a stream of payments to another party, the protection seller, in exchange for the right to receive a contingent payment if there is a credit event related to the underlying reference obligation. In the event that the reference obligation matures prior to the termination date of the contract, a similar security will be substituted for the duration of the contract term. Credit events are defined under individual swap agreements and generally include bankruptcy, failure to pay, restructuring, repudiation/moratorium, obligation acceleration and obligation default.
If a credit event occurs, the Fund, as a protection seller, would be obligated to make a payment, which may be either: (i) a net cash settlement equal to the notional amount of the swap less the auction value of the reference obligation or (ii) the notional amount of the swap in exchange for the delivery of the reference obligation. Selling protection effectively adds leverage to the Fund's portfolio up to the notional amount of swap agreements. The notional amount represents the maximum potential liability under a contract. Potential liabilities under these contracts may be reduced by: the auction rates of the underlying reference obligations; upfront payments received at the inception of a swap; and net amounts received from credit default swaps purchased with the identical reference obligation.